As filed with the Securities and Exchange Commission on April 16, 2021

Securities Act Registration No. 333-252797
Investment Company Registration No. 811-22762

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-2
(Check appropriate box or boxes)
 ☒ REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☒ Pre-Effective Amendment No. 1
☐ Post-Effective Amendment No.
and/or
 ☒  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
 ☒  Amendment No. 5

FLAHERTY & CRUMRINE DYNAMIC PREFERRED AND INCOME FUND INCORPORATED (Exact Name of Registrant as Specified in Charter)
301 E. Colorado Boulevard, Suite 800 Pasadena, California 91101 (Address of Principal Executive Offices) 626-795-7300 (Registrant’s Telephone Number, including Area Code)
R. Eric Chadwick Flaherty & Crumrine Incorporated 301 E. Colorado Boulevard, Suite 800 Pasadena, California 91101 (Name and Address of Agent for Service)
With Copies to:

P. Jay Spinola, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019

Approximate Date of Commencement of Proposed Public Offering: From time to time after the effective date of this Registration Statement.

If the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans, check the following box: ☐

If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan, check the following box: ☒

If this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto, check the following box: ☒

If this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act, check the following box: ☐

If this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act, check the following box: ☐

It is proposed that this filing will become effective (check appropriate box):

☐   when declared effective pursuant to Section 8(c) of the Securities Act.

If appropriate, check the following box:

☐   This post-effective amendment designates a new effective date for a previously filed registration statement.

☐   This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is .

☐   This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is .

Check each box that appropriately characterizes the Registrant:

☒   Registered closed-end fund.

☐   Business development company.

☐   Interval fund.

☒   A.2 Qualified.

☐   Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐   Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐   New registrant.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT
Title of Securities	Amount	Proposed Maximum	Proposed Maximum	Amount of
Being Registered	Being Registered(1)	Offering Price Per Unit	Aggregate Offering Price(2)	Registration Fee(3)
Common Stock, par value $0.01 per share			$200,000,000	$21,820

(1)	There are being registered hereunder a presently indeterminate number of shares of common stock to be offered on an immediate, continuous or delayed basis.

(2)	Estimated solely for purposes of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act.

(3)	$109.10 of which was previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer and sale is not permitted.

Subject to Completion

Preliminary Prospectus dated April 16, 2021

PROSPECTUS
$200,000,000 Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

The Fund. Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated (the “Fund”) is a diversified, closed-end management investment company that commenced operations on May 29, 2013 following the initial public offering of the Fund’s shares of common stock (the “Common Shares”).

Investment Objective and Strategies. The Fund’s investment objective is to seek total return, with an emphasis on high current income. Under normal market conditions, the Fund invests at least 80% of its Managed Assets (defined below) in a portfolio of preferred and other income-producing securities issued by U.S. and non-U.S. companies. Preferred and other income-producing securities may include, among other things, traditional preferred stock, trust preferred securities, hybrid securities that have characteristics of both equity and debt securities, contingent capital securities (“CoCos”), subordinated debt, and senior debt. “Managed Assets” are the Fund’s net assets, plus the principal amount of loans from financial institutions or debt securities issued by the Fund, the liquidation preference of preferred stock (“Preferred Shares”) issued by the Fund, if any, and the proceeds of any reverse repurchase agreements (“Reverse Repurchase Agreements”) entered into by the Fund.

The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “DFP.” As of April 1, 2021, the net assets of the Fund attributable to Common Shares were $514,647,640.06 and the Fund had outstanding 19,197,856 Common Shares. The last reported sale price of the Fund’s Common Shares, as reported by the NYSE on April 1, 2021 was $30.25 per Common Share. The net asset value of the Fund’s Common Shares at the close of business on April 1, 2021 was $26.81 per Common Share.

Investment in the Fund’s Common Shares involves substantial risks arising from, among other strategies, the Fund’s ability to invest in securities that are rated below investment grade or unrated but determined by Flaherty & Crumrine Incorporated to be of comparable quality and the Fund’s use of leverage. Below investment grade securities are regarded as having increased risk with respect to capacity to pay interest and to repay principal, and are commonly referred to as “high yield” securities or “junk bonds.” Because of the risks associated with investing in high yield securities and using leverage, an investment in the Fund may be considered speculative. Before buying any of the Fund’s Common Shares, you should read the discussion of the principal risks of investing in the Fund in “Principal Risks of the Fund” beginning on page 36 of this prospectus.

Shares of closed-end management investment companies frequently trade at a discount to their net asset value. If the Fund’s Common Shares trade at a discount to their net asset value, the risk of loss may increase for purchasers in a public offering.

Neither the U.S. Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The date of this prospectus is [●].

Investment Portfolio. The Fund will invest, under normal market conditions, more than 25% of its total assets in the financials sector, which for this purpose is comprised of the bank, thrifts & mortgage finance, diversified financial services, finance, consumer finance, capital markets, asset management & custody, investment banking & brokerage, insurance, insurance brokerage and real estate investment trust (“REIT”) industries. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. For example, the Fund could have more than 25% of its total assets in insurance companies, while at other times it could have that portion invested in banks. At all times, though, the Fund would have at least 25% of its total assets invested in the financials sector. In addition, the Fund also may focus its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, communications, and pipelines. The Adviser retains broad discretion to allocate the Fund’s investments as it deems appropriate considering current market and credit conditions.

The Fund may invest up to 100% of its Managed Assets in securities of U.S. companies, and may also invest up to 100% of its Managed Assets in securities of non-U.S. companies. In addition, the Fund may invest its Managed Assets in U.S. dollar-denominated American Depositary Receipts (“ADRs”), U.S. dollar-denominated foreign stocks traded on U.S. exchanges and U.S. dollar-denominated and non-U.S. dollar-denominated securities issued by companies organized or headquartered in foreign countries and/or doing significant business outside the United States.

The Fund will invest at least 80% of its Managed Assets in (i) investment grade quality securities or (ii) below investment grade quality securities of companies with investment grade senior unsecured debt outstanding, in either case determined at the time of purchase. Some of the Fund’s Managed Assets may be invested in securities rated (or issued by companies rated) below investment grade at the time of purchase. Securities that are rated below investment grade are commonly referred to as “high yield” or “junk bonds.” Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay dividends and interest and repayment of principal. Due to the risks involved in investing in securities of below investment grade quality, an investment in the Fund should be considered speculative. The Fund can buy securities of any maturity or duration. The maturities of securities in which the Fund will invest generally will be longer-term (perpetual, in the case of many preferred securities and CoCos, and ten years or more for other preferred and debt securities); however, as a result of changing market conditions and interest rates, the Fund may also invest in shorter-term securities.

The portion of the Fund’s Managed Assets not invested in preferred and other income-producing securities may be invested in, among other securities, common stocks, money market instruments, money market mutual funds, asset-backed securities, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“Government Securities”) and such obligations which are subject to repurchase agreements and commercial paper. Depending on market conditions, these investments may at times have a higher or lower yield than preferred securities and other income-producing securities in which the Fund invests.

There can be no assurance that the Fund will achieve its investment objective. See “Investment Objective and Policies” and “Principal Risks of the Fund.”

Leverage. The Fund currently uses, and may in the future use, leverage to seek to enhance the level of its distributions and total return. The Fund has entered into a committed financing agreement with BNP Paribas Prime Brokerage International, LTD. (“Financing Agreement”) that allows the Fund to borrow on a secured basis, which the Fund uses in the normal course of business as financial leverage. The Fund may utilize economic leverage through borrowings, including loans from certain financial institutions (such as those under the Financing Agreement) and/or the issuance of debt securities (collectively, “Borrowings”), Preferred Shares and Reverse Repurchase Agreements in an amount, determined at the time of issuance of such leverage, up to 33⅓% of its Managed Assets (including the amount borrowed). The use of leverage can create special risks. There can be no assurance that any leverage strategy the Fund employs will be successful during any period in which it is employed. See “Use of Leverage” and “Principal Risks of the Fund—Leverage Risk.”

Investment Adviser. Flaherty & Crumrine Incorporated, a registered investment adviser located at 301 E. Colorado Boulevard, Suite 800, Pasadena, California 91101, is an independently-owned, California corporation. The Adviser is responsible for the day-to-day management of the Fund. As of November 30, 2020, the Adviser had approximately $4.5 billion in assets under management.

The Offering. This prospectus is part of a registration statement that the Fund has filed with the SEC, using the “shelf” registration process. The Fund may offer, from time to time, in one or more offerings, up to $200,000,000 of the Common Shares on terms to be determined at the time of the offering. This prospectus provides you with a general description of the Common Shares that the Fund may offer. Each time the Fund uses this prospectus to offer Common Shares, the Fund will provide a prospectus supplement that will contain specific information about the terms of that offering. The prospectus supplement may also add, update or change information contained in this prospectus. You should read this prospectus and the applicable prospectus supplement, which contain important information about the Fund, carefully before you invest in the Common Shares. Common Shares may be offered directly to one or more purchasers, through agents designated from time to time by the Fund, or to or through underwriters or dealers. The prospectus supplement relating to an offering will identify any agents, underwriters or dealers involved in the sale of Common Shares, and will set forth any applicable purchase price, fee, commission or discount arrangement between the Fund and its agents or underwriters or the basis upon which such amount may be calculated.

Please retain this prospectus and any prospectus supplement for future reference. They set forth concisely the information about the Fund you should know before investing. You should read the prospectus and prospectus supplement carefully before deciding whether to invest. A Statement of Additional Information (the “SAI”), dated [●], as supplemented from time to time, containing additional information about the Fund, has been filed with the SEC and is incorporated by reference in its entirety into this prospectus. You may request a free copy of the SAI by calling 1-866-351-7446. You also may call to request the Fund’s annual and semi-annual reports or other information about the Fund, and to make shareholder inquires. The Fund makes available the SAI and the Fund’s annual and semi-annual reports, free of charge, at www.preferredincome.com. Information contained in, or that can be accessed through, the Fund’s website is not part of this prospectus. You may also obtain the SAI and other information regarding the Fund on the SEC website (http://www.sec.gov) or with the payment of a duplication fee, by electronic request at publicinfo@sec.gov.

The Common Shares are not a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

You should rely only on the information contained or incorporated by reference in this prospectus and any applicable prospectus supplement. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell Common Shares in any jurisdiction where the offer or sale is not permitted. You should assume that the information in this prospectus and any applicable prospectus supplement is accurate only as of the date of this prospectus or the date of the applicable prospectus supplement. The Fund’s business, financial condition and prospects may have changed since that date.

PROSPECTUS SUMMARY

This is only a summary. This summary may not contain all of the information that you should consider before investing in the Fund’s shares of common stock (“Common Shares”). You should review the more detailed information contained in this prospectus, the applicable prospectus supplement and in the Statement of Additional Information (the “SAI”), especially the information set forth under the heading “Principal Risks of the Fund.”

The Fund

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated is a diversified, closed-end management investment company that commenced operations on May 29, 2013. Throughout this prospectus, we refer to it simply as the “Fund” or as “we,” “us” or “our.” See “The Fund.”

The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “DFP.” As of April 1, 2021, the net assets of the Fund attributable to Common Shares were $514,647,640.06 and the Fund had outstanding 19,197,856 Common Shares. The last reported sale price of the Fund’s Common Shares, as reported by the NYSE on April 1, 2021 was $30.25 per Common Share. The net asset value of the Fund’s Common Shares at the close of business on April 1, 2021 was $26.81 per Common Share.

The Offering

The Fund may offer, from time to time, in one or more offerings, up to $200,000,000 of the Common Shares on terms to be determined at the time of the offering. This prospectus provides you with a general description of the Common Shares that the Fund may offer. Each time the Fund uses this prospectus to offer Common Shares, the Fund will provide a prospectus supplement that will contain specific information about the terms of that offering. The prospectus supplement may also add, update or change information contained in this prospectus. You should read this prospectus and the applicable prospectus supplement, which contain important information about the Fund, carefully before you invest in the Common Shares. Common Shares may be offered directly to one or more purchasers, through agents designated from time to time by the Fund, or to or through underwriters or dealers. The prospectus supplement relating to an offering will identify any agents, underwriters or dealers involved in the sale of Common Shares, and will set forth any applicable purchase price, fee, commission or discount arrangement between the Fund and its agents or underwriters or the basis upon which such amount may be calculated.

Investment Objective and Policies	The Fund’s investment objective is to seek total return, with an emphasis on high current income. The Fund’s investment objective is considered non-fundamental and may be changed by the Fund’s Board of Directors (the “Board of Directors”) without shareholder approval. The Fund’s investment policies also may be changed by the Board of Directors without shareholder approval, unless otherwise noted in this prospectus or the SAI. However, the Fund’s investment objective and its 80% investment policy described below may only be changed upon 60 days’ prior written notice to the Fund’s shareholders. See “Investment Objective and Policies.”

Under normal market conditions, the Fund invests at least 80% of its Managed Assets (defined below) in a portfolio of preferred and other income-producing securities issued by U.S. and non-U.S. companies. Preferred and other income-producing securities may include, among other things, traditional preferred stock, trust preferred securities, hybrid securities that have characteristics of both equity and debt securities, contingent capital securities (“CoCos”), subordinated debt and senior debt. “Managed Assets” are the Fund’s net assets, plus the principal amount of loans from financial institutions or debt securities issued by the Fund, the liquidation preference of preferred stock (“Preferred Shares”) issued by the Fund, if any, and the proceeds of any reverse repurchase agreements (“Reverse Repurchase Agreements”) entered into by the Fund.

The Fund will invest, under normal market conditions, more than 25% of its total assets in the financials sector, which for this purpose is comprised of the bank, thrifts & mortgage finance, diversified financial services, finance, consumer finance, capital markets, asset management & custody, investment banking & brokerage, insurance, insurance brokerage and real estate investment trust (“REIT”) industries. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. For example, the Fund could have more than 25% of its total assets in insurance companies, while at other times it could have that portion invested in banks. At all times, though, the Fund would have at least 25% of its total assets invested in the financials sector. In addition, the Fund also may focus its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, communications and pipelines. The Adviser retains broad discretion to allocate the Fund’s investments as it deems appropriate considering current market and credit conditions.

The Fund may invest up to 100% of its Managed Assets in securities of U.S. companies, and may also invest up to 100% of its Managed Assets in securities of non-U.S. companies. In addition, the Fund may invest its Managed Assets in U.S. dollar-denominated American Depositary Receipts (“ADRs”), U.S. dollar-denominated foreign stocks traded on U.S. exchanges and U.S. dollar-denominated and non-U.S. dollar-denominated securities issued by companies organized or headquartered in foreign countries and/or doing significant business outside the United States.

The Fund will invest at least 80% of its Managed Assets in (i) investment grade quality securities or (ii) below investment grade quality securities of companies with investment grade senior unsecured debt outstanding, in either case determined at the time of purchase. Some of the Fund’s Managed Assets may be invested in securities rated (or issued by companies rated) below investment grade at the time of purchase. Securities that are rated below investment grade are commonly referred to as “high yield” or “junk bonds.” Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay dividends and interest and repayment of principal. Due to the risks involved in investing in securities of below investment grade quality, an investment in the Fund should be considered speculative.

The maturities of securities in which the Fund will invest generally will be longer-term (perpetual, in the case of many preferred securities and CoCos, and ten years or more for other preferred and debt securities); however, as a result of changing market conditions and interest rates, the Fund may also invest in shorter-term securities. The Fund can buy securities of any maturity or duration. Duration is the sensitivity, expressed in years, of the price of a fixed-income security to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise by 1% and increase in value by 3% if interest rates fall by 1%.

The portion of the Fund’s Managed Assets not invested in preferred and other income-producing securities may be invested in, among other securities, common stocks, money market instruments, money market mutual funds, asset-backed securities, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“Government Securities”) and such obligations which are subject to repurchase agreements and commercial paper. Depending on market conditions, these investments may at times have a higher or lower yield than preferred securities and other income-producing securities in which the Fund invests.

Primary Investment Strategies and Techniques

Preferred Securities. Preferred securities share many investment characteristics with both bonds and common stock; therefore, the risks and potential rewards of investing in the Fund may at times be similar to the risks of investing in equity-income funds or both equity funds and bond funds. Similar to bonds, preferred securities, which generally pay fixed- or adjustable-rate dividends or interest to investors, have preference over common stock in the payment of dividends or interest and the liquidation of a company’s assets, which means that a company typically must pay dividends or interest on its preferred securities before paying any dividends on its common stock. On the other hand, like common stock, preferred securities are junior to all forms of the company’s debt, including both senior and subordinated debt, and the company can skip or defer dividend or interest payments for extended periods of time without triggering an event of default. Further, different types of preferred securities can be junior or senior to other types of preferred securities in both priority of payment of dividends or interest and/or the liquidation of a company’s assets.

Preferred securities can be structured differently for retail and institutional investors, and the Fund may purchase either structure. The retail segment is typified by $25 par securities that are listed on a stock exchange and which trade and are quoted with accreted dividend or interest income included in the price. The institutional segment is typified by $1,000 par value securities that are not exchange-listed, trade over-the-counter (“OTC”) and are quoted on a “clean” price, i.e., without accrued dividend or interest income included in the price.

While preferred securities can be issued with a final maturity date, others (including most traditional preferred stock) are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without any adverse consequence to the issuer. No redemption can typically take place unless all cumulative payment obligations to preferred security investors have been met, although issuers may be able to engage in open-market repurchases without regard to any cumulative dividends or interest payable, and many preferred securities are non-cumulative, whereby the issuer does not have an obligation to make up any arrearages to holders of such securities.

Debt Securities. The Fund may invest in a variety of debt securities, including corporate senior or subordinated debt securities and U.S. government securities. Corporate debt securities are fixed-income securities issued by businesses to finance their operations. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status.

Non-U.S. Investments. The Fund may invest up to 100% of its Managed Assets in securities of U.S. companies, and may also invest up to 100% of its Managed Assets in securities of non-U.S. companies. The Fund may invest its Managed Assets in U.S. dollar-denominated ADRs, U.S. dollar-denominated foreign stocks traded on U.S. exchanges and U.S. dollar-denominated and non-U.S. dollar-denominated securities issued by companies organized or headquartered in foreign countries and/or doing significant business outside the United States. ADRs are receipts issued by a bank or trust company to evidence ownership of the underlying securities issued by non-U.S. companies.

Contingent Capital Securities. Contingent capital securities or “CoCos” have features similar to preferred and other income producing securities but also include “loss absorption” or mandatory conversion provisions that make the securities more like equity. An automatic write-down or conversion event is typically triggered by a reduction in the capital level of the issuer, but may also be triggered by regulatory actions (e.g., a change in capital requirements) or by other factors.

Concentration in Financials Sector. The Fund will invest, under normal market conditions, more than 25% of its total assets in the financials sector, which for this purpose is comprised of the bank, thrifts & mortgage finance, diversified financial services, finance, consumer finance, capital markets, asset management & custody, investment banking & brokerage, insurance, insurance brokerage and REIT industries. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. For example, the Fund could have more than 25% of its total assets in insurance companies, while at other times it could have that portion invested in banks. At all times, though, the Fund would have at least 25% of its total assets invested in the financials sector. In addition, the Fund also may focus its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, communications and pipelines. The Adviser retains broad discretion to allocate the Fund’s investments as it deems appropriate considering current market and credit conditions.

Illiquid Securities. The Fund may invest without limit in instruments that lack a secondary trading market or are otherwise considered illiquid. Generally, illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities.

Additional Investment Strategies and Techniques

REITs. The Fund may invest in REITs which are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. The Fund may invest in REITs of any market capitalization; however, even the larger REITs tend to be small- to medium-sized companies in relation to the equity markets as a whole. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Dividends paid by REITs will not be eligible for the dividends received deduction and generally will not qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Internal Revenue Code of 1986, as amended (the “Code”). Certain Fund distributions attributable to dividends received by the Fund from REITs may qualify as “qualified REIT dividends,” which may qualify for the 20% qualified business income deduction in the hands of non-corporate shareholders.

Common Stocks. The Fund may invest up to 15% of its Managed Assets in common stocks, which represent residual ownership interest in issuers and include rights or warrants to purchase common stocks. Holders of common stocks are entitled to the income and increase in the value of the assets and business of the issuers after all debt obligations and obligations to preferred shareholders are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

New Issues and Follow-On Offerings. In addition to purchasing securities in the secondary market, the Fund seeks investment opportunities in new issues and follow-on or secondary offerings. The Adviser, as an institutional investor, may have access to new issues and secondary offerings that may not be fully available to retail investors. By investing in such offerings, the Adviser may be able to secure favorable terms for the Fund, such as attractive pricing relative to other securities available in the secondary market. The Adviser has developed relationships with issuers and underwriters that it believes could afford the Fund competitive advantages in evaluating and managing these investment opportunities.

Investment Companies. The Fund may also invest in securities of open-end (including mutual funds and exchange-traded funds (“ETFs”)) or closed-end investment companies that invest primarily in securities of the types in which the Fund may invest directly. ETFs and registered closed-end investment companies generally trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset value. As a shareholder in an investment company, the Fund will bear its pro rata portion of that investment company’s expenses, and will remain subject to payment of the Fund’s advisory and administrative fees with respect to assets invested in such underlying investment companies. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs or an exchanged-traded closed-end investment company. Securities of other investment companies may be leveraged, in which case the value and/or yield of such securities will tend to be more volatile than securities of unleveraged vehicles.

Temporary Defensive Policy, Cash Equivalents and Short Term Investments. Under normal conditions, the Fund invests substantially all of its assets with the goal of attaining its investment objective. The remainder of the Fund’s assets may be held as cash or invested in short-term securities or cash equivalents. The percentage of the Fund invested in such holdings varies and depends heavily on current market conditions, among other factors. For temporary defensive purposes and during periods of high cash inflows or outflows, the Fund may depart from its principal investment strategies and invest part or all of its assets in these securities or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. The Fund may adopt a defensive strategy when the portfolio managers believe securities in which the Fund normally invests have elevated risks due to political or economic factors and in other extraordinary circumstances. For more information on eligible short term investments, see the SAI.

There can be no assurance that the Fund’s investment objective will be achieved. For additional information about the Fund’s portfolio composition, see “Investment Objective and Policies.”

Use of Leverage	The Fund currently uses, and may in the future use, leverage to seek to enhance the level of its distributions and total return. The Fund has entered into a committed financing agreement with BNP Paribas Prime Brokerage International, LTD. (“Financing Agreement”) that allows the Fund to borrow on a secured basis, which the Fund uses in the normal course of business as financial leverage. As of November 30, 2020, the committed amount, and amount borrowed, under the Financing Agreement was $252.2 million or 33.1% of the Fund. The Fund pledges its assets as collateral to secure obligations under the Financing Agreement. The Fund may utilize economic leverage through borrowings, including loans from certain financial institutions and/or the issuance of debt securities (collectively, “Borrowings”), Preferred Shares and Reverse Repurchase Agreements.

There is no assurance that the Fund’s use of leverage will be successful in enhancing the level of its distributions or total return. The net asset value of the Fund’s Common Shares is reduced by the issuance or incurrence costs of any leverage. Through leveraging, the Fund seeks to obtain a higher return for shareholders of the Fund’s shares of common stock (“Common Shareholders”) than if the Fund did not utilize leverage. Leverage is a speculative technique and there are special risks and costs associated with leverage. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed. See “Use of Leverage—Leverage Risk.”

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund may utilize leverage through (i) Borrowings if the principal amount of such Borrowings, at the time of issuance, generally does not exceed 33⅓% of the Fund’s total assets less liabilities other than the Borrowings and (ii) the issuance of Preferred Shares if immediately after such issuance, the liquidation value of the outstanding Preferred Shares does not exceed 50% of the Fund’s total assets (including the proceeds from the issuance) less liabilities other than Borrowings. The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions, which otherwise might require untimely dispositions of Fund securities. The Fund may utilize leverage through Reverse Repurchase Agreements, in which the Fund transfers portfolio securities to a financial institution in exchange for cash with an agreement to repurchase such securities on a future date at a specified price. At the time the Fund enters into a Reverse Repurchase Agreement, the Fund will “cover” its exposure under the Reverse Repurchase Agreement by designating on its books and records liquid instruments having a value not less than the repurchase price (including accrued interest). As a result, a Reverse Repurchase Agreement will not be considered a senior security under the 1940 Act. However, even to the extent that the Fund segregates liquid assets, enters into offsetting transactions or otherwise covers such transactions, the amount of financing the Fund may initially obtain through Reverse Repurchase Agreements will not exceed 33⅓% of the Fund’s Managed Assets. The Fund does not have any Preferred Shares outstanding and does not currently use any Reverse Repurchase Agreements for leverage. See “Use of Leverage—Leverage Risk.”

So long as the Fund is able to realize a higher net return on its investment portfolio than the then-current cost of any leverage together with other related expenses, the effect of the leverage will be to cause Common Shareholders to realize higher net return than if the Fund were not so leveraged. On the other hand, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to Common Shareholders will be reduced, and if the then-current cost of any leverage were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to Common Shareholders than if the Fund were not so leveraged. See “Use of Leverage—Leverage Risk.”

Any Borrowing, as well as the issuance of notes or other debt securities or Preferred Shares, would constitute financial leverage and would be subject to the asset coverage requirements imposed by the 1940 Act with respect to the amount of the borrowings and may limit the Fund’s ability to declare dividends and distributions or repurchase its capital stock. If the Fund reduces the amount drawn pursuant to the Financing Agreement, it may be charged a commitment fee on the aggregate undrawn commitment amount for a period of time.

Investment Adviser	Flaherty & Crumrine Incorporated is the investment adviser of the Fund under an investment advisory agreement (the “Investment Advisory Agreement”). The Adviser, a registered investment adviser, was formed in 1983, and its clients include pension plans, endowment funds and institutional investors and investment companies, including open-end and closed-end funds. As of November 30, 2020, the Adviser had approximately $4.5 billion of assets under management.

The Fund pays the Adviser a monthly fee for its advisory services equal to an annual rate of 0.575 of 1.00% on the first $200 million of the Fund’s average daily Managed Assets, and 0.50 of 1.00% on the Fund’s average daily Managed Assets above $200 million. See “Management of the Fund—Investment Adviser.” Since the Fund utilizes leverage, the fees paid to the Adviser for investment advisory and management services are higher than if the Fund did not utilize leverage because the fees paid are calculated based on the Fund’s Managed Assets, which include the principal amount of outstanding Borrowings, the liquidation preference of Preferred Shares, if any, and the proceeds of any Reverse Repurchase Agreements. The Fund’s investment management fees and other expenses are paid only by the Common Shareholders, and not by holders of Preferred Shares, if any. See “Use of Leverage.”

Investor Support Services	Destra Capital Advisors LLC (“Destra” or the “Servicing Agent”) serves as the Fund’s shareholder servicing agent to provide investor support services in connection with the on-going operation of the Fund. Such services include providing ongoing contact with respect to the Fund and its performance with financial advisors that are representatives of broker-dealers and other financial intermediaries, communicating with the stock exchange specialist for the Fund’s Common Shares, and with the closed-end fund analyst community regarding the Fund on a regular basis. See “Management of the Fund — Investor Support Services.”

Administrator	The Bank of New York Mellon (“BNY Mellon”) serves as the Fund’s administrator (the “Administrator”). The Administrator calculates the net asset value of the Fund’s Common Shares and generally assists in all aspects of the Fund’s administration and operation. See “Management of the Fund — Administrator, Transfer Agent and Custodian.”

Custodian	The Bank of New York Mellon (the “Custodian”) acts as custodian for the Fund. See “Management of the Fund — Administrator, Transfer Agent and Custodian.”

Transfer Agent	BNY Mellon Investment Servicing (US) Inc. serves as the Fund’s transfer agent, dividend disbursing agent and registrar (“Transfer Agent”). See “Management of the Fund — Administrator, Transfer Agent and Custodian.”

Listing and Symbol	The Fund’s Common Shares are listed on the NYSE under the symbol “DFP.”

Dividends and Distributions	The Fund expects to distribute throughout the year, primarily in the form of regular monthly distributions, substantially all (on an annual basis) of its net investment income (that is, income other than net realized long-term and short-term capital gains) and its net realized short-term capital gains, if any. Realized long term capital gains, if any, are expected to be distributed annually. Fund distributions will retain the tax characteristics of the underlying dividends received from the Fund’s investments. Thus, Fund distributions that derive from dividends paid by U.S. corporations and certain foreign corporations will be characterized as qualified dividend income (“QDI”) for individual shareholders, Fund distributions that derive from dividends paid by U.S. corporations will be eligible for the dividends-received deduction (“DRD”) for corporate shareholders, and Fund distributions that derive from certain REIT dividends will be eligible for the 20% qualified business income deduction for non-corporate shareholders, in each case subject to the Fund and the shareholder meeting certain investment holding period and other requirements. Fund distributions that derive from interest on debt securities and dividends on “hybrid” preferred securities are generally fully taxable to shareholders and are not eligible for DRD or QDI characterization. Individuals will generally be taxed at long-term capital gain rates on QDI. For more information regarding QDI and DRD, see “Taxation.”

Dividend Reinvestment and Cash Purchase Plan	The Fund has a dividend reinvestment and cash purchase plan (the “Plan”) commonly referred to as an “opt-out” plan. Each Common Shareholder who does not specifically elect to receive cash will automatically participate in the Plan and will have all distributions of dividends reinvested in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all distributions in cash, paid by check. Shareholders whose Common Shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan. See “Dividends and Distributions—Dividend Reinvestment and Cash Purchase Plan” and “Taxation.”

Principal Risks of the Fund	The Fund is a diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. Different risks may be more significant at different times depending on market conditions.

Market Events Risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, designated COVID-19, has resulted in extreme volatility in the financial markets and severe declines in the market value of many investments; reduced liquidity of many instruments; restrictions on international and, in some cases, local travel; significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained domestic or even global economic downturn or recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations and increased volatility and/or decreased liquidity in the securities markets. Developing or emerging market countries may be more impacted by the COVID-19 pandemic as they may have less established health care systems and may be less able to control or mitigate the effects of the pandemic. The impact of the COVID-19 pandemic will last for an extended period of time. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, are taking extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by pushing interest rates to very low levels. These actions have resulted in significant expansion of public debt, including in the U.S. This and other government intervention into the economy and financial markets to address the COVID-19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to mitigate the economic impact of the pandemic have resulted in a large expansion of government deficits and debt, the long-term consequences of which are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy asset-coverage requirements under its Financing Agreement, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

Preferred, Contingent Capital and Other Subordinated Securities Risk. Preferred, contingent capital and other subordinated securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore are subject to greater credit risk than those debt instruments. Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default. Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled. If this occurs, the Fund may be forced to reinvest in lower yielding securities.

Contingent Capital Securities Risk. Contingent capital securities or “CoCos” have features and risks similar to preferred and other income producing securities but also include “loss absorption” or mandatory conversion provisions and restrictions on dividend or interest payments that make the securities more like equity. This is particularly true in the financial sector, the largest preferred issuer segment.

In one version of a CoCo, the security has loss absorption characteristics whereby the liquidation value of the security may be adjusted downward to below the original par value (even to zero) under certain circumstances. This may occur, for instance, in the event that business losses have eroded capital to a substantial extent. The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value may be adjusted back up to par, such as an improvement in capitalization and/or earnings.

Another version of a CoCo provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for instance, to maintenance of a capital minimum, whereby falling below the minimum would trigger automatic conversion. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the Fund’s standing in a bankruptcy. In addition, some such instruments also provide for an automatic write-down if the price of the common stock is below the conversion price on the conversion date.

An automatic write-down or conversion event is typically triggered by a reduction in the capital level of the issuer, but may also be triggered by regulatory actions (e.g., a change in capital requirements) or by other factors. In addition, interest or dividend payments may be reduced or eliminated if certain earnings or capital levels are breached.

Trust Preferred Securities Risk. Some preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. In some cases, when investing in hybrid-preferred securities issued by trusts or other special purpose entities, the Fund may not have recourse against the operating company in the event that the trust or other special purpose entity cannot pay the obligation and therefore, the Fund may lose some or all of the value of its investments in the hybrid-preferred security.

Concentration Risk. The Fund invests 25% or more of its total assets in the financials sector. This policy makes the Fund more susceptible to adverse economic or regulatory occurrences affecting the financials sector.

Financials Sector Risk. The financials sector is especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

U.S. and foreign laws and regulations require banks and bank holding companies to maintain minimum levels of capital and liquidity and to establish loan loss reserves. A bank’s failure to maintain specified capital ratios may trigger dividend restrictions, suspensions on payments on subordinated debt, preferred securities and contingent capital securities, and limitations on growth. Bank regulators have broad authority in these instances and can ultimately impose sanctions, such as imposing resolution authority, conservatorship or receivership, on such non-complying banks even when these banks continue to be solvent, thereby possibly resulting in the elimination of stockholders’ equity. Unless a bank holding company has subsidiaries other than banks that generate substantial revenues, the holding company’s cash flow and ability to declare dividends may be impaired severely by restrictions on the ability of its bank subsidiaries to declare dividends or ultimately to redeem its securities (as they mature).

Similarly, U.S. and foreign laws and regulations require insurance companies to maintain minimum levels of capital and liquidity. An insurance company’s failure to maintain these capital ratios may also trigger dividend restrictions, suspensions on payments of subordinated debt, and limitations on growth. Insurance regulators (at the state-level in the United States) have broad authority in these instances and can ultimately impose sanctions, including conservatorship or receivership, on such non-complying insurance companies even when these companies continue to be solvent, thereby possibly resulting in the elimination of shareholders’ equity. In addition, insurance regulators have extensive authority in some categories of insurance of approving premium levels and setting required levels of underwriting.

Companies engaged in stock brokerage, commodity brokerage, investment banking, investment management or related investment advisory services are closely tied economically to the securities and commodities markets and can suffer during a decline in either market. These companies also are subject to the regulatory environment and changes in regulations, pricing pressure, the availability of funds to borrow and interest rates.

Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments. Credit risk may be heightened for the Fund because the Fund may invest in “high yield” or “high risk” securities; such securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends and interest and repay principal.

High Yield Securities Risk. Although high yield securities generally pay higher rates of interest than investment grade securities, high yield securities are high risk investments that may cause income and principal losses for the Fund. High yield securities may be issued by less creditworthy issuers. Issuers of high yield securities may have a larger amount of outstanding debt relative to their assets than issuers of investment grade securities. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, for example, leaving few or no assets available to repay high yield bond holders. Prices of high yield securities are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of high yield securities than on other higher rated fixed-income securities. Issuers of high yield securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing. High yield securities frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If the issuer redeems high yield securities, the Fund may have to invest the proceeds in securities with lower yields and may lose income. High yield securities may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There may be significant differences in the prices quoted for high yield securities by dealers in the market. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s securities than is the case with securities trading in a more liquid market. The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer. The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

Credit Agency Risk. Credit ratings are determined by credit rating agencies and are the opinions of such entities. A rating assigned by a rating agency is not an absolute standard of credit quality and does not evaluate a security’s market risk or liquidity. Any shortcomings or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund and, as a result, may adversely affect those securities’ perceived or actual credit risk.

Interest Rate and Duration Risk. Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. For fixed rate securities, when market interest rates rise, the market value of such securities generally will fall. Investments in fixed rate securities with long-term maturities may experience significant price declines if long-term interest rates increase. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected redemptions or prepayments. This may lock in a below-market yield, increase the security’s sensitivity to changes in interest rates (“duration”) and further reduce the value of the security. Fixed rate securities with longer durations tend to be more volatile than securities with shorter durations. The duration of a security will be expected to change over time with changes in market factors and time to maturity.

The market value of floating-rate and fixed-to-floating rate securities may fall in a declining interest rate environment and may also fall in a rising interest rate environment if there is a lag between the rise in interest rates and the interest rate reset. A secondary risk associated with declining interest rates is the risk that income earned by the Fund on floating-rate and fixed-to-floating rate securities may decline due to lower coupon payments on floating-rate securities.

LIBOR Risk. Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in securities or other instruments in which the Fund invests as well as loan facilities used by the Fund.

The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced income received by the Fund, higher rates required to be paid by the Fund on credit facilities due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of any hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk. The Fund may invest, without limit, in illiquid securities. From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. It is possible that certain securities held by the Fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet the Fund’s obligations, including potential repayment of leverage borrowings, if any.

Foreign Investment Risk. Because the Fund may invest its assets in foreign instruments, the value of Fund shares can be adversely affected by political and economic developments abroad. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.

Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests proceeds from matured, traded or redeemed securities at market interest rates that are below the Fund portfolio’s current earnings rate. For example, during periods of declining interest rates, the issuer of a security may exercise its option to redeem a security, causing the Fund to reinvest the proceeds into lower-yielding securities, which may result in a decline in the Fund’s income and distributions to Common Shareholders.

 Selection Risk. Selection risk is the risk that the securities selected by Fund management will under-perform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Management Risk. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities.

Leverage Risk. Leverage is a speculative technique and there are special risks and costs associated with leveraging. There is no assurance that leveraging strategy will be successful. Leverage involves risks and special considerations for holders of Common Shares, including:

●   the likelihood of greater volatility of net asset value, market price and dividend rate of the Common Shares than a comparable portfolio without leverage;

●   the risk that fluctuations in the interest or dividend rates that the Fund must pay on any leverage will reduce the return on the holders of the Common Shares;

●   the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Common Shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Common Shares;

●   when the Fund uses financial leverage, the management fees payable to the Adviser will be higher than if the Fund did not use leverage; and

●   leverage may increase operating costs, which may reduce total return.

For a more detailed description of the risks associated with leverage, see “Use of Leverage—Leverage Risk.”

Risk of Market Price Discount from Net Asset Value. Shares of closed-end funds frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that net asset value could decrease as a result of investment activities. We cannot predict whether the Common Shares will trade at, above or below net asset value.

Valuation Risk. Unlike publicly traded common stock that trades on national exchanges, there is no central place or exchange for trading some of the preferred and other income securities owned by the Fund. Preferred, contingent capital and debt securities generally trade on an OTC market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of these securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing.

Cybersecurity Risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the Adviser, and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the Adviser. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Given the risks described above, an investment in the Fund’s Common Shares may not be appropriate for all investors. You should carefully consider your ability to assume these risks before making an investment in the Fund.

Additional Risk Considerations

REITs Risk. Investments in REITs expose the Fund to risks similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. Investments in REITs are also affected by general economic conditions.

Currency Risk. Since a portion of the Fund’s assets may be invested in securities denominated in foreign currencies, changes in currency exchange rates may adversely affect the Fund’s net asset value, the value of dividends and income earned, and gains and losses realized on the sale of securities.

When-Issued and Delayed Delivery Securities Risk. When-issued and delayed delivery securities involve risk that a security the Fund buys will lose value prior to its delivery. There also is risk that a security will not be issued or that another party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for assets it set aside to pay for the security and any gain in the security’s price.

Potential Conflicts of Interest Risk. The Adviser provides investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the 1940 Act, the Adviser intends to engage in such activities and may receive compensation from third parties for its services. The Adviser is not under any obligation to share any investment opportunity with the Fund. As a result, other clients of the Adviser with similar strategies may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities may differ from those of other accounts managed by the Adviser, and it is possible that the Fund could sustain losses during periods in which one or more of the other accounts managed by the Adviser achieve profits. The Adviser has informed the Fund’s Board of Directors that the investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The Adviser has adopted policies and procedures designed to address potential conflicts of interests and to allocate investments among the accounts managed by the Adviser in a fair and equitable manner.

Risk of Anti-Takeover Provisions. Certain provisions of the Fund’s Articles of Incorporation (the “Charter”) and Bylaws (the “Bylaws”), both as amended to date, could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to modify the Fund’s structure. The provisions may have the effect of depriving you of an opportunity to sell your shares at a premium over prevailing market prices and may have the effect of inhibiting conversion of the Fund to an open-end investment company. For a more detailed description of the Charter and Bylaws, see “Certain Provisions of the Charter and Bylaws” and “Additional Risk Considerations—Risk of Anti-Takeover Provisions.”

Investment in Other Investment Companies Risk. As with other investments, investments in other investment companies are subject to market and selection risk. As a shareholder in an investment company, the Fund will bear its pro rata portion of that investment company’s expenses, and will remain subject to payment of the Fund’s advisory and administrative fees with respect to assets invested in such underlying investment companies. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

Investing in ETFs will expose the Fund to risks similar to those of investing directly in those securities in which the ETF invests. Shares of ETFs are traded on exchanges and may trade at either a premium or discount to net asset value. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

SUMMARY OF FUND EXPENSES

 The purpose of the following table and example below is to help you understand the fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly, as a result of an offering. The table reflects the use of leverage in the form of Borrowings in an amount equal to 33.1% of the Fund’s Managed Assets (after the leverage is incurred), and shows Fund expenses as a percentage of net assets attributable to Common Shares. The Fund’s actual expenses may vary from the estimated expenses shown in the table. The extent of the Fund’s assets attributable to leverage following an offering, and the Fund’s associated expenses, are likely to vary (perhaps significantly) from these assumptions.

Shareholder Transaction Expenses	Percentage of Offering Price
Sales load paid by you (as a percentage of offering price)	[●]%	(1)
Offering Expenses borne by Common Shareholders (as a percentage of offering price) (1)	[●]%
Dividend reinvestment and cash purchase plan fees	None

Annual Expenses	Percentage of Net Assets (5) Attributable to Common Shares (Includes Leverage)
Investment management fee (2)	0.78%
Interest payments on borrowed funds (3)	0.46%
Other expenses (4)	0.25%
Total annual Fund operating expenses	1.49%

(1)	If the Common Shares are sold to or through agents, a corresponding prospectus supplement will set forth any applicable sales load and the estimated offering expenses. Common Shareholders will pay all offering expenses involved with an offering.

(2)	The Adviser receives a monthly management fee for its advisory services equal to an effective annual rate of 0.52% of the Fund’s average daily total Managed Assets assuming that 19,186,436 Common Shares are outstanding and the amount of leverage of 33.1% of the Fund’s Managed Assets is used.

(3)

Interest expense assumes that leverage represents 33.1% of the Fund’s Managed Assets and is charged at an interest rate pursuant to the Financial Agreement. As of April 12, 2021, the annualized interest rate on the drawn balance is 0.906%.

(4)	“Other expenses” are based upon estimated amounts for the current fiscal year and assumes 19,186,436 Common Shares are outstanding.

(5)	For purposes of the Fee Table, the Fund’s net assets have been calculated as Managed Assets less the principal amount of Borrowings under the Financing Agreement. As of the date of the prospectus, the Fund does not have any Preferred Shares outstanding nor is party to any Reverse Repurchase Agreements.

Example

 The following example illustrates the hypothetical expenses (including the sales load of $[●], estimated offering expenses of this offering of $[●] and the estimated costs of Borrowings with the Fund utilizing leverage representing [●]% of the Fund’s Managed Assets) that you would pay on a $1,000 investment in Common Shares, assuming (1) total net annual expenses of [●]% of net assets attributable to Common Shares and (2) a 5% annual return:

1 Year	3 Years	5 Years	10 Years
$[●]	$[●]	$[●]	$[●]

*	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower. The example assumes that the estimated “Other expenses” set forth in the Fee Table is accurate and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example. In connection with an offering of Common Shares, the prospectus supplement will set forth an example including sales load and estimated offering costs.

FINANCIAL HIGHLIGHTS

The selected data below sets forth the per share operating performance and ratios and information regarding the Fund’s outstanding senior securities for the periods presented. The financial information was derived from and should be read in conjunction with the Financial Statements of the Fund and Notes thereto, which are incorporated by reference into this prospectus and the SAI. The financial information for the five fiscal years ended November 30, 2020, 2019, 2018, 2017 and 2016 has been audited by KPMG LLP, the Fund’s independent registered public accounting firm, whose unqualified report on such Financial Statements is incorporated by reference into the SAI.

	Year Ended November 30,
	2020	2019	2018	2017	2016
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$26.20	$23.02	$26.29	$24.13	$24.43
INVESTMENT OPERATIONS:
Net investment income	1.84	1.62	1.65	1.69	1.84
Net realized and unrealized gain/(loss) on investments	0.30	3.28	(3.13)	2.39	(0.22)
Total from investment operations	2.14	4.90	(1.48)	4.08	1.62
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(1.83)	(1.72)	(1.79)	(1.92)	(1.92)
Total distributions to Common Stock Shareholders	(1.83)	(1.72)	(1.79)	(1.92)	(1.92)
Net asset value, end of year	$26.51	$26.20	$23.02	$26.29	$24.13
Market value, end of year	$28.18	$26.41	$21.35	$26.44	$22.89
Total investment return based on net asset value*	8.93%	22.10%	(5.59)%	17.41%	7.03%
Total investment return based on market value*	14.87%	32.70%	(12.94)%	24.49%	7.89%
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Total net assets, end of year (in 000’s)	$508,690	$502,137	$441,190	$503,758	$462,215
Operating expenses including interest expense(1)	1.87%	2.73%	2.49%	2.06%	1.83%
Operating expenses excluding interest expense	1.06%	1.06%	1.06%	1.07%	1.10%
Net investment income†	7.40%	6.53%	6.60%	6.56%	7.53%
SUPPLEMENTAL DATA:††
Portfolio turnover rate	12%	18%	10%	13%	19%
Total managed assets, end of year (in 000’s)	$760,890	$754,337	$693,390	$755,958	$703,515
Ratio of operating expenses including interest expense(1) to average total managed assets	1.22%	1.78%	1.63%	1.39%	1.20%
Ratio of operating expenses excluding interest expense to average total managed assets	0.69%	0.69%	0.69%	0.72%	0.73%

*Assumes reinvestment of distributions at the price obtained by the Fund’s Dividend Reinvestment and Cash Purchase Plan.

†The net investment income ratios reflect income net of operating expenses, including interest expense.

††Information presented under heading Supplemental Data includes loan principal balance.

(1)See Note 7.

	Year Ended November 30,		For the period from May 29, 2013(1) through
	2015	2014	November 30, 2013
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$24.80	$22.75	$23.83	(2)

INVESTMENT OPERATIONS:
Net investment income	1.79	1.76	0.72
Net realized and unrealized gain/(loss) on investments	(0.24)	2.26	(1.02)

Total from investment operations	1.55	4.02	(0.30)

DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
From net investment income	(1.92)	(1.97)	(0.78)

Total distributions to Common Stock Shareholders	(1.92)	(1.97)	(0.78)

Net asset value, end of period	$24.43	$24.80	$22.75

Market value, end of period	$22.99	$23.65	$19.89
Total investment return based on net asset value*	7.07%	19.05%	(0.93	%)(3)***
Total investment return based on market value*	5.65%	29.86%	(17.44	%)(3)***
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
Total net assets, end of period (in 000’s)	$467,911	$475,163	$435,749
Operating expenses including interest expense(4)	1.68%	1.67%	1.47	%**
Operating expenses excluding interest expense	1.08%	1.09%	1.06	%**
Net investment income†	7.25%	7.30%	6.29	%**
SUPPLEMENTAL DATA:††
Portfolio turnover rate	16%	31%	10	%***
Total managed assets, end of period (in 000’s)	$709,211	$710,663	$656,749
Ratio of operating expenses including interest expense(4) to total managed assets	1.12%	1.12%	1.07	%**
Ratio of operating expenses excluding interest expense to total managed assets	0.72%	0.73%	0.77	%**

*	Assumes reinvestment of distributions at the price obtained by the Fund’s Dividend Reinvestment and Cash Purchase Plan.
**	Annualized.
***	Not Annualized.
†	The net investment income ratios reflect income net of operating expenses, including interest expense.
††	Information presented under heading Supplemental Data includes loan principal balance.
(1)	Commencement of operations.
(2)	Net asset value at beginning of period reflects the deduction of the sales load of $1.125 per share and offering costs of $0.05 per share paid by the shareholder from the $25.00 offering price.
(3)	Total return on net asset value is calculated assuming a purchase at the offering price of $25.00 on the inception date of trading (May 29, 2013) less the sales load of $1.125 and offering costs of $0.05 and the ending net asset value per share. Total return on market value is calculated assuming a purchase at the offering price of $25.00 on the inception date of trading (May 29, 2013) and the sale at the current market price on the last day of the period. Total return on net asset value and total return on market value are not computed on an annualized basis.
(4)	See Note 8.

Senior Securities

	11/30/2020	11/30/2019	11/30/2018	11/30/2017	11/30/2016
Total Debt Outstanding, End of Period (000s)(1)	$252,200	$252,200	$252,200	$252,200	$241,300
Asset Coverage per $1,000 of Debt(2)	3,107	2,991	2,749	2,997	2,916

(1)  See Note 7.

(2)  Calculated by subtracting the Fund’s total liabilities (excluding the loan) from the Fund’s total assets and dividing that amount by the loan outstanding in 000’s.

	11/30/2015	11/30/2014	11/30/2013
Total Debt Outstanding, End of Period (000s)(1)	$241,300	$235,500	$221,000
Asset Coverage per $1,000 of Debt(2)	2,939	3,018	2,972

(1)	See Note 8.
(2)	Calculated by subtracting the Fund’s total liabilities (excluding the loan) from the Fund’s total assets and dividing that amount by the loan outstanding in 000’s.

THE FUND

 The Fund is a diversified, closed-end management investment company. The Fund was organized as a Maryland corporation on October 10, 2012 and is registered as an investment company under the 1940 Act. The Fund’s principal office is located at 301 E. Colorado Boulevard, Suite 800, Pasadena, California 91101, and its telephone number is (626) 795-7300.

USE OF PROCEEDS

 The net proceeds from the issuance of Common Shares hereunder will be invested in accordance with the Fund’s investment objective and policies as stated below. The net proceeds will be invested in accordance with our investment objective and policies as promptly as possible but no later than six months from the date on which the proceeds from an offering are received by the Fund. Pending such investments, those proceeds may be invested in cash, cash equivalents, government securities and short-term fixed income securities. See “Investment Objective and Policies.”

INVESTMENT OBJECTIVE AND POLICIES

General

 The Fund’s investment objective is to seek total return, with an emphasis on high current income. The Fund’s investment objective is considered non-fundamental and may be changed by the Board of Directors without shareholder approval. The Fund’s investment policies also may be changed by the Board of Directors without shareholder approval, unless otherwise noted in this Prospectus or the SAI. However, the Fund’s investment objective and its 80% investment policy described below may only be changed upon 60 days’ prior written notice to the Fund’s shareholders.

 Under normal market conditions, the Fund invests at least 80% of its Managed Assets in a portfolio of preferred and other income-producing securities issued by U.S. and non-U.S. companies. Preferred and other income-producing securities may include, among other things, traditional preferred stock, trust preferred securities, hybrid securities that have characteristics of both equity and debt securities, contingent capital securities (“CoCos”), subordinated debt and senior debt. “Managed Assets” are the Fund’s net assets, plus the principal amount of loans from financial institutions or debt securities issued by the Fund, the liquidation preference of preferred stock (“Preferred Shares”) issued by the Fund, if any, and the proceeds of any Reverse Repurchase Agreements entered into by the Fund.

 The Adviser attempts to identify, through independent credit analysis, analysis of security terms and structure and market supply/demand imbalances, those preferred securities, contingent capital and debt securities that provide opportunities for high relative total return and income. This analysis may include the position of the security in the issuer’s capital structure, as well as the Adviser’s outlook for particular industries, sectors and the U.S. and global economy and preferred and fixed income markets generally.

 The Fund anticipates that it will actively reposition its portfolio holdings among issuers and obligors in pursuing its investment objective. For example, the Fund might sell a lower yielding security of Company X in order to buy a higher yielding security of Company Y.

 In selecting individual securities for investment, the Adviser considers, among other things, current yield, price variability and the underlying fundamental characteristics of the issuer, with particular emphasis on capital structure, interest and dividend coverage, and the potential for the timely payment of dividends and interest. The Adviser maintains a proprietary database that includes information on the securities in which it invests.

 The Fund will invest, under normal market conditions, more than 25% of its total assets in the financials sector, which for this purpose is comprised of the bank, thrifts & mortgage finance, diversified financial services, finance, consumer finance, capital markets, asset management & custody, investment banking & brokerage, insurance, insurance brokerage and REIT industries. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. For example, the Fund could have more than 25% of its total assets in insurance companies, while at other times it could have that portion invested in banks. At all times, though, the Fund would have at least 25% of its total assets invested in the financials sector. In addition, the Fund also may focus its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, communications and pipelines. The Adviser retains broad discretion to allocate the Fund’s investments as it deems appropriate considering current market and credit conditions.

 The Fund may invest up to 100% of its Managed Assets in securities of U.S. companies, and may also invest up to 100% of its Managed Assets in securities of non-U.S. companies. In addition, the Fund may invest its Managed Assets in U.S. dollar-denominated American Depositary Receipts (“ADRs”), U.S. dollar-denominated foreign stocks traded on U.S. exchanges and U.S. dollar-denominated and non-U.S. dollar-denominated securities issued by companies organized or headquartered in foreign countries and/or doing significant business outside the United States.

 The Fund will invest at least 80% of its Managed Assets in (i) investment grade quality securities or (ii) below investment grade quality securities of companies with investment grade senior unsecured debt outstanding, in either case determined at the time of purchase. Some of the Fund’s Managed Assets may be invested in securities rated (or issued by companies rated) below investment grade at the time of purchase. Securities that are rated below investment grade are commonly referred to as “high yield” or “junk bonds.” Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to capacity to pay dividends and interest and repayment of principal. Due to the risks involved in investing in securities of below investment grade quality, an investment in the Fund should be considered speculative. The Fund can buy securities of any maturity or duration. The maturities of securities in which the Fund will invest generally will be longer-term (perpetual, in the case of many preferred securities and CoCos, and ten years or more for other preferred and debt securities); however, as a result of changing market conditions and interest rates, the Fund may also invest in shorter-term securities. Duration is the sensitivity, expressed in years, of the price of a fixed-income security to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise by 1% and increase in value by 3% if interest rates fall by 1%.

 The portion of the Fund’s Managed Assets not invested in preferred and other income-producing securities may be invested in, among other securities, common stocks, money market instruments, money market mutual funds, asset-backed securities, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“Government Securities”) and such obligations which are subject to repurchase agreements and commercial paper. Depending on market conditions, these investments may at times have a higher or lower yield than preferred securities and other income-producing securities in which the Fund invests.

 A more detailed description of our investment policies and restrictions and more detailed information about the Fund’s portfolio investments are contained in the SAI.

Primary Investment Strategies and Techniques

 Preferred Securities. Preferred securities share many investment characteristics with both bonds and common stock; therefore, the risks and potential rewards of investing in the Fund may at times be similar to the risks of investing in equity-income funds or both equity funds and bond funds. Similar to bonds, preferred securities, which generally pay fixed- or adjustable-rate dividends or interest to investors, have preference over common stock in the payment of dividends or interest and the liquidation of a company’s assets, which means that a company typically must pay dividends or interest on its preferred securities before paying any dividends on its common stock. On the other hand, like common stock, preferred securities are junior to all forms of the company’s debt, including both senior and subordinated debt, and the company can skip or defer dividend or interest payments for extended periods of time without triggering an event of default. Further, different types of preferred securities can be junior or senior to other types of preferred securities in both priority of payment of dividends or interest and/or the liquidation of a company’s assets.

 Preferred securities can be structured differently for retail and institutional investors, and the Fund may purchase either structure. The retail segment is typified by $25 par securities that are listed on a stock exchange and which trade and are quoted with accreted dividend or interest income included in the price. The institutional segment is typified by $1,000 par value securities that are not exchange-listed, trade OTC and are quoted on a “clean” price, i.e., without accrued dividend or interest income included in the price.

 While preferred securities can be issued with a final maturity date, others (including most traditional preferred stock) are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without any adverse consequence to the issuer. No redemption can typically take place unless all cumulative payment obligations to preferred security investors have been met, although issuers may be able to engage in open-market repurchases without regard to any cumulative dividends or interest payable, and many preferred securities are non-cumulative, whereby the issuer does not have an obligation to make up any arrearages to holders of such securities.

 Traditional Preferred Securities. Traditional preferred securities pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and in the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. In order to be payable, distributions on such preferred securities must be declared by the issuer’s board of directors. Income payments on certain preferred securities currently outstanding are cumulative, causing dividends and distributions to accumulate even if not declared by the board of directors or otherwise made payable. In such a case, all accumulated dividends must be paid before any dividend on the common stock can be paid. However, some traditional preferred stocks are non-cumulative, in which case dividends do not accumulate and need not ever be paid. The Fund may invest in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages. Should an issuer of a non-cumulative preferred stock held by the Fund determine not to pay dividends on such stock, Fund distributions may be adversely affected. There is no assurance that dividends or distributions on the traditional preferred securities in which the Fund invests will be declared or otherwise made payable. Preferred shareholders usually have no right to vote for corporate directors or on other matters. Shares of traditional preferred securities have a liquidation preference that generally equals the original purchase price at the date of issuance. The market value of preferred securities may be affected by, among other factors, favorable and unfavorable changes impacting companies in the utilities and financial services sectors, which are prominent issuers of preferred securities, and by actual and anticipated changes in tax laws, such as changes in corporate income tax rates. Because the claim on an issuer’s earnings represented by traditional preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher rate-paying fixed rate preferred securities may be reduced and the Fund may be unable to acquire securities of comparable credit quality paying comparable rates with the redemption proceeds.

Corporate shareholders of a regulated investment company (“RIC”) such as the Fund generally are permitted to claim the 50% DRD with respect to that portion of their distributions from the Fund attributable to amounts received by the Fund that qualify for the DRD, provided such amounts are properly reported by the Fund and certain holding period and other requirements are met at both the Fund and shareholder level. However, not all traditional preferred securities pay dividends that are eligible for the DRD.

Individual shareholders of a RIC such as the Fund generally may be eligible to treat as QDI that portion of their distributions from the Fund attributable to QDI received and reported as such by the Fund, provided certain holding period and other requirements are met at both the Fund and shareholder level. However, not all traditional preferred securities will provide significant benefits under the rules relating to QDI. Individuals will generally be taxed at long-term capital gain rates on QDI. For more information regarding QDI and DRD, see “Taxation” below.

Hybrid-Preferred Securities. Hybrid-preferred securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, as described below, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Hybrid-preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, hybrid-preferred securities typically permit an issuer to defer the payment of income for 18 months or more without triggering an event of default. Generally, the maximum deferral period is five years. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the hybrid-preferred securities have not been made), these hybrid-preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Hybrid-preferred securities have many of the key characteristics of equity because of their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows. Hybrid-preferred securities include, but are not limited to, trust originated preferred securities; monthly income preferred securities; quarterly income bond securities; quarterly income debt securities; quarterly income preferred securities; corporate trust securities; public income notes; and other hybrid-preferred securities.

Hybrid-preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid. Many hybrid-preferred securities are issued by trusts or other special purpose entities established by operating companies and are not direct obligations of the operating company.

Within the category of hybrid-preferred securities are senior debt instruments that trade in the broader preferred securities market. These debt instruments, which are sources of long-term capital for the issuers, have structural features similar to preferred stock such as long maturities, call features, exchange listings and the inclusion of accrued interest in the trading price.

Trust Preferred Securities. The Fund may invest in hybrid-preferred securities issued by trusts or other special purpose entities regardless of whether the obligations of the trust or other special purpose entity are guaranteed by the operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. For U.S. federal income tax purposes, holders of the trust preferred securities generally are treated as owning beneficial interests in the underlying debt of the operating company held by the trust or special purpose entity, and payments on the hybrid-preferred securities are generally treated as interest rather than dividends. As such, payments on the hybrid-preferred securities are not eligible for the DRD or the reduced rates of tax that may apply to QDI. The trust or special purpose entity would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred security has a credit rating that is lower than that of its corresponding operating company’s senior debt securities.

Debt Securities. The Fund may invest in a variety of debt securities, including corporate senior or subordinated debt securities and U.S. government securities. Corporate debt securities are fixed-income securities issued by businesses to finance their operations. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Senior debt refers to debt that is in first-lien position. In the event of a default and subsequent liquidation, the senior lender has first priority in recouping its investment. Subordinated debt, also known as mezzanine or junior debt is a second-level of debt. Such debt is referred to as subordinate, because the debt providers (lenders) have subordinate status in relationship to the senior debt.

Contingent Capital Securities.  Contingent capital securities or “CoCos” have features similar to preferred and other income producing securities but also include “loss absorption” or mandatory conversion provisions that make the securities more like equity. This is particularly true in the financial sector, the largest preferred issuer segment. An automatic write-down or conversion event is typically triggered by a reduction in the capital level of the issuer, but may also be triggered by regulatory actions (e.g., a change in capital requirements) or by other factors.

Floating Rate, Fixed-to-Floating Rate Securities and Fixed-to-Fixed Rate Securities. The Fund may invest up to 100% of its Managed Assets in floating-rate, fixed-to-floating rate and fixed-to-fixed rate securities. Floating rate, fixed-to-floating rate and fixed-to-fixed rate securities may be traditional preferred securities, hybrid-preferred securities or CoCos. The terms of floating-rate securities provide that interest rates are adjusted periodically based upon an interest rate adjustment index. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as a change in the prime rate. Because of the interest rate reset feature, floating-rate securities provide the Fund with a certain degree of protection against rising interest rates, although the interest rates of floating-rate securities will participate in any declines in interest rates as well. Similarly, a fixed-to-floating rate or a fixed-to-fixed rate security may be less price-sensitive to rising interest rates (or yields), because it has a rate of payment that is fixed for a certain period (typically five, ten or thirty years when first issued), after which period a floating-rate of payment applies or the rate is reset to a new fixed rate for a specified period of time.

Non-U.S. Investments. The Fund may invest up to 100% of its Managed Assets in securities of non-U.S. companies. In addition, the Fund may invest its Managed Assets in U.S. dollar-denominated ADRs, U.S. dollar-denominated foreign stocks traded on U.S. exchanges and U.S. dollar-denominated and non-U.S. dollar-denominated securities issued by companies organized or headquartered in foreign countries and/or doing significant business outside the United States. Those securities that are traded in the United States have characteristics that are similar to traditional and hybrid-preferred securities. The Fund may also invest in securities of foreign companies in the form of ADRs, Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. GDRs, in bearer form, are designated for use outside the United States. EDRs, in bearer form, are designed for use in the European securities markets.

Concentration in Financials Sector. The Fund will invest, under normal market conditions, more than 25% of its total assets in the financials sector, which for this purpose is comprised of the bank, thrifts & mortgage finance, diversified financial services, finance, consumer finance, capital markets, asset management & custody, investment banking & brokerage, insurance, insurance brokerage and REIT industries. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. For example, the Fund could have more than 25% of its total assets in insurance companies, while at other times it could have that portion invested in banks. At all times, though, the Fund would have at least 25% of its total assets invested in the financials sector. In addition, the Fund also may focus its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, communications and pipelines. The Adviser retains broad discretion to allocate the Fund’s investments as it deems appropriate considering current market and credit conditions.

Illiquid Securities. The Fund may invest without limit in instruments that lack a secondary trading market or are otherwise considered illiquid. Generally, illiquid securities are securities that cannot be disposed of within seven days in the ordinary course of business at approximately the value at which the Fund has valued the securities.

Additional Investment Strategies and Techniques

REITs. The Fund may invest in REITs which are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. The Fund may invest in REITs of any market capitalization; however, even the larger REITs tend to be small- to medium-sized companies in relation to the equity markets as a whole. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. They are paid interest by the owners of the financed properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.

Within the category of traditional preferred securities, the Fund may invest in traditional preferred securities issued by real estate companies, including REITs. REIT preferred securities are generally perpetual in nature, although REITs often have the ability to redeem the preferred securities after a specified period of time. The market value of REIT preferred securities may be affected by favorable and unfavorable changes affecting a particular REIT. While sharing characteristics of other traditional preferred securities, dividends from REIT preferred securities do not qualify for the DRD and generally do not constitute QDI, as described below. The Fund may invest in REITs of any market capitalization; however, even the larger REITs tend to be small- to medium-sized companies in relation to the equity markets as a whole.

Between 2018 and 2025, “qualified REIT dividends” are treated as eligible for a 20% deduction by non-corporate taxpayers. Qualified REIT dividends are dividends received from REITs that are neither capital gain dividends nor are eligible for treatment as qualified dividends. Proposed regulations issued by the Internal Revenue Service (the “IRS”) enable the Fund to pass-through qualified REIT dividends to its shareholders, provided the shareholders meet certain holding period requirements with respect to their shares.

Common Stocks. The Fund may invest up to 15% of its Managed Assets in common stocks, which represent residual ownership interest in issuers and include rights or warrants to purchase common stocks. Holders of common stocks are entitled to the income and increase in the value of the assets and business of the issuers after all debt obligations and obligations to preferred shareholders are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. The value of common stocks purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. Their value also may decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

New Issues and Follow-On Offerings. In addition to purchasing securities in the secondary market, the Fund seeks investment opportunities in new issues and follow-on or secondary offerings. The Adviser, as an institutional investor, may have access to new issues and secondary offerings that may not be fully available to retail investors. By investing in such offerings, the Adviser may be able to secure favorable terms for the Fund, such as attractive pricing relative to other securities available in the secondary market. The Adviser has developed relationships with issuers and underwriters that it believes could afford the Fund competitive advantages in evaluating and managing these investment opportunities.

Investment Companies. The Fund may also invest in securities of open-end (including mutual funds and ETFs) or closed-end investment companies that invest primarily in securities of the types in which the Fund may invest directly. ETFs and registered closed-end investment companies generally trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset value. As a shareholder in an investment company, the Fund will bear its pro rata portion of that investment company’s expenses, and will remain subject to payment of the Fund’s advisory and administrative fees with respect to assets invested in such underlying investment companies. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs or an exchanged-traded closed-end investment company. Securities of other investment companies may be leveraged, in which case the value and/or yield of such securities will tend to be more volatile than securities of unleveraged vehicles.

Temporary Defensive Policy, Cash Equivalents and Short Term Investments. For temporary defensive purposes or to keep cash on hand fully invested, the Fund may invest up to 100% of its Managed Assets in cash, cash equivalents, government securities and short-term fixed income securities. When and to the extent the Fund assumes a temporary defensive position, the Fund may not pursue or achieve its investment objective.

USE OF LEVERAGE

The Fund currently uses, and may in the future use, leverage to seek to enhance the level of its distributions and total return through the use of leverage. The Fund has entered into a Financing Agreement with BNP Paribas Prime Brokerage International, LTD. that allows the Fund to borrow on a secured basis, which the Fund uses in the normal course of business as financial leverage, as described below under “Financing Agreement.” The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions, which otherwise might require untimely dispositions of Fund securities.

There is no assurance that the Fund’s use of leverage will be successful in enhancing the level of its distributions or total return. The net asset value of the Fund’s Common Shares will be reduced by the issuance or incurrence costs of any leverage. Through leveraging, the Fund seeks to obtain a higher return for Common Shareholders than if the Fund did not utilize leverage. Leverage is a speculative technique and there are special risks and costs associated with leverage. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Under the 1940 Act, the Fund is not permitted to incur indebtedness, including through the issuance of debt securities or other borrowings, unless immediately thereafter the Fund will have an asset coverage of at least 300%. In general, the term “asset coverage” for this purpose means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities, bears to the aggregate amount of senior securities representing indebtedness of the Fund. In addition, the Fund may be limited in its ability to declare any cash distribution on its Common Shares or purchase its Common Shares unless, at the time of such declaration or purchase, the Fund has an asset coverage (on its indebtedness) of at least 300% after deducting the amount of such distribution or purchase price, as applicable. In addition, if the Fund issues non-public indebtedness (for example, if it enters into a loan agreement in a privately arranged transaction with a bank), it may be able to continue to pay dividends on its Common Shares even if the asset coverage ratio on its indebtedness falls below 300%. The terms of any Borrowing may also impose more stringent limitations on the Fund’s ability to declare dividends or other distributions. Failure to maintain certain asset coverage requirements could result in an event of default and entitle the debt holders to elect a majority of the Board of Directors. Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverages or portfolio composition or otherwise.

Under the 1940 Act, the Fund is not permitted to issue Preferred Shares if, immediately after such issuance, the liquidation value of the outstanding Preferred Shares exceeds 50% of the Fund’s total assets (including the proceeds from the issuance) less liabilities other than Borrowings (i.e., the value of the Fund’s assets must be at least 200% of the liquidation value of the outstanding Preferred Shares). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Preferred Shares unless, at the time of such declaration, the value of the Fund’s assets less liabilities other than Borrowings is at least 200% of such liquidation value after deducting the amount of such dividend or distribution. If the Fund issues Preferred Shares, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain coverage of any Preferred Shares of at least 200%. If the Fund has Preferred Shares outstanding, two of the Fund’s Directors will be elected by the holders of Preferred Shares, voting separately as a class. The remaining Directors of the Fund will be elected by holders of Common Shares and Preferred Shares voting together as a single class. In the event the Fund failed to pay dividends on Preferred Shares for two years, holders of Preferred Shares would be entitled to elect a majority of the Directors of the Fund. See “Description of Shares—Preferred Shares.” The Fund does not have any Preferred Shares outstanding.

The Fund may enter into Reverse Repurchase Agreements involving the transfer by the Fund of portfolio securities to a financial institution with an agreement to repurchase such securities on a future date at a specified price. In return, the financial institution provides financing to the Fund equal to the discounted value of such securities. The use by the Fund of Reverse Repurchase Agreements effects a form of economic leverage, because the proceeds derived from such Reverse Repurchase Agreements may be invested in additional securities. At the time the Fund enters into a Reverse Repurchase Agreement, the Fund will “cover” its exposure under the Reverse Repurchase Agreement by designating on its books and records liquid instruments having a value not less than the repurchase price (including accrued interest). As a result, a Reverse Repurchase Agreement will not be considered a senior security under the 1940 Act. The Fund currently does not use any Reverse Repurchase Agreements for leverage.

The Fund may be subject to certain restrictions imposed by either guidelines of one or more rating agencies which may issue ratings for leverage or, if the Fund borrows from a lender, by the lender. These restrictions may impose asset coverage or portfolio composition requirements that are more stringent than those currently imposed on the Fund by the 1940 Act. With respect to any Borrowings, the Fund may be required to prepay outstanding amounts or incur a penalty rate of interest upon the occurrence of certain events of default under its lending arrangements. The Fund expects that any Borrowings would contain customary covenants that, among other things, likely would limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change its fundamental investment policies and engage in certain transactions, including mergers and consolidations.

Effects of Leverage. As of November 30, 2020, the committed amount, and amount borrowed, under the Financing Agreement was $252.2 million. The lender currently charges an annualized rate of one-month LIBOR (reset monthly) plus 0.80% on the drawn (borrowed) balance. The lender charges an annualized rate of 0.65% on the undrawn (committed) balance. As of April 12, 2021, the annualized interest rate on the drawn balance is 0.906%.

Assuming the Fund uses leverage representing 33⅓% of the Fund’s Managed Assets and is charged interest or involves payment at a rate set by an interest rate transaction at an annual average rate of approximately 0.906%, the income generated by the Fund’s portfolio (net of estimated expenses) must exceed 0.31% in order to cover such interest payments or payment rates and other expenses specifically related to leverage. Of course, these numbers are merely estimates based on current market conditions, used for illustration. Actual dividend rates, interest, or payment rates may vary frequently and may be significantly higher or lower than the rate estimated above.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns expected to be experienced by the Fund. The table assumes leverage in an aggregate amount equal to 33⅓% of the Fund’s Managed Assets. See “Use of Leverage—Leverage Risk.”

If the Fund uses leverage, the amount of fees paid to the Adviser for its services will be higher than if the Fund does not use leverage because the fees paid are calculated on Managed Assets, which include assets purchased with leverage. Therefore, the Adviser has a financial incentive to use leverage, which creates a conflict of interest between the Adviser and Common Shareholders, as only the Common Shareholders would bear the fees and expenses incurred through the Fund’s use of leverage. The Fund’s willingness to use leverage, and the extent to which leverage is used at any time, will depend on many factors, including among other things, the Adviser’s assessment of the yield curve, interest rate trends, market conditions and other factors. See “Summary of Fund Expenses.”

Assumed Portfolio Total Return (net of expenses)	-10%	-5%	0%	5%	10%
Common Share Total Return	-15.5%	-8%	-0.5%	7%	14.5%

Common Share total return is comprised of two elements – the Common Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying interest expenses on the Fund’s Borrowings as described above and dividend payments on any Preferred Shares issued by the Fund) and gain and losses on the value of the securities the Fund owns. As required by the rules of the SEC, the table assumes the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the income it receives on its investment is entirely offset by losses in the value of those securities (including the proceeds from entering into a Reverse Repurchase Agreement).

Financing Agreement. The Fund is required to meet certain asset coverage requirements under the Financing Agreement and under the 1940 Act. In accordance with the asset coverage requirements, more than 50% of the Fund’s assets are expected to be pledged as collateral assuming the full committed amount is drawn. If the Fund fails to meet these requirements, or maintain other financial covenants required under the Financing Agreement, the Fund may be required to repay immediately, in part or in full, the amount borrowed under the Financing Agreement. Additionally, failure to meet the foregoing requirements or covenants could restrict the Fund’s ability to pay dividends to shareholders and could necessitate sales of portfolio securities at inopportune times. The Financing Agreement has no stated maturity, but may be terminated by either party without cause with 180 days’ advance notice.

Under the terms of the Financing Agreement, the lender has the ability to borrow a portion of the securities pledged as collateral against the loan (“Rehypothecated Securities”), subject to certain limits. In connection with any Rehypothecated Securities, the Fund receives a fee from the lender equal to the greater of (x) 0.05% of the value of the Rehypothecated Securities and (y) 70% of net securities lending income. The Fund may recall any Rehypothecated Security at any time and the lender is required to return the security in a timely fashion. In the event the lender does not return the security, the Fund will have the right to, among other things, apply and set off an amount equal to 100% of the then-current fair market value of such Rehypothecated Securities against any loan amounts owed to the lender under the Financing Agreement. Rehypothecated Securities are marked-to-market daily and adjusted as necessary so the value of all Rehypothecated Securities does not exceed 100% of the loan amount under the Financing Agreement. The Fund will continue to earn and receive all dividends, interest, and other distributions on Rehypothecated Securities.

Leverage Risk. Utilization of leverage is a speculative investment technique and involves certain risks to Common Shareholders. These include the possibility of higher volatility of the net asset value of and distributions on the Common Shares and potentially more volatility in the market value of the Common Shares. So long as the Fund is able to realize a higher net return on its investment portfolio than the then-current cost of any leverage together with other related expenses, the effect of the leverage will be to cause Common Shareholders to realize higher net return than if the Fund were not so leveraged. On the other hand, to the extent that the then-current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to Common Shareholders will be reduced, and if the then-current cost of any leverage were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to Common Shareholders than if the Fund were not so leveraged. Any decline in the net asset value of the Fund’s investments will be borne entirely by Common Shareholders. Therefore, if the market value of the Fund’s portfolio declines, the leverage will result in a greater decrease in net asset value to Common Shareholders than if the Fund were not leveraged. Such greater net asset value decrease will also tend to cause a greater decline in the market price for the Common Shares. To the extent that the Fund is required or elects to redeem any Preferred Shares or prepay any Borrowings or Reverse Repurchase Agreements, the Fund may need to liquidate investments to fund such redemptions or prepayments. Liquidation at times of adverse economic conditions may result in capital loss and reduce returns to Common Shareholders.

The use by the Fund of leverage through Reverse Repurchase Agreements would involve the risk that the market value of the securities acquired with the proceeds of the Reverse Repurchase Agreement may decline below the price of the securities the Fund has sold but is obligated to repurchase. Also, Reverse Repurchase Agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund in connection with the Reverse Repurchase Agreement may decline in price. If the buyer of securities under a Reverse Repurchase Agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the Reverse Repurchase Agreement may effectively be restricted pending such decision. The use by the Fund of leverage through Reverse Repurchase Agreements also would involve the risk that the Fund could be required to sell securities at inopportune times or prices in order to repay leverage and the risk that the counterparty does not return the securities to the Fund.

The Fund may choose or be required to prepay any Borrowings or principal amounts of Reverse Repurchase Agreements, or redeem some or all of any outstanding Preferred Shares. This prepayment or redemption would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Such early termination could result in termination payment by or to the Fund.

PRINCIPAL RISKS OF THE FUND

The Fund is a diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. Different risks may be more significant at different times depending on market conditions.

Market Events Risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

The rapid and global spread of a highly contagious novel coronavirus respiratory disease, designated COVID-19, has resulted in extreme volatility in the financial markets and severe declines in the market value of many investments; reduced liquidity of many instruments; restrictions on international and, in some cases, local travel; significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID-19 pandemic may result in a sustained domestic or even global economic downturn or recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations and increased volatility and/or decreased liquidity in the securities markets. Developing or emerging market countries may be more impacted by the COVID-19 pandemic as they may have less established health care systems and may be less able to control or mitigate the effects of the pandemic. The impact of the COVID-19 pandemic will last for an extended period of time. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, are taking extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by pushing interest rates to very low levels. These actions have resulted in significant expansion of public debt, including in the U.S. This and other government intervention into the economy and financial markets to address the COVID-19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to mitigate the economic impact of the pandemic have resulted in a large expansion of government deficits and debt, the long-term consequences of which are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy asset-coverage requirements under its Financing Agreement, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

Preferred, Contingent Capital and Other Subordinated Securities Risk. Preferred, contingent capital and other subordinated securities rank lower than bonds and other debt instruments in a company’s capital structure and therefore are subject to greater credit risk than those debt instruments. Distributions on some types of these securities may also be skipped or deferred by issuers without causing a default. Finally, some of these securities typically have special redemption rights that allow the issuer to redeem the security at par earlier than scheduled. If this occurs, the Fund may be forced to reinvest in lower yielding securities. There are various risks associated with investing in these types of securities, including:

Deferral and Omission Risk. The securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. In certain cases, deferring or omitting distributions may be mandatory. If the Fund owns a security for which distributions are deferred, the Fund may be required to report income for tax purposes although it has not yet received such income. In addition, recent changes in bank regulations may increase the likelihood for issuers to defer or omit distributions.

Call, Reinvestment and Income Risk. During periods of declining interest rates, an issuer may be able to exercise an option to redeem its issue at par earlier than scheduled, which is generally known as call risk. If this occurs, the Fund may be forced to reinvest in lower yielding securities. This is known as reinvestment risk. Preferred securities and contingent capital securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem these securities if the issuer can refinance the securities at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer or in the event of regulatory changes affecting the capital treatment of a security. Another risk associated with a declining interest rate environment is that the income from the Fund’s portfolio may decline over time when the Fund invests the proceeds from new share sales, if any, at market rates that are below the portfolio’s current earnings rate.

Limited Voting Rights Risk. Generally, traditional preferred securities offer no voting rights with respect to the issuer unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may have the ability to elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights. Hybrid-preferred security and contingent capital security holders generally have no voting rights.

Special Redemption Rights. In certain varying circumstances, an issuer may redeem the securities prior to their scheduled call or maturity date. For instance, a redemption may be triggered by a change in U.S. federal income tax or securities laws. As with call provisions, a redemption by the issuer may negatively impact the return of the security held by the Fund.

New Types of Securities. From time to time, securities have been, and may in the future be, offered having features other than those described herein. The Fund reserves the right to invest in these securities if the Adviser believes that doing so would be consistent with the Fund’s investment objective and policies. Since the market for these instruments would be new, the Fund may have difficulty disposing of them at a suitable price and time. In addition to limited liquidity and high price volatility risks, these instruments may present other risks that are consistent with the risks disclosed in this prospectus.

Contingent Capital Securities Risk. Contingent capital securities or “CoCos” have features and risks similar to preferred and other income producing securities but also include “loss absorption” or mandatory conversion provisions and restrictions on dividend or interest payments that make the securities more like equity. This is particularly true in the financial sector, the largest preferred issuer segment.

In one version of a CoCo, the security has loss absorption characteristics whereby the liquidation value of the security may be adjusted downward to below the original par value (even to zero) under certain circumstances. This may occur, for instance, in the event that business losses have eroded capital to a substantial extent. The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value may be adjusted back up to par, such as an improvement in capitalization and/or earnings.

Another version of a CoCo provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for instance, to maintenance of a capital minimum, whereby falling below the minimum would trigger automatic conversion. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the Fund’s standing in a bankruptcy. In addition, some such instruments also provide for an automatic write-down if the price of the common stock is below the conversion price on the conversion date.

An automatic write-down or conversion event is typically triggered by a reduction in the capital level of the issuer, but may also be triggered by regulatory actions (e.g., a change in capital requirements) or by other factors. In addition, interest or dividend payments may be reduced or eliminated if certain earnings or capital levels are breached.

Hybrid-Preferred Securities Risk. Hybrid-preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Hybrid-preferred securities typically permit an issuer to defer the payment of income for eighteen months or more without triggering an event of default. Generally, the maximum deferral period is five years. Payments on hybrid-preferred securities may be deferred for extended periods of time without default consequences to the issuer. Deferral will have adverse tax consequences for an investor in the Fund. During a deferral period, an investor in the Fund will incur a tax liability on the deferred interest income which will continue to accrue on the hybrid-preferred security, even though it is not actually paid. Because the Fund values the deferred income in calculating its net asset value, the Adviser will also receive a fee on this deferred income. Hybrid-preferred securities are also subject to event risk, which encompasses the variety of events, including default, that could occur that can affect an issuer’s ability to repay its debt obligations in a timely manner.

Trust Preferred Securities Risk. Some preferred securities are issued by trusts or other special purpose entities established by operating companies and are not a direct obligation of an operating company. In some cases, when investing in hybrid-preferred securities issued by trusts or other special purpose entities, the Fund may not have recourse against the operating company in the event that the trust or other special purpose entity cannot pay the obligation and therefore, the Fund may lose some or all of the value of its investments in the hybrid-preferred security.

Concentration Risk. The Fund invests 25% or more of its total assets in the financials sector. This policy makes the Fund more susceptible to adverse economic or regulatory occurrences affecting the financials sector.

Financials Sector Risk. Because the Fund invests 25% or more of its total assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition.

In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including:

●	Banking Industry Risk. Banks depend upon being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending and other operations which makes banks sensitive to changes in money market and general economic conditions. When a bank’s borrowers have financial trouble, their failure to repay the bank will adversely affect the bank’s financial situation. Banks are also highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability.

●	Real Estate Industry Risk. Investments in real estate are closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs.

●	Insurance Industry Risk. The insurance industry is subject to extensive government regulation and can be significantly affected by changes in interest rates, general economic conditions, price and market competition, the imposition of premium rate caps or other changes in government regulation or tax law. Certain segments of the insurance industry can be significantly affected by mortality and morbidity rates, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts.

●	Diversified Financials Industry Risk. The diversified financial services industry is comprised of financial services companies which have no dominant business line, but instead provide, or else hold interests in, a range of services which cross multiple financial industries. As such, investments in this industry may be subject to the same risks posed by investments in the preceding three industries, including adverse changes to interest rates, general economic conditions, market competition, and applicable regulations.

Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments. Credit risk may be heightened for the Fund because the Fund may invest in “high yield” or “high risk” securities; such securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer’s capacity to pay dividends and interest and repay principal.

High Yield Securities Risk. The Fund may invest in securities that are rated below investment grade. Securities rated below investment grade are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal, and these bonds are commonly referred to as “junk bonds.” These securities are subject to a greater risk of default. The prices of these lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Lower grade securities tend to be less liquid than investment grade securities. The market values of lower grade securities tend to be more volatile than investment grade securities.

Lower-rated securities, or equivalent unrated securities, may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of lower-rated securities may be more complex than for issuers of higher quality debt securities, and the Fund’s ability to achieve its investment objective may, to the extent it is invested in lower-rated securities, be more dependent upon such creditworthiness analysis than would be the case if it were investing in higher quality securities. An issuer of these securities has a currently identifiable vulnerability to default and the issuer may be in default or there may be present elements of danger with respect to principal or interest.

The secondary markets in which lower-rated securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular lower-rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value of the Fund’s shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal or interest on those securities.

Nationally recognized statistical ratings organizations (“NRSROs”) are private services that provide ratings of the credit quality of preferred and debt securities. Appendix B to the SAI describes the various ratings assigned to these securities by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) and Fitch, Inc. (“Fitch”). Ratings assigned by a NRSRO are not absolute standards of credit quality and do not evaluate market risks or the liquidity of securities. NRSROs may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. NRSROs may be paid by the companies whose securities they analyze and grade. To the extent that the issuer of a security pays a NRSRO for the analysis of its security, an inherent conflict of interest may exist that could affect the reliability of the rating. The Fund will not necessarily sell a security when its rating is reduced below what its rating was at the time of purchase. The Adviser does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. The ratings of a security may change over time. S&P, Moody’s and Fitch monitor and evaluate the ratings assigned to securities on an ongoing basis. As a result, securities held by the Fund could receive a higher rating (which would tend to increase their value) or a lower rating (which would tend to decrease their value) during the period in which they are held.

Because the Fund may invest in high yield securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s analysis than if the Fund invested exclusively in higher-quality and rated securities. The Adviser will attempt to reduce the risks of investing in lower rated securities through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

Interest Rate Risk. Interest rate risk is the risk that preferred and other income-producing securities will decline in value because of rising market interest rates. When market interest rates rise, the market value of such securities generally will fall, and therefore the Fund may underperform during periods of rising interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of government monetary policy initiatives and resulting market reaction to those initiatives. Securities with longer periods before maturity (if any) or longer durations may be more sensitive to interest rate changes.

Duration Risk. The Fund can buy securities of any duration. Duration is the sensitivity, expressed in years, of the price of a fixed-income security to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio might not meet its target duration at all times. Duration differs from maturity in that it considers potential changes to interest rates, and a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. Various techniques may be used to shorten or lengthen the Fund’s duration, including investments in floating-rate and fixed-to-floating rate securities and interest rate and other hedging transactions such as pay-fixed interest rate swaps, interest rate cap transactions or Eurodollar strips, designed to reduce the interest rate risk. The duration of a security will be expected to change over time with changes in market factors and time to maturity.

LIBOR Risk. The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, European Interbank Offer Rate (EURIBOR), Sterling Overnight Interbank Average Rate (SONIA), and other similar types of reference rates (Reference Rates). The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for, or value of, any securities or payments linked to those Reference Rates. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect the Fund’s performance and/or NAV.

Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR) by December 30, 2021. On December 1, 2020 the ICE Benchmark Administration, the administrator of LIBOR, announced that it had commenced a consultation to determine whether to cease publication of one week and two-month USD LIBOR settings at the end of December 2021 but extend publication of the remaining USD LIBOR settings (overnight and one, three, six and 12 month USD LIBOR) to the end of June 2023. There were concurrent announcements by the UK’s Financial Conduct Authority, the U.S. bank regulators, the Federal Reserve Board and the Alternative Reference Rates Committee (“ARRC”) supporting the actions announced by ICE and, among other things, encouraging banks to stop entering into new LIBOR-based contracts by the end of 2021.

There remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the date on which the applicable LIBOR rates will no longer be published. Consensus around market standard replacement rates and fallback provisions for securities and other instruments invested in by the Fund as well as credit facilities used by the Fund has not yet developed.

The ARRC, a group of large market participants, announced its selection of the Secured Overnight Financing Rate (SOFR), which is intended to be a broad measure of secured overnight US Treasury repurchase agreement rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, with the expectation that it could be used on a voluntary basis in new instruments and transactions, and SOFR based futures have begun to trade. Bank working groups and regulators in other countries have suggested other alternatives for IBORs used in their markets, including the SONIA in England.

Global consensus on alternative rates is lacking and the fallback provisions that will be used to transition away from LIBOR and the other IBORs when they stop being published may be inadequate or incomplete for certain instruments. The elimination of LIBOR and/or the other IBORs or changes to other reference rates, required spread adjustments and other modifications, including fallback provision in existing contracts or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, the value of and income received by the Fund on, any securities the Fund invests in as well as credit facilities to which the Fund is a party. These changes may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments, the ability of legislatures to provide fallback solutions to amend public debt and other public instruments and the willingness of the market to agree to industry-wide protocols and amendments, such as the ISDA protocol. Consequently, the transition away from LIBOR and the other IBORs to other reference rates may lead to reduced income received by the Fund, higher rates required to be paid by the Fund on credit facilities due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of any hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk. The Fund may invest, without limit, in illiquid securities. From time to time, certain securities held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. It is possible that certain securities held by the Fund will not be able to be sold in sufficient amounts or in a sufficiently timely manner to raise the cash necessary to meet the Fund’s obligations, including potential repayment of leverage borrowings, if any.

Foreign Investment Risk. Investments in foreign securities involve certain risks not involved in domestic investments. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Therefore, the prices of foreign securities can be volatile. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payments of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which could cause the Fund to lose money on its investments in foreign securities. Furthermore, certain investments in foreign securities also may be subject to foreign withholding taxes, and dividend income the Fund receives from foreign securities may not be eligible for reduced rates of taxation that may be applicable to QDI.

Investing in these foreign securities involves certain risks not involved in domestic investments, including, but not limited to:

●	future foreign economic, financial, political and social developments;

●	different legal systems;

●	the possible imposition of exchange controls or other foreign governmental laws or restrictions;

●	less governmental supervision;

●	regulation changes;

●	changes in currency exchange rates;

●	less publicly available information about companies due to less rigorous disclosure or accounting standards or regulatory practices;

●	high and volatile rates of inflation;

●	fluctuating interest rates; and

●	different accounting, auditing and financial record-keeping standards and requirements.

In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as:

●	growth of gross domestic product;

●	rates of inflation;

●	capital reinvestment;

●	resources;

●	self-sufficiency; and

●	balance of payments position.

To the extent the Fund has investments in a geographic region or country, the Fund will be subject to the risks of adverse changes in that region or country. In addition, income from the Fund’s investments in certain foreign securities may also be subject to foreign withholding taxes, which would reduce the Fund’s return on those securities.

As a result of these potential risks, the Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Fund may invest in countries in which foreign investors, including the Adviser, have had no or limited prior experience.

Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests proceeds from matured, traded or redeemed securities at market interest rates that are below the Fund portfolio’s current earnings rate. For example, during periods of declining interest rates, the issuer of a security may exercise its option to redeem a security, causing the Fund to reinvest the proceeds into lower-yielding securities, which may result in a decline in the Fund’s income and distributions to Common Shareholders.

Selection Risk. Selection risk is the risk that the securities selected by Fund management will under-perform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Management Risk. The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Decisions made by the Adviser may cause the Fund to incur losses or to miss profit opportunities.

Leverage Risk. Leverage is a speculative technique and there are special risks and costs associated with leveraging. Since the Fund utilizes leverage, the fees paid to the Adviser for investment advisory and management services are higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund’s Managed Assets, which include the principal amount of outstanding Borrowings and the liquidation preference of Preferred Shares, if any, and the proceeds of any Reverse Repurchase Agreements.

Risk of Market Price Discount from Net Asset Value. Shares of closed-end funds frequently trade at a discount from their net asset value. This characteristic is a risk separate and distinct from the risk that net asset value could decrease as a result of investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of this offering. We cannot predict whether the Common Shares will trade at, above or below net asset value. Whether investors will realize gains or losses upon the sale of the shares will depend not upon the Fund’s net asset value but entirely upon whether the market price of the shares at the time of sale is above or below the investor’s purchase price for the shares. Because the market price of the shares will be determined by factors such as relative supply of and demand for shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, we cannot predict whether the shares will trade at, above or below net asset value, or at below or above the initial public offering price.

Valuation Risk. Unlike publicly traded common stock that trades on national exchanges, there is no central place or exchange for trading some of the preferred and other income securities owned by the Fund. Preferred, contingent capital and debt securities generally trade on an OTC market which may be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of these securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing.

Cybersecurity Risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the Adviser, and/or their service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the Adviser. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in order to prevent any future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities

ADDITIONAL RISK CONSIDERATIONS

REITs Risk. Investments in REITs expose the Fund to risks similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. Investments in REITs are also affected by general economic conditions.

Currency Risk. Although the Fund will report its net asset value and pay dividends in U.S. dollars, foreign securities often are purchased with, and make dividend or interest payments in, foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payments of principal, interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or other factors. The Fund’s transactions in foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or character of the Fund’s distributions.

When-Issued and Delayed Delivery Securities Risk. When-issued and delayed delivery securities involve risk that a security the Fund buys will lose value prior to its delivery. There also is risk that a security will not be issued or that another party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for assets it set aside to pay for the security and any gain in the security’s price.

Potential Conflicts of Interest Risk. The Adviser provides investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. Subject to the requirements of the 1940 Act, the Adviser intends to engage in such activities and may receive compensation from third parties for its services. The Adviser is not under any obligation to share any investment opportunity with the Fund. As a result, other clients of the Adviser with similar strategies may compete with the Fund for appropriate investment opportunities. The results of the Fund’s investment activities may differ from those of other accounts managed by the Adviser, and it is possible that the Fund could sustain losses during periods in which one or more of the other accounts managed by the Adviser achieve profits. The Adviser has informed the Fund’s Board of Directors that the investment professionals associated with the Adviser are actively involved in other investment activities not concerning the Fund and will not be able to devote all of their time to the Fund’s business and affairs. The Adviser has adopted policies and procedures designed to address potential conflicts of interests and to allocate investments among the accounts managed by the Adviser in a fair and equitable manner.

Dependence on Key Personnel Risk. The Adviser is dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund’s investments. If the Adviser were to lose the services of these individuals, its ability to service the Fund could be adversely affected. As with any managed fund, the Adviser might not be successful in selecting the best-performing securities or investment techniques for the Fund’s portfolio and the Fund’s performance may lag behind that of similar funds. In addition, the performance of the Fund may also depend on the experience and expertise of individuals who become associated with the Adviser in the future.

Portfolio Turnover Risk. The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. Although the Fund cannot accurately predict its annual portfolio turnover rate, it may be greater than 100%. There are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when the Fund’s investment strategy so dictates. Higher portfolio turnover rates would result in corresponding increases in brokerage commissions and may generate short-term capital gains that are taxable as ordinary income to Common Shareholders when distributed to such shareholders.

Risk of Anti-Takeover Provisions. Certain provisions of the Fund’s Charter and Bylaws could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to modify the Fund’s structure. The provisions may have the effect of depriving you of an opportunity to sell your shares at a premium over prevailing market prices and may have the effect of inhibiting conversion of the Fund to an open-end investment company. These include provisions for staggered terms of office for Directors, super- majority voting requirements for merger, consolidation, liquidation, termination and asset sale transactions, amendments to the Charter and conversion to open-end status. See “Description of Shares” and “Certain Provisions of the Charter and Bylaws.”

Investment in Other Investment Companies Risk. To the extent the Fund invests a portion of its assets in other investment companies, including open-end funds (mutual funds and ETFs), closed-end funds and other types of funds, those assets will be subject to the risks of the purchased funds’ portfolio securities. As a shareholder in an investment company, the Fund will bear its pro rata portion of that investment company’s expenses, and will remain subject to payment of the Fund’s advisory and administrative fees with respect to assets invested in such underlying investment companies. Shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. Risks associated with investments in closed-end funds also generally include the risks described in this prospectus associated with the Fund’s structure as a closed-end fund, including market risk, leverage risk, risk of market price discount from net asset value and risk of anti-takeover provisions. Restrictions under the 1940 Act may limit the Fund’s ability to invest in other investment companies to the extent desired.

In addition, investments in other funds may be subject to the following risks:

Manager Risk. The Fund’s investments in other funds are subject to the ability of the managers of those funds to achieve the funds’ investment objectives.

Dilution Risk. Strategies employed by a closed-end fund, such as rights offerings, may, under certain circumstances, have the effect of reducing its share price and the Fund’s proportionate interest.

Foreign Fund Risk. Risks associated with investments in non-U.S. funds may be different than those of investments in U.S. registered closed-end funds. Foreign registered funds are subject to a different regulatory regime that may be less rigorous than in the United States in areas such as governance and financial reporting requirements There also may be less publicly available information about such funds, and investments in these funds may carry special tax consequences. In addition, foreign closed-end funds are generally subject to the risks of investing in other types of foreign securities.

ETF Risk. Investing in ETFs will give the Fund exposure to the securities comprising the index on which the ETF is based and will expose the Fund to risks similar to those of investing directly in those securities. Shares of ETFs and registered closed-end investment companies are traded on exchanges and may trade at either a premium or discount to net asset value. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs and registered closed-end funds.

Regulatory Risk. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the registered investment company industry in general. The SEC’s final rules and amendments that modernize reporting and disclosure, along with other potential upcoming regulations, could, among other things, restrict the Fund’s ability to engage in transactions, and/or increase overall expenses of the Fund. In addition, the SEC, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of the use of derivatives by registered investment companies, which could affect the nature and extent of instruments used by the Fund. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Board of Directors. The members of the Board of Directors (the “Directors”) approve all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund’s agreements with its Adviser, Administrator, Custodian and Transfer Agent. The management of the Fund’s day-to-day operations is delegated to its officers, the Adviser and the Fund’s Administrator, subject always to the investment objective and policies of the Fund and to the general supervision of the Directors. The names and business addresses of the Directors and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under “Management of the Fund” in the SAI.

Investment Adviser

Flaherty & Crumrine Incorporated, with offices located at 301 E. Colorado Boulevard, Suite 800, Pasadena, California 91101, has been retained to provide investment advice, and, in general, to conduct the management and investment program of the Fund under the overall supervision and control of the Directors of the Fund. The Adviser, a registered investment adviser, was formed in 1983, and its clients include corporations and other business entities, charitable organizations, closed-end funds, mutual funds and similar pooled investment vehicles and individuals. As of November 30, 2020, the Adviser had approximately $4.5 billion of assets under management.

Investment Advisory Agreement

Under its Investment Advisory Agreement with the Fund, the Adviser furnishes a continuous investment program for the Fund’s portfolio, makes the day-to-day investment decisions for the Fund, and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund. The Adviser is responsible for the management of the Fund’s portfolio.

The Fund pays the Adviser a monthly fee for its advisory services equal to an annual rate of 0.575 of 1.00% on the first $200 million of the Fund’s average daily Managed Assets, and 0.50 of 1.00% on the Fund’s average daily Managed Assets above $200 million. In addition to the monthly management fee, the Fund pays all other costs and expenses of its operations, other than those that other parties have agreed to bear. The expenses borne by the Fund include taxes, interest, brokerage costs and commissions and stock exchange fees; fees of directors of the Fund who are not officers, directors or employees of the Adviser (provided that the Fund shall reimburse the Adviser for the travel and out-of-pocket expenses or an appropriate portion thereof of directors, officers and employees of the Adviser in connection with attendance at meetings of the Board of Directors or committee thereof); SEC fees; state Blue Sky qualification fees; charges of the custodian, any subcustodians and transfer and dividend-paying agent; expenses in connection with the Plan; insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund’s existence; costs attributable to investor services, including, without limitation, fees to the Fund’s shareholder servicing agent, telephone and personnel expenses; costs of printing stock certificates; costs of shareholders’ reports and meetings of the shareholders of the Fund and of the officers or Board of Directors of the Fund; membership fees in trade associations; stock exchange listing fees and expenses; expenses in connection with the offering and sale of any Common Shares or Preferred Shares proposed to be issued by the Fund, including in each case travel related expenses of service providers; litigation and other extraordinary or non-recurring expenses.

Since the Fund utilizes leverage, the fees paid to the Adviser for investment advisory and management services are higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund’s Managed Assets, which is Fund’s net assets, plus the principal amount of loans from financial institutions or debt securities issued by the Fund, the liquidation preference of Preferred Shares issued by the Fund, if any, and the proceeds of any Reverse Repurchase Agreements entered into by the Fund. The Fund’s investment management fees and other expenses are paid only by the Common Shareholders and not by holders of Preferred Shares, if any. See “Use of Leverage.”

A discussion regarding the considerations of the Fund’s Board of Directors for approving the Investment Advisory Agreement may be found in the Fund’s semi-annual report to shareholders for the period ended May 31 of each year.

Portfolio Managers

The Fund’s portfolio managers are:

R. Eric Chadwick CFA, President. Mr. Chadwick has managed preferred and other income-producing securities at Flaherty & Crumrine since 1998. He also serves as Director, Chairman of the Board, Chief Executive Officer and President of Flaherty & Crumrine’s U.S. closed-end funds. Mr. Chadwick earned his B.S. in Economics from the University of Kansas and his M.B.A. from the UCLA Anderson School of Management.

Bradford S. Stone, Executive Vice President. Mr. Stone joined Flaherty & Crumrine in May 2003 after a 20-year career on Wall Street. Since 2006, he has been a member of the firm’s portfolio management team and is responsible for macroeconomic and quantitative research and analysis. In addition, he directs the credit research group. He also serves as Chief Financial Officer, Vice President and Treasurer of Flaherty & Crumrine’s U.S. closed-end funds. Mr. Stone earned his A.B. in Economics from Dartmouth College and his M.B.A. from the Wharton School at the University of Pennsylvania.

See “Management of the Fund—Compensation of Directors and Certain Officers” and “Investment Management and Other Services” in the SAI for further information about the Fund’s portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Administrator, Transfer Agent and Custodian

 The Bank of New York Mellon serves as the Fund’s Administrator. The Administrator calculates the net asset value of the Fund’s Common Shares and generally assists in all aspects of the Fund’s administration and operation. As compensation for the Administrator’s services, the Fund pays the Administrator an aggregate monthly fee at the annual rate of: 0.10% of the first $200 million of the Fund’s average daily total managed assets, 0.04% of the next $300 million of the Fund’s average daily total managed assets, 0.03% of the next $500 million of the Fund’s average daily total managed assets and 0.02% of the Fund’s average daily total managed assets over $1 billion. For purposes of calculating such fee, the Fund’s total managed assets means the total assets of the Fund (including any assets attributable to Preferred Shares that may be outstanding or otherwise attributable to the use of leverage) minus the sum of accrued liabilities (other than debt, if any, representing financial leverage).

BNY Mellon Investment Servicing (US) Inc., whose principal business address is 4400 Computer Drive, Westborough, MA 01581, has been retained to serve as the Fund’s Transfer Agent.

The Bank of New York Mellon, whose principal business address is One Wall Street, New York, New York 10286, has been retained to act as Custodian of the Fund’s investments.

Neither The Bank of New York Mellon nor BNY Mellon Investment Servicing (US) Inc. has any part in deciding the Fund’s investment policies or which securities are to be purchased or sold for the Fund’s portfolio.

Investor Support Services

Destra Capital Advisors LLC serves as the Servicing Agent and provides investor support services in connection with the on-going operation of the Fund. Such services include providing ongoing contact with respect to the Fund and its performance with financial advisors that are representatives of broker-dealers and other financial intermediaries, and communicating with the stock exchange specialist for the Common Shares and with the closed-end fund analyst community regarding the Fund on a regular basis.

The Fund pays the Servicing Agent a fee computed and paid monthly at the annual rate of 0.075% of the Fund’s Average Net Assets. For these purposes, “Average Net Assets” are the average daily net assets available to the Common Shareholders.

DIVIDENDS AND DISTRIBUTIONS

Dividends and Distributions to Shareholders

The Fund’s policy, which may be changed by the Fund’s Board of Directors, will be to distribute throughout the year, primarily in the form of regular monthly distributions, substantially all (on an annual basis) of its net investment income (that is, income other than net realized long-term and short-term capital gains) and its net realized short-term capital gains, if any, to the holders of the Common Shares. The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time because of the varied nature of the Fund’s investments. Although the Fund intends to make distributions monthly, the ultimate tax characterization of the Fund’s distributions made in a taxable year cannot be determined finally until after the end of that taxable year.

Realized long term capital gains, if any, are expected to be distributed annually. Distributions can only be made from net investment income after making any required payments on any interest rate transactions. The Fund’s ability to maintain a level distribution rate will depend on a number of factors, including the stability of income received from its investments. The net income of the Fund consists of all income accrued on portfolio assets less all expenses of the Fund. Expenses of the Fund are accrued each day. At times, to maintain a stable level of distributions, the Fund may pay out less than all of its net investment income or pay out accumulated undistributed income, or return capital, in addition to current net investment income. To permit the Fund to maintain a more stable monthly distribution, the Fund may initially distribute less than the entire amount of net investment income earned in a particular period. The undistributed net investment income would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular monthly period may be more or less than the amount of net investment income actually earned by the Fund during the period. Undistributed net investment income will be added to the Fund’s net asset value and, correspondingly, distributions from undistributed net investment income will be deducted from the Fund’s net asset value. See “Taxation.”

Dividend Reinvestment and Cash Purchase Plan

Each Common Shareholder of the Fund will be deemed to have elected to be a participant in the Dividend Reinvestment and Cash Purchase Plan (the “Plan”), unless the Shareholder specifically elects to receive all dividends and distributions of capital gains in cash, paid by check, mailed directly to the record holder by or under the direction of BNY Mellon as the Fund’s dividend disbursing agent (the “Plan Agent”). The Plan Agent, as transfer agent for the Fund, will open an account for each Common Shareholder under the Plan in the same name as the Common Shares currently held by the Common Shareholder are registered. Whenever the Fund declares a capital gains distribution or dividend payable either in Common Shares or cash, as Common Shareholders may have elected, participating Common Shareholders will take the dividend or distribution entirely in Common Shares and the Plan Agent will automatically receive the Common Shares, including fractions, for the Common Shareholder’s account.

Under the Plan, whenever the market price per Share on the Valuation Date (as defined below) is equal to or exceeds the net asset value per Share on the Valuation Date, participants will be issued new Common Shares at the higher of net asset value or 95% of the then current market price. The Valuation Date is the dividend or capital gains distribution payment date or, if that date is not a NYSE trading day, the immediately preceding trading day. If the net asset value of the Common Shares on the Valuation Date exceeds the sum of the market price of the Common Shares on the Valuation Date plus an estimate of the brokerage commission that would be charged on a per share basis on an open-market purchase of Common Shares on such Date (the “Commission”), or if the Fund declares a dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Common Shares in the open market, on the NYSE or elsewhere, for the participants’ accounts on, or shortly after, the payment date and prior to the next ex-dividend date for the Common Shares.

If, following the commencement of open market purchases, the then current market price of the Common Shares plus any estimated brokerage Commission exceeds the net asset value per share most recently determined, the Plan Agent will endeavor to terminate purchases in the open market and immediately notify the Fund of such occurrence. As soon as practicable after such notification, the Fund or its designee will verify that the then current market price of the Common Shares plus Commission exceeds the net asset value per share most recently determined, and if this is the case, the Fund shall satisfy the remainder of the dividend or capital gains distribution that is not payable only in cash by issuing Common Shares. These remaining Common Shares will be issued by the Fund at a price equal to the net asset value per share most recently determined or, if that net asset value is less than 95% of the market price (at the time of verification), then Common Shares will be issued at 95% of such market price. However, if at the time of its verification the Fund determines that the net asset value per share most recently determined exceeds the then current market price plus Commission, the Fund will direct the Plan Agent to resume buying Common Shares in the open market, on the NYSE or elsewhere, for the participants’ accounts. Should the then current market price of the Fund’s Common Shares plus any brokerage Commission again exceed the net asset value per share most recently determined, the Fund will again follow the procedures set forth in this paragraph.

In a case where the Plan Agent has terminated open market purchases and the Fund has issued Common Shares to satisfy the remainder of the dividend or capital gains distribution, the number of Common Shares received by the participant in respect of the dividend or distribution will be based on the weighted average of prices paid for Common Shares purchased in the open market and the price at which the Fund issues remaining Common Shares. To the extent that the Plan Agent is unable to terminate its open market purchases, and if before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Common Shares, the average per Share purchase price paid by the Plan Agent may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the dividend or capital gains distribution had been paid in Common Shares issued at the net asset value. The Plan Agent will apply all cash received as a dividend or capital gains distribution to purchase Common Shares on the open market as soon as practicable on or after the payment date of the dividend or capital gains distribution, but in any event prior to the next ex-dividend date for the Fund’s Common Shares, except when necessary to comply with applicable provisions of the Federal securities laws.

Participants in the Plan have the option of making additional cash payments to the Plan Agent, semi-annually, in any amount from $100 to $3,000, for investment in Common Shares. The Plan Agent will use all funds received from participants to purchase Common Shares in the open market on or about February 15 and August 15 of each year. Any voluntary cash payments received more than 30 days prior to these dates will be returned by the Plan Agent and interest will not be paid on any uninvested cash payments. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before February 15 or August 15, as the case may be. A participant may withdraw voluntary cash payments by written notice, if the notice is received by the Plan Agent not less than 48 hours before the payment is to be invested.

For all purposes of the Plan: (a) market price of Common Shares on a particular date shall be the most recent sales price on the NYSE during that trading day, or if no sales occurred on the NYSE on that trading day, then the last sales price on the NYSE on the close of the previous trading day or, if no sales occurred on the NYSE on such previous trading day, then the mean between the bid and asked quotations for the Common Shares on the NYSE on the date of calculation and (b) net asset value per Share on a particular date shall be the most recently determined prior to the time of calculation as determined by or on behalf of the Fund. Notwithstanding the foregoing, however, for purposes of determining the market price of Common Shares on the Valuation Date, market price shall be the last sales price on the NYSE on the Valuation Date or, if no sales occurred on the Valuation Date, then the mean between the closing bid and asked quotations for the Common Shares on the NYSE on the Valuation Date.

A Common Shareholder may terminate her or his account under the Plan by notifying the Plan Agent in writing. A termination will be effective immediately if notice is received by the Plan Agent not less than 10 days prior to any dividend or distribution record date; otherwise such termination will be effective, with respect to any subsequent dividends or distributions, on the first trading day after the dividend or distribution paid for the record date has been credited to the Common Shareholder’s account. Upon termination of the Plan with respect to the reinvestment of dividends and distributions generally, the Plan Agent will cause a certificate or certificates for the full Common Shares held for the Common Shareholder under the Plan and cash adjustment for any fraction to be delivered, without charge to her or him. If the Common Shareholder elects by notice to the Plan Agent in advance of such termination to have the Plan Agent sell part or all of her or his Common Shares and remit the proceeds to her or him, the Plan Agent is authorized to deduct a fee equal to $5.00 plus brokerage commissions for this transaction from the proceeds.

In the case of Common Shareholders, such as banks, brokers or nominees, which hold Common Shares for others who are beneficial owners (“Nominee Holders”), the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by each Nominee Holder as representing the total amount registered in the Nominee Holder’s name and held for the account of beneficial owners who participate in the Plan. Common Shares may be purchased through any of the underwriters, acting as broker or, after the completion of this offering, acting as dealer.

There is no charge to participants for reinvesting dividends or capital gains distributions. The Plan Agent’s service fee for handling the reinvestment of such dividends and capital gains distributions will be paid by the Fund. The Common Shareholder will bear a proportionate share of brokerage commissions on all open market purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan. The Plan may be amended or terminated by the Fund as applied to any dividend or capital gains distribution paid subsequent to written notice of the change or termination sent to Plan participants at least 30 days prior to the record date for the dividend or capital gains distribution. The Plan may be amended or terminated by the Plan Agent, with the Fund’s prior written consent, on at least 30 days’ written notice to Plan participants. Notwithstanding the preceding two sentences, the Plan Agent or the Fund may amend or supplement the Plan at any time or times when necessary or appropriate to comply with applicable law or rules or policies of the SEC or any other regulatory authority. Any amendment or supplement to the Plan shall be deemed to be accepted by the Common Shareholder unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of the Common Shareholder account under the Plan in accordance with the terms thereof. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor agent under these terms and conditions, with full power and authority to perform any or all of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of a successor agent for the purposes of receiving dividends and distributions, the Fund will be authorized to pay to such successor agent, for Common Shareholder accounts, all dividends and distributions payable on the Common Shares held in the Common Shareholder’s name or under the Plan for retention or application by such successor agent as provided in these terms and conditions.

All correspondence concerning the Plan should be directed to the Plan Agent by telephone at 1-866-351-7446.

The automatic reinvestment of dividends will not relieve participants of any income tax that may be payable or required to be withheld on such dividends or distributions. See “Taxation.”

CLOSED-END STRUCTURE

The Fund is a diversified closed-end management investment company. Closed-end investment companies differ from mutual funds (a type of open-end investment company) in that closed-end investment companies generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of a closed-end investment company you must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the shareholder wishes to sell shares, the fund will redeem or buy back the shares at “net asset value.” Mutual funds generally offer new shares on a continuous basis to new investors, and closed-end investment companies generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage the fund’s investments. By comparison, closed-end investment companies are generally able to stay fully invested in securities that are consistent with their investment objectives, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as leverage and investments in illiquid securities.

Shares of closed-end investment companies frequently trade at a discount to their net asset value. See “Principal Risks of the Fund—Risk of Market Price Discount from Net Asset Value.” Because of this possibility and the recognition that any such discount may not be in the best interest of shareholders, the Fund’s Board of Directors might consider from time to time engaging in open market repurchases, tender offers for shares at net asset value or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Fund’s Board of Directors will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in shares trading at a price equal or close to net asset value per share. See “Repurchase of Shares.” The Board of Directors may also consider converting the Fund to an open-end fund, which would require a vote of the shareholders of the Fund.

REPURCHASE OF SHARES

Shares of closed-end investment companies often trade at a discount to net asset value, and the Fund’s shares may also trade at a discount to their net asset value, although it is possible that they may trade at a premium above net asset value. The market price of the Common Shares will be determined by such factors as relative demand for and supply of shares in the market, the Fund’s net asset value, general market and economic conditions and other factors beyond the control of the Fund.

Although Common Shareholders will not have the right to redeem their shares, the Fund may take action to repurchase shares in the open market or make tender offers for its shares at net asset value. During the pendency of any tender offer, the Fund will publish how Common Shareholders may readily ascertain the net asset value. For more information see “Repurchase of Shares” in the SAI. Repurchase of the Common Shares may have the effect of reducing any market discount to net asset value.

There is no assurance that, if action is undertaken to repurchase or tender for shares, such action will result in the shares trading at a price which approximates their net asset value. Although share repurchases and tenders could have a favorable effect on the market price of the shares, you should be aware that the acquisition of shares by the Fund will decrease the total assets of the Fund and, therefore, have the effect of increasing the Fund’s expense ratio and may adversely affect the ability of the Fund to achieve its investment objective. To the extent the Fund may need to liquidate investments to fund repurchases of shares, this may result in portfolio turnover which will result in additional expenses being borne by the Fund. The Board of Directors currently considers the following factors to be relevant to a potential decision to repurchase shares: the extent and duration of the discount, the liquidity of the Fund’s portfolio, the impact of any action on the Fund or its shareholders and market considerations. Any share repurchases or tender offers will be made in accordance with the requirements of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the 1940 Act. See “Taxation” for a description of the potential tax consequences of a share repurchase.

TAXATION

The following discussion offers only a brief outline of the U.S. federal income tax consequences of investing in the Fund and is based on the U.S. federal tax laws in effect on the date hereof. Such tax laws are subject to change by legislative, judicial or administrative action, possibly with retroactive effect. For more detailed information regarding tax considerations, see the SAI. There may be other tax considerations applicable to particular investors, including foreign shareholders (as defined later in this section). Investors should consult their own tax advisers for more detailed information and for information regarding the impact of state, local and foreign taxes on an investment in the Fund.

Taxation of the Fund. The Fund has elected to be treated as, and intends to qualify annually for treatment as a regulated investment company (a “RIC”) under Subchapter M of the Code. In order for the Fund to qualify as a RIC, it must meet an income and asset diversification test each year. To satisfy the income test, the Fund must derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined in the Code). To satisfy the asset diversification test, the Fund must diversify its holdings so that at the end of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities limited, with respect to any one issuer, to a value note greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships.

In general, for purposes of the 90% gross income requirement described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund.

For each taxable year that the Fund otherwise qualifies as a RIC, it will not be subject to U.S. federal income tax on that part of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards) that it distributes to its shareholders, if it distributes at least 90% of the sum of its investment company taxable income and any net tax-exempt interest income for that year in the form of deductible dividends. The Fund intends to make sufficient distributions of its investment company taxable income and net tax-exempt interest income, if any, each taxable year to meet this requirement.

The Fund also currently intends to distribute all realized net capital gain each year. If, however, the Fund’s Board of Directors determines for any taxable year to retain all or a portion of the Fund’s net capital gain, that decision will not affect the Fund’s ability to qualify for treatment as a RIC, but will subject the Fund to a maximum tax rate of 21% of the amount retained. In that event, the Fund expects to designate the retained amount as undistributed capital gains in a notice to its Common Shareholders, who (i) will be required to include their proportionate shares of the undistributed amount in their gross income as long-term capital gain, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund would be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Failure to qualify as a RIC would likely materially reduce the investment return to its shareholders. If the Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any taxable year, or if the Fund were otherwise to fail to qualify as a RIC accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates (even if such income were distributed to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as dividend income. Some portions of such distributions may be eligible for the DRD in the case of corporate shareholders and may be eligible to be treated as QDI in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of (i) 98% of its ordinary income for that calendar year (ii) 98.2% of its capital gain net income for the one-year period ending on October 31 of that calendar year (or, upon election of the Fund, for its taxable year if the Fund has a taxable year ending November 30 or December 31) and (iii) any ordinary income and capital gains from previous years that were not distributed during those years and on which the Fund paid no U.S. federal income tax. For this and other purposes, a distribution will be treated as paid by the Fund and received by the shareholders on December 31 if it is declared by the Fund in October, November or December of such year, made payable to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Any such distribution thus will be taxable to shareholders whose taxable year is the calendar year in the year the distribution is declared, rather than the year in which the distribution is received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

Certain of the Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) convert dividends that would otherwise constitute QDI into ordinary income, (ii) treat dividends that would otherwise be eligible for the DRD as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert long-term capital gain into short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash, (vii) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (viii) adversely alter the characterization of certain complex financial transactions and (ix) produce income that will not be qualifying income for purposes of the income requirement that applies to RICs. While it may not always be successful in doing so, the Fund seeks to avoid or minimize the adverse tax consequences of its investment practices.

The Fund’s transactions in non-U.S. currencies, non-U.S. currency-denominated debt obligations and certain non-U.S. currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

The Fund’s investments in non-U.S. securities may be subject to withholding and other taxes imposed by countries outside the United States. In that case, the Fund’s yield on those securities would be decreased. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the Fund’s assets at year-end consists of the stock or securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, Common Shareholders will include in gross income from foreign sources their pro rata shares of such taxes. If the Fund does not meet this 50% test, shareholders of the Fund generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

Equity investments by the Fund in certain “passive foreign investment companies” (“PFICs”) could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, even if such income is distributed to the Fund’s shareholders. The Fund may make certain elections in order to avoid such tax, which may cause the Fund to recognize taxable income without a corresponding receipt of cash. The Fund may be required to liquidate other investments (including when it is not otherwise advantageous to do so) to meet its distribution requirements for qualification as a RIC. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Some debt obligations (potentially including, in certain circumstances, preferred securities taxable as debt instruments for U.S. federal income tax purposes) acquired by the Fund, including any zero-coupon debt obligations, may be treated as debt obligations that are issued originally at a discount, or, if acquired by the Fund in the secondary market, as having market discount or acquisition discount. Generally, the amount of the original issue discount, market discount or acquisition discount is treated as interest income. In addition, the amount of original issue discount and acquisition discount is included in the Fund’s income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as whether or to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

In certain situations, the Fund may, for a taxable year, defer all or a portion of its net capital loss realized after October and its late-year ordinary loss (defined as the excess of (i) the sum of post-October foreign currency losses, PFIC mark-to-market losses and other ordinary losses from the disposition of property and other post-December ordinary losses over (ii) the sum of post-October foreign currency gains, PFIC mark-to-market gains and other ordinary gains from the disposition of property and other post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

The Fund will be permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses.

Distributions. For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned or is considered to have owned the investments that generated them, rather than how long a shareholder has owned its shares. Distributions from the sale of investments that the Fund owned for more than one year and that are properly reported by the Fund as capital gain dividends are taxable to a shareholder as long-term capital gains. Distributions from the sale of investments that the Fund owned for one year or less are taxable to a shareholder as ordinary income. The maximum long-term capital gain tax rate for individuals is currently 20%, 15%, or 0% depending on whether their taxable income for the year exceeds certain inflation-adjusted income thresholds.

The “net investment income” of individuals, estates and trusts is subject to a new 3.8% Medicare contribution tax, to the extent such income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any capital gain dividends, and net capital gains recognized on the sale, redemption or exchange of shares of the Fund. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the Fund.

If a portion of the Fund’s income consists of qualifying dividends paid by U.S. corporations, a portion of the dividends paid by the Fund to corporate shareholders, if properly reported, may qualify for the DRD, provided holding period and other requirements are met by both the Fund and the shareholder. In addition, distributions of investment company taxable income reported by the Fund as derived from QDI will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both the Fund and the shareholder. Dividend income that the Fund receives from REITs will generally not be treated as QDI and will not qualify for the corporate DRD. Between 2018 and 2025, “qualified REIT dividends” are treated as eligible for a 20% qualified business income deduction by non-corporate taxpayers. Qualified REIT dividends are dividends received from REITs that are neither capital gain dividends nor are eligible for treatment as qualified dividends. The Fund may pass-through qualified REIT dividends to its shareholders, provided the shareholders meet certain holding period and other requirements with respect to their shares. It is unclear the extent to which distributions the Fund receives from its investments will be eligible for treatment as QDI or the corporate DRD. There can be no assurance of what portion, if any, of the Fund’s distributions will be eligible for the DRD or the 20% qualified business income deduction or qualify as QDI.

Distributions, if any, in excess of the Fund’s current and accumulated earnings and profits will first reduce the adjusted tax basis of a shareholder’s shares and, after that basis has been reduced to zero, will constitute a capital gain to the shareholder (assuming the shares are held as a capital asset).

Distributions in excess of the Fund’s minimum distribution requirements but not in excess of the Fund’s earnings and profits will be taxable to shareholders and will not constitute nontaxable returns of capital.

A Common Shareholder whose distributions are reinvested in Common Shares under the Plan will be treated as having received a dividend equal to either (i) if newly issued Common Shares are issued under the Plan, generally the fair market value of the newly issued Common Shares issued to the shareholder or (ii) if reinvestment is made through open-market purchases under the Plan, the amount of cash allocated to the shareholder for the purchase of Common Shares on its behalf in the open market. See “Dividends and Distribution—Dividend Reinvestment and Cash Purchase Plan” above.

Sale or exchange of Fund shares. The sale or other disposition of the Common Shares generally will be a taxable transaction for U.S. federal income tax purposes. Selling holders of Common Shares generally will recognize gain or loss in an amount equal to the difference between the sum of the amount of cash and the fair market value of any property received in exchange therefor and their respective bases in such Common Shares. If the Common Shares are held as a capital asset, the gain or loss generally will be a capital gain or loss.

Generally, a Common Shareholder’s capital gain or loss will be a long-term capital gain or loss if the shares have been held for more than one year. However, any loss realized upon a taxable disposition of Common Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received by the holder (or amounts credited to the shareholder as undistributed capital gains) with respect to such shares. Also, any loss realized upon a taxable disposition of Common Shares may be disallowed if other substantially identical shares are acquired (including through the reinvestment of distributions, which could occur, for example, if the Common Shareholder is a participant in the Plan) within a 61-day period beginning 30 days before and ending 30 days after the date the original shares are disposed of. If disallowed, the loss will be reflected by an upward adjustment to the basis of the shares acquired. Capital losses may be subject to other limitations imposed by the Code.

From time to time, the Fund may make a tender offer for its Common Shares. Shareholders who tender all Common Shares held, or considered to be held, by them will be treated as having sold their shares and generally will realize a capital gain or loss. If a shareholder tenders fewer than all of its Common Shares, or fewer than all its tendered shares are accepted for repurchase, such shareholder may be treated as having received a taxable dividend upon the tender of its Common Shares. In such a case, there is a risk that non-tendering shareholders whose interests in the Fund increase as a result of such tender will be treated as having received a taxable distribution from the Fund. The extent of such risk will vary depending upon the particular circumstances of the tender offer, in particular whether such offer is a single and isolated event or is part of a plan for periodically redeeming the Common Shares of the Fund; if isolated, any such risk is likely remote. If the Fund repurchases Common Shares on the open market, such that a selling shareholder would have no specific knowledge that he or she is selling his or her shares to the Fund, it is less likely that shareholders whose percentage share interests in the Fund increase as a result of any such open-market sale will be treated as having received a taxable distribution from the Fund.

Backup withholding. The Fund may be required to withhold, for U.S. federal income taxes, 24% of all taxable dividends and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or who otherwise fail to make required certifications, or if the Fund or a shareholder has been notified by the IRS that such shareholder is subject to backup withholding. Corporate shareholders and other shareholders specified in the Code and the Treasury regulations promulgated thereunder are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be allowed as a refund or a credit against the shareholder’s federal income tax liability if the appropriate information is timely provided to the IRS.

Foreign shareholders. Absent a specific statutory exemption, dividends other than capital gain dividends paid to a shareholder that is not a “United States person” within the meaning of the Code (a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). Capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will generally not be subject to U.S. tax unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements, in which case such amounts will generally be subject to tax at a rate of 30% (or lower applicable treaty rate). However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% tax. The Fund is not required to withhold any amounts with respect to distributions attributable to (i) U.S.- source interest income that would not have been subject to U.S. federal income tax if earned directly by an individual foreign shareholder, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent the Fund properly reports such distributions in a written notice to shareholders. The Fund may be required to withhold U.S. income tax on distributions to a foreign shareholder unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption (generally by providing an IRS Form W-8BEN).

If any distributions received by a foreign shareholder from the Fund (or amounts which are designated as undistributed capital gains) are effectively connected to a trade or business within the United States, the rules described in the preceding paragraph would not apply, and such foreign shareholder would generally be taxed on such amounts at the same rates applicable to a U.S. shareholder. Also, such distributions (or undistributed capital gains) may be subject to a 30% branch profits tax in the hands of a foreign shareholder that is a corporation.

Very generally, special tax rules apply if the Fund holds, or, but for the operation of certain exceptions, would be treated as holding, “U.S. real property interests” (“USRPIs”) the fair market value of which equals or exceeds 50% of the sum of the fair market values of the Fund’s USRPIs, interests in real property located outside the United States, and other assets used or held for use in a trade or business. Such rules could result in U.S. tax withholding from certain distributions to a foreign shareholder. Furthermore, the foreign shareholder may be required to file a U.S. tax return and pay tax on such distributions—and, in certain cases, gain realized on sale of Fund shares—at regular U.S. federal income tax rates. The Fund does not expect to invest in a significant percentage of USRPIs, so these special tax rules are not likely to apply.

Other tax matters. Sections 1471-1474 of the Code and the U.S. Treasury Regulations and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder of the Fund fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or capital gain dividends the Fund pays. If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., capital gain dividends). Each shareholder is urged to consult its tax advisers regarding the applicability of FATCA and any other reporting requirements with respect to the shareholder’s own situation, including investments through an intermediary.

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Common Shareholders should consult their tax advisers to determine the suitability of Common Shares as an investment through such plans and the precise effect of an investment on their particular tax situation.

Investors are advised to consult their own tax advisers with respect to the application to their own circumstances of the above-described general taxation rules and with respect to the state, local, foreign and other tax consequences to them of an investment in the Common Shares.

The SAI summarizes further U.S. federal income tax considerations that may apply to the Fund and its shareholders and may qualify the considerations discussed herein. Fund distributions also may be subject to state and local taxes. You should consult with your own tax adviser regarding the particular consequences of investing in the Fund.

DESCRIPTION OF SHARES

Common Shares

The Fund is authorized to issue 240,000,000 shares of common stock, $0.01 par value per share (“Common Shares”). The Board of Directors, with the approval of a majority of the Directors and without action by the Fund’s shareholders, may amend the Fund’s Charter to increase or decrease the total number of shares of stock of the Fund or the number of shares of any class or series that the Fund has authority to issue. The Common Shares have no preemptive, conversion, exchange, redemption or appraisal rights. Each share has equal voting, dividend, distribution and liquidation rights. The Common Shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable. Common Shareholders are entitled to one vote per share. All voting rights for the election of Directors are noncumulative, which means that the holders of more than 50% of the Common Shares can elect 100% of the Directors then nominated for election if they choose to do so and, in such event, the holders of the remaining Common Shares will not be able to elect any Directors. Distributions may be paid to the holders of Common Shares if, as and when authorized by the Board of Directors and declared by the Fund out of funds legally available therefor. Whenever Preferred Shares and Borrowings are outstanding, the Fund will not have the power to pay distributions on Common Shares unless all accrued dividends on the Preferred Shares and interest and principal payments on Borrowings have been paid, and unless the applicable asset coverage requirements under the 1940 Act would be satisfied after giving effect to the distribution. See “—Preferred Shares” and “—Limited Issuance of Preferred Shares and Borrowings” below. The Fund’s Common Shares are, and when issued, the Common Shares offered by this prospectus will be, listed on the NYSE under the symbol “DFP.” Under the rules of the NYSE applicable to listed companies, the Fund is required to hold an annual meeting of shareholders in each year. The foregoing description and the description below under “Certain Provisions of the Charter and Bylaws” are subject to the full text of the provisions contained in the Fund’s Charter and Bylaws.

Authorized Shares

The following table provides the Fund’s authorized and outstanding Common Shares as of November 30, 2020.

Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Exclusive of Amount held by Fund
Common Shares	240,000,000	0	19,184,008

Fund Net Asset Value

The Fund determines the net asset value of its shares each day that the NYSE is open for trading. Net asset value of the Common Shares is computed by dividing the value of all assets of the Fund (including accrued interest and dividends and current and deferred income tax assets), less all liabilities (including accrued expenses, distributions payable, any Borrowings, and liabilities under Reverse Repurchase Agreements) and less the liquidation preference of any outstanding Preferred Shares, by the total number of Common Shares outstanding.

The following table sets forth, for the quarters indicated, the highest and lowest daily closing prices on the NYSE per Common Share, and the NAV per Common Share and the premium to or discount from NAV, on the date of each of the high and low market prices. The table also sets forth the number of Common Shares traded on the NYSE during the respective quarters.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/(Discount) on Date of Market Price		Trading
During Quarter Ended	High	Low	High	Low	High	Low	Volume
February 28, 2021	$30.18	$27.51	$26.88	$26.52	12.3%	3.7%	3,183,330
November 30, 2020	$28.28	$26.13	$26.47	$25.50	6.8%	2.5%	4,089,778
August 31, 2020	$26.94	$24.18	$25.59	$23.69	5.3%	2.1%	3,566,902
May 31, 2020	$26.68	$14.65	$26.64	$16.15	0.2%	-9.3%	8,423,928
February 29, 2020	$28.20	$24.60	$27.56	$25.98	2.3%	-5.3%	3,322,620
November 30, 2019	$26.75	$25.61	$26.33	$25.76	1.6%	-0.6%	2,259,438
August 31, 2019	$25.78	$23.89	$25.70	$24.75	0.3%	-3.5%	3,434,975
May 31, 2019	$24.73	$20.89	$24.91	$24.34	-0.7%	-14.2%	3,768,460
February 28, 2019	$23.38	$19.47	$24.11	$22.27	-3.0%	-12.6%	5,404,126
November 30, 2018	$24.44	$20.95	$24.83	$23.29	-1.6%	-10.0%	4,225,554

As of April 1, 2021, the NAV per Common Share of the Fund was $26.81 and the market price per Common Share was $30.25, representing a premium to NAV of 12.83%.

As of April 1, 2021, the Fund has outstanding 19,197,856 Common Shares.

For purposes of determining the net asset value per share of the Fund, securities principally traded on any exchange or similar regulated market reporting contemporaneous transaction prices are valued, except as indicated below, at the last sale price reflected on such principal market on the business day as of which such value is being determined as reported by sources as the Fund’s Board of Directors deem appropriate. If there has been no sale on such day, the securities are valued at the mean of the bid and asked prices on such day, or if no asked price is available, the bid price may be used. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Fund’s Board of Directors shall determine in good faith to reflect its fair market value.

Readily marketable securities not traded principally on an exchange or similar regulated market, including listed securities or other assets whose primary market is believed by the Adviser to be OTC, are valued at the mean of the bid and asked prices as reported by sources as the Fund’s Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price.

The Fund’s preferred and debt securities and similar income producing securities (such as CoCos) are valued on the basis of current market quotations provided by independent pricing services or dealers approved by the Board of the Fund. Each quotation is based on the mean of the bid and asked prices of a security. In determining the value of a particular preferred or debt security, a pricing service or dealer may use information with respect to transactions in such investments, quotations, market transactions in comparable investments, various relationships observed in the market between investments, and/or calculated yield measures based on valuation technology commonly employed in the market for such investments. Common stocks that are traded on stock exchanges are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available mean price. Futures contracts and option contracts on futures contracts are valued on the basis of the settlement price for such contracts on the primary exchange on which they trade. Investments in OTC derivative instruments, such as interest rate swaps and options thereon (“swaptions”), are valued using prices supplied by a pricing service, or if such prices are unavailable, prices provided by a single broker or dealer that is not the counterparty or, if no such prices are available, at a price at which the counterparty to the contract would repurchase the instrument or terminate the contract. Any interest rate swap transaction that the Fund enters into may, depending on the applicable interest rate environment, have a positive or negative value for purposes of calculating net asset value. Any cap transaction that the Fund enters into may, depending on the applicable interest rate environment, have no value or a positive value. In addition, accrued payments to the Fund under such transactions will be assets of the Fund and accrued payments by the Fund will be liabilities of the Fund.

Investments in money market instruments and all debt and preferred securities which mature in 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in money market funds are valued at the net asset value of such funds.

Investments for which market quotations are not readily available or for which management determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by or under the direction of and pursuant to procedures approved by the Board of Directors, including reference to valuations of other securities which are comparable in quality, maturity and type. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security or asset is suspended, the exchange on which the security or asset is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security or asset is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security or asset on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities or assets, information relating to the specific security or asset and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of the Fund’s Common Shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Because the Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Fund does not price its Common Shares, the value of securities held in the Fund may change on days when you will not be able to purchase or sell such Common Shares on the NYSE.

Preferred Shares

The total number of Preferred Shares that the Fund currently has authority to issue is 10,000,000, $0.01 par value per share. The Charter authorizes the Board of Directors to classify and reclassify any unissued Preferred Shares, as well as Common Shares, into other classes or series of stock. Prior to issuance of shares of each class or series, the Board of Directors is required by Maryland law and by the Charter to set the terms, preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for each class or series. Thus, the Board of Directors could authorize the issuance of Preferred Shares with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of Common Shares or otherwise be in their best interest.

Limited Issuance of Preferred Shares and Borrowings. Under the 1940 Act, the Fund could issue Preferred Shares with an aggregate liquidation preference of up to 50% of the value of the Fund’s total assets (including the proceeds from the issuance) less liabilities other than Borrowings, measured immediately after issuance of the Preferred Shares. “Liquidation preference” means the original purchase price of the shares being liquidated plus any accrued and unpaid dividends. In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless the liquidation preference of the Preferred Shares is less than one-half of the value of the Fund’s assets less liabilities other than Borrowings (determined after deducting the amount of such dividend or distribution) immediately after the distribution. Under the 1940 Act, the Fund generally is not permitted to borrow money if the principal amount of such Borrowings, at the time of issuance, exceeds 33⅓% of the Fund’s total assets less liabilities other than the Borrowings. The terms of any Borrowing may also impose more stringent limitations on the Fund’s ability to declare dividends or other distributions. If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the principal amount of the Borrowing to the extent necessary in order to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default and entitle the debt holders to elect a majority of the Board of Directors. Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverages or portfolio composition or otherwise.

In addition, the Fund may be subject to certain restrictions imposed by guidelines of one or more NRSROs which may issue ratings for Preferred Shares, if any, or commercial paper or notes issued by the Fund. Such restrictions may be more stringent than those imposed by the 1940 Act.

Distribution Preference. Preferred Shares, if any, would have complete priority over the Fund’s Common Shares. The Fund has no Preferred Shares outstanding.

Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Preferred Shares, if any, will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to Common Shareholders.

Voting Rights. Preferred Shares are required to be voting shares and to have equal voting rights with Common Shares. Except as otherwise indicated in this prospectus or the SAI and except as otherwise required by applicable law, holders of Preferred Shares will vote together with Common Shareholders as a single class.

Holders of Preferred Shares, voting as a separate class, will be entitled to elect two of the Fund’s Directors. The remaining Directors will be elected by Common Shareholders and holders of Preferred Shares, voting together as a single class. In the unlikely event that two full years of accrued dividends are unpaid on the Preferred Shares, the holders of all outstanding Preferred Shares, voting as a separate class, will be entitled to elect a majority of the Fund’s Directors until all dividends in arrears have been paid or declared and set apart for payment. In order for the Fund to take certain actions or enter into certain transactions, a separate class vote of holders of Preferred Shares will be required, in addition to the combined single class vote of the holders of Preferred Shares and Common Shares.

Redemption, Purchase and Sale of Preferred Shares. The terms of the Preferred Shares may provide that they are redeemable at certain times, in whole or in part, at the original purchase price per share plus accumulated dividends. The terms may also state that the Fund may tender for or purchase Preferred Shares and resell any shares so tendered. Any redemption or purchase of Preferred Shares by the Fund will reduce the leverage applicable to Common Shares, while any resale of shares by the Fund will increase such leverage. See “Use of Leverage.”

The discussion above describes the Board of Directors’ present intention with respect to a possible offering of Preferred Shares. If the Board of Directors determines to authorize such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund’s Charter.

CERTAIN PROVISIONS OF THE CHARTER AND BYLAWS

The Maryland General Corporation Law and the Fund’s Charter and Bylaws contain provisions that could make it more difficult for a potential acquirer to acquire the Fund by means of a tender offer, proxy contest or otherwise. These provisions are designed to discourage certain coercive takeover practices and inadequate takeover bids and to encourage persons seeking to acquire control of the Fund to negotiate first with the Board of Directors. The Fund believes that the benefits of these provisions outweigh the potential disadvantages of discouraging any such acquisition proposals because, among other things, the negotiation of such proposals may improve their terms.

Classified Board of Directors. The Board of Directors is divided into three classes of Directors serving staggered three-year terms. Directors of each class are elected to serve for terms expiring at the third succeeding annual meeting of the Fund’s shareholders and when their successors are duly elected and qualify, and each year one class of Directors will be elected by the shareholders. A classified board may render a change in control of the Fund or the removal of the Fund’s incumbent management more difficult. The Fund believes, however, that the longer time required to elect a majority of a classified Board of Directors will help to ensure the continuity and stability of the Fund’s management and policies.

Election of Directors. The Fund’s Bylaws provide that Directors shall be elected by a plurality of the votes cast in the election of Directors. The Board of Directors may amend the Bylaws from time to time to alter the vote required to elect a Director.

Number of Directors; Vacancies; Removal. The Fund’s Charter provides that the number of Directors will be set only by the Board of Directors in accordance with the Fund’s Bylaws. The Fund’s Bylaws provide that a majority of the entire Board of Directors may at any time increase or decrease the number of Directors. However, unless the Fund’s Bylaws are amended, the number of Directors cannot be less than three or more than twelve.

The Fund’s Charter provides that, at such time as the Fund has at least three independent directors and its Common Shares are registered under the Exchange Act, the Fund elects to be subject to the provision of Subtitle 8 of Title 3 of the Maryland General Corporation Law regarding the filling of vacancies on the Board of Directors. For that reason, except as may be provided by the Board of Directors in setting the terms of any class or series of preferred stock, any and all vacancies on the Board of Directors may be filled only by the affirmative vote of a majority of the Directors remaining in office, even if the remaining Directors do not constitute a quorum, and any Director elected to fill a vacancy will serve for the remainder of the full term of the directorship in which the vacancy occurred and until a successor is elected and qualifies, subject to any applicable requirements of the 1940 Act.

The Fund’s Charter provides that a Director may be removed only for cause and then only by the affirmative vote of at least eighty percent (80%) of the votes entitled to be cast in the election of Directors.

Action by Shareholders. Under the Maryland General Corporation Law, shareholder action can be taken only at an annual or special meeting of shareholders or, unless the charter provides for shareholder action by less than unanimous written consent (which is not the case for the Fund’s Charter), by unanimous written consent in lieu of a meeting. These provisions, combined with the requirements of the Fund’s Bylaws regarding the calling of a shareholder-requested special meeting of shareholders discussed below, may have the effect of delaying consideration of a shareholder proposal until the next annual meeting of shareholders.

Advance Notice Provisions for Shareholder Nominations and Shareholder Proposals. The Fund’s Bylaws provide that, with respect to an annual meeting of shareholders, the nomination of individuals for election as Directors and the proposal of other business to be considered by the Fund’s shareholders may be made only (1) pursuant to the Fund’s notice of the meeting, (2) by or at the direction of the Board of Directors or (3) by a shareholder who is a shareholder of record at the time the shareholder provides the notice required by the Fund’s Bylaws and at the time of the annual meeting, who is entitled to vote at the meeting in the election of such individuals as Directors or on such other business and who has complied with the advance notice requirements of, and provided the information required by, the Fund’s Bylaws. With respect to special meetings of the Fund’s shareholders, only the business specified in the notice of the meeting may be brought before the meeting. Nominations of individuals for election as Directors at a special meeting of shareholders may be made only (i) by or at the direction of the Board of Directors or (ii) if the special meeting has been called in accordance with the Fund’s Bylaws for the purpose of electing directors, by any shareholder who is a shareholder of record both at the time the shareholder provides the notice required by the Fund’s Bylaws and at the time of the special meeting, who is entitled to vote at the meeting in the election of each individual so nominated and who has complied with the advance notice requirements of, and provided the information required by, the Fund’s Bylaws and applicable law. Shareholders may also submit proposals for consideration at a meeting of Fund shareholders in accordance with the requirements of Rule 14a-8 under the Exchange Act.

Calling of Special Meetings of Shareholders. The Fund’s Bylaws provide that special meetings of the Fund’s shareholders may be called by the Board of Directors and certain of the Fund’s officers. The Fund’s Bylaws also provide that, subject to the satisfaction of certain procedural and informational requirements by the shareholder requesting the meeting, a special meeting of shareholders must be called by the secretary of the Fund upon the written request of shareholders entitled to cast not less than a majority of all the votes entitled to be cast at such meeting. The Fund’s secretary will inform the requesting shareholders of the reasonably estimated cost of preparing and mailing the notice of meeting (including the Fund’s proxy materials), and the requesting shareholders must pay the estimated cost before the secretary may prepare and mail notice of the special meeting.

Approval of Extraordinary Corporate Action; Amendment of the Fund’s Charter and Bylaws. Under Maryland law, a Maryland corporation generally cannot dissolve, amend its charter, merge, sell all or substantially all of its assets, engage in a share exchange or engage in similar transactions outside the ordinary course of business, unless approved by the affirmative vote of shareholders entitled to cast at least two-thirds of the votes entitled to be cast on the matter. However, a Maryland corporation may provide in its charter for approval of these matters by a lesser percentage, but not less than a majority of all of the votes entitled to be cast on the matter.

The Fund believes that the voting requirements set out below, which are generally greater than the minimum requirements under Maryland law and the 1940 Act, are in the best interest of the Fund’s shareholders generally. For example, certain transactions, including proposals to amend certain aspects of the Fund’s Charter, require a supermajority vote of the Fund Directors and shareholders. Except as otherwise provided below, the affirmative vote of the holders of Common Shares and Preferred Shares entitled to cast at least 80% of the votes entitled to be cast (which is higher than required under the 1940 Act) by such shareholders, each voting as a separate class, in addition to the affirmative vote of at least 80% of the Board of Directors, shall be necessary to effect any of the following actions:

●	any amendment to the Charter to make the Common Shares a redeemable security or to convert the corporation from a closed-end company to an open-end company (as such terms are defined in the 1940 Act) or any amendment to the purposes for which the Fund is formed, unless such amendment is approved by the vote of 80% of the Continuing Directors (as hereinafter defined), in which case the affirmative vote of a majority of the votes entitled to be cast by shareholders shall be required to approve such actions;

●	any shareholder proposal as to specific investment decisions made or to be made with respect to the Fund’s assets;

●	any proposal to liquidate or dissolve the Fund or any amendment to the Charter that would terminate the existence of the Fund, unless such proposal is approved by the vote of 80% of the Continuing Directors, in which case the affirmative vote of a majority of the votes entitled to be cast by shareholders shall be required to approve such actions;

●	any proposal regarding the percentage of shareholder votes necessary to amend certain provisions of our Charter, approve the dissolution of the Fund or approve extraordinary transactions; or

●	any Business Combination, which is defined in the Charter as:

○	any merger, consolidation or statutory share exchange of the Fund with or into any other entity;

○	any sale, lease, exchange, mortgage, pledge, transfer or other disposition (in one transaction or a series of transactions in any 12 month period) to or with any other person of any assets of the Fund having an aggregate Fair Market Value (as defined in our Charter) of $1,000,000 or more except for portfolio transactions of the Fund effected in the ordinary course of the Fund’s business; or

○	the issuance or transfer by the Fund (in one transaction or a series of transactions in any 12 month period) of any of the Fund’s securities to any other entity in exchange for cash, securities or other property (or a combination thereof) having an aggregate Fair Market Value of $1,000,000 or more excluding sales of any securities of the Fund in connection with a public offering or private placement thereof, issuances of any securities of the Fund pursuant to a dividend reinvestment and/or cash purchase plan adopted by the Fund and issuances of any securities of the Fund upon the exercise of any share subscription rights distributed by the Fund.

The Charter provides that, if any Business Combination described above (other than the Business Combination described immediately above) is approved by a vote of 80% of the Continuing Directors, or all of the conditions set forth in the Charter regarding the consideration to be received in the Business Combination and related matters are satisfied, a majority of the votes entitled to be cast by shareholders shall be required to approve such transaction, if the transaction requires shareholder approval under Maryland law. If any other Business Combination is approved by a vote of 80% of the Continuing Directors, or all of the conditions set forth in the Charter regarding the consideration to be received in the Business Combination and related matters are satisfied, no shareholder vote shall be required to approve such transaction unless otherwise required by law.

Under the Charter, a “Continuing Director” means any member of the Board of Directors of the Fund who (A) is not an Interested Party or an Affiliate or an Associate (as these terms are defined in the Charter) of an Interested Party and has been a member of the Board of Directors for a period of at least 12 months (or since the Fund’s commencement of operations, if that period is less than 12 months); or (B) is a successor of a Continuing Director who is not an Interested Party or an Affiliate or an Associate of an Interested Party and is recommended to succeed a Continuing Director by a majority of the Continuing Directors then on the Board of Directors; or (C) is elected to the Board of Directors to be a Continuing Director by a majority of the Continuing Directors then on the Board of Directors and who is not an Interested Party or an Affiliate or Associate of an Interested Party.

The foregoing is intended only as a summary and is qualified in its entirety by reference to full text of these provisions in the Charter and Bylaws of the Fund, each on file with the SEC. These provisions could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. On the other hand, these provisions may require persons seeking control of the Fund to negotiate with its management regarding the price to be paid for the shares required to obtain such control, they promote continuity and stability and they enhance the Fund’s ability to pursue long-term strategies that are consistent with its investment objective.

PLAN OF DISTRIBUTION

The Fund may offer, from time to time, Common Shares, and certain of the Fund’s shareholders may sell Common Shares, on an immediate, continuous or delayed basis, in one or more underwritten public offerings, “at the market” offerings (through one or more underwriters or dealers acting as principal or agent for the Fund) or a combination of both offerings under this prospectus and any related prospectus supplement. The Fund may offer to sell securities either at a fixed price or at prices that may vary, at market prices prevailing at the time of sale, at prices related to prevailing market prices, or at negotiated prices. Any underwriter or agent involved in the offer and sale of the securities will be named in the applicable prospectus supplement. A prospectus supplement or supplements will disclose any sales loads, discounts, commissions, fees or other compensation paid to any underwriter, dealer or agent, the offering price, net proceeds and use of proceeds and the terms of any offering of the securities.

Underwriters or agents may receive compensation from the Fund in the form of discounts, concessions or commissions. Underwriters may sell Common Shares to or through dealers, and such dealers may receive compensation in the form of discounts, concessions or commissions from the underwriters and/or commissions from the purchasers for whom they may act as agents. Underwriters, dealers and agents that participate in the distribution of the Common Shares may be deemed to be underwriters under the Securities Act of 1933, as amended (the “Securities Act”), and any discounts and commissions they receive from the Fund and any profit realized by them on the resale of the Common Shares may be deemed to be underwriting discounts and commissions under the Securities Act. Any such compensation received from the Fund will be described in the applicable prospectus supplement. The maximum amount of compensation to be received by any Financial Industry Regulatory Authority (FINRA) member or independent broker-dealer will not exceed 8.0% for the sale of any securities being registered pursuant to Rule 415 under the Securities Act. The Fund will not pay any compensation to any underwriter or agent in the form of warrants, options, consulting or structuring fees or similar arrangements.

If a prospectus supplement so indicates, the Fund may grant the underwriters an option, exercisable for 45 days from the date of the prospectus supplement, to purchase an additional amount of Common Shares to cover over-allotments, if any, at the public offering price, less the underwriting discounts and commissions.

The Fund anticipates that from time to time certain underwriters or agents may act as brokers or dealers in connection with the execution of the Fund’s portfolio transactions after they have ceased to be underwriters or agents and, subject to certain restrictions, may act as brokers while they are underwriters or agents. Certain underwriters and agents have performed investment banking and advisory services for the Adviser and its related parties from time to time, for which they have received customary fees and expenses. Certain underwriters and agents may, from time to time, engage in transactions with or perform services for the Adviser and its affiliates in the ordinary course of business.

A prospectus and accompanying prospectus supplement in electronic form may be made available on the websites maintained by underwriters and agents. The underwriters and agents may agree to allocate a number of securities for sale to their online brokerage account holders. Such allocations of securities for Internet distributions will be made on the same basis as other allocations. In addition, securities may be sold by the underwriters and agents to securities dealers who resell securities to online brokerage account holders.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, Two Financial Center, 60 South Street, Boston, Massachusetts 02111, is the Fund’s independent registered public accounting firm.

LEGAL MATTERS

Certain legal matters in connection with the Common Shares will be passed on for the Fund by Venable LLP.

INCORPORATION BY REFERENCE

This prospectus is part of a registration statement that we have filed with the SEC. We are allowed to “incorporate by reference” the information that we file with the SEC, which means that we can disclose important information to you by referring you to those documents. We incorporate by reference into this prospectus the documents listed below and any future filings we make with the SEC pursuant to Section 30(b)(2) of the 1940 Act and Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act, including any filings on or after the date of this prospectus from the date of filing (excluding any information furnished, rather than filed), until we have sold all of the offered securities to which this prospectus and any accompanying prospectus supplement relates or the offering is otherwise terminated. The information incorporated by reference is an important part of this prospectus. Any statement in a document incorporated by reference into this prospectus will be deemed to be automatically modified or superseded to the extent a statement contained in (1) this prospectus or (2) any other subsequently filed document that is incorporated by reference into this prospectus modifies or supersedes such statement. The documents incorporated by reference herein include:

●	the Fund’s Statement of Additional Information, dated [●], filed with this prospectus;

●	the Fund’s annual report on Form N-CSR for the fiscal year ended November 30, 2020, filed with the SEC on January 29, 2021; and

●	the description of Common Shares contained in the Registration Statement on Form 8-A (File No. 001-35937), filed with the SEC on May 20, 2013, including any amendment or reports filed for the purpose of updating such description.

You may obtain copies of any information incorporated by reference into this prospectus, at no charge, by calling toll-free 1-866-351-7446 or by writing to the Fund at c/o Flaherty & Crumrine Incorporated, 301 E. Colorado Boulevard, Suite 800, Pasadena, California 91101. The Fund makes available the prospectus, SAI and the Fund’s annual and semi-annual reports, free of charge, at www.preferredincome.com. You may also obtain the SAI and other information regarding the Fund on the SEC website (http://www.sec.gov) or with the payment of a duplication fee, by electronic request at publicinfo@sec.gov. Information contained on our website is not incorporated by reference into this prospectus or the accompanying prospectus supplement, unless specifically stated herein, and should not be considered to be part of this prospectus or accompanying prospectus supplement.

The information in this prospectus supplement is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus supplement is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer and sale is not permitted.

Subject to Completion

dated April 16, 2021

PROSPECTUS SUPPLEMENT

(To Prospectus dated [●])

Filed Pursuant to Rule 424(b)([●])

Registration Statement No. 333-252797

Up to $[  ] of Common Shares

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

The Fund. Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated (the “Fund”) is a diversified, closed-end management investment company. The Fund’s investment objective is to seek total return, with an emphasis on high current income.

     The Offering. We are offering for sale up to $[  ] of shares of common stock of the Fund (“Common Shares”). The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “DFP.” The last reported sale price of the Fund’s Common Shares, as reported by the NYSE on [●] was $[●] per Common Share. The net asset value of the Fund’s Common Shares at the close of business on [●] was $[●] per Common Share.

Sales of Common Shares, if any, under this prospectus supplement and the accompanying prospectus may be made in negotiated transactions or transactions that are deemed to be “at the market” as defined in Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”), including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange.

Before buying any of the Fund’s Common Shares, you should read the discussion of the principal risks of investing in the Fund in “Principal Risks of the Fund” beginning on page 36 of the accompanying prospectus.

Neither the U.S. Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus supplement or the accompanying prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The date of this prospectus supplement is [●]

Please retain this prospectus supplement and the accompanying prospectus for future reference. Together it sets forth concisely the information about the Fund you should know before investing. You should read the prospectus and this prospectus supplement carefully before deciding whether to invest. A Statement of Additional Information (“SAI”), dated [●], as supplemented from time to time, containing additional information about the Fund, has been filed with the SEC and is incorporated by reference in its entirety into this prospectus supplement and the accompanying prospectus. This prospectus supplement, the accompanying prospectus and the SAI are part of a “shelf” registration statement filed with the SEC. This prospectus supplement describes the specific details regarding this offering, including the method of distribution. If information in this prospectus supplement is inconsistent with the accompanying prospectus or the SAI, you should rely on this prospectus supplement. You may request a free copy of the SAI by calling 1-866-351-7446. You also may call to request the Fund’s annual and semi-annual reports or other information about the Fund, and to make shareholder inquires. The Fund makes available the SAI and the Fund’s annual and semi-annual reports, free of charge, at www.preferredincome.com. Information contained in, or that can be accessed through, the Fund’s website is not part of this prospectus supplement. You may also obtain the SAI and other information regarding the Fund on the SEC website (http://www.sec.gov) or with the payment of a duplication fee, by electronic request at publicinfo@sec.gov.

You should not construe the contents of this prospectus supplement and the accompanying prospectus as legal, tax or financial advice. You should consult with your own professional advisors as to the legal, tax, financial or other matters relevant to the suitability of an investment in the Fund.

The Common Shares are not a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

You should rely only on the information contained or incorporated by reference in this prospectus supplement and the accompanying prospectus. Neither the Fund nor the underwriters have authorized anyone to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell its Common Shares in any jurisdiction where the offer or sale is not permitted. You should assume that the information in this prospectus supplement and the accompanying prospectus is accurate only as of the date of this prospectus supplement and the date of the accompanying prospectus, respectively. The Fund’s business, financial condition, prospects and risks may have changed since that date.

CAUTIONARY NOTICE REGARDING FORWARD-LOOKING STATEMENTS

This prospectus supplement, the accompanying prospectus and the SAI contain “forward-looking statements.” Forward-looking statements can be identified by the words “may,” “will,” “intend,” “expect,” “estimate,” “continue,” “plan,” “anticipate,” and similar terms and the negative of such terms. Such forward-looking statements may be contained in this prospectus supplement as well as in the accompanying prospectus. By their nature, all forward-looking statements involve risks and uncertainties, and actual results could differ materially from those contemplated by the forward-looking statements. Several factors that could materially affect the Fund’s actual results are the performance of the portfolio of securities the Fund holds, the price at which the Fund’s shares will trade in the public markets and other factors discussed in our periodic filings with the SEC.

Although the Fund believes that the expectations expressed in these forward-looking statements are reasonable, actual results could differ materially from those projected or assumed in these forward-looking statements. The Fund’s future financial condition and results of operations, as well as any forward-looking statements, are subject to change and are subject to inherent risks and uncertainties, such as those disclosed in the “Principal Risks of the Fund” and “Additional Risk Considerations” sections of the accompanying prospectus. All forward-looking statements contained or incorporated by reference in this prospectus supplement or the accompanying prospectus are made as of the date of this prospectus supplement or the accompanying prospectus, as the case may be. Except for the Fund’s ongoing obligations under the federal securities laws, the Fund does not intend, and undertakes no obligation, to update any forward-looking statement. The forward-looking statements contained in this prospectus supplement, the accompanying prospectus and the SAI are excluded from the safe harbor protection provided by Section 27A of the Securities Act.

Currently known risk factors that could cause actual results to differ materially from the Fund’s expectations include, but are not limited to, the factors described in the “Principal Risks of the Fund” and “Additional Risk Considerations” sections of the accompanying prospectus. Please review carefully those sections for a more detailed discussion of the risks of an investment in our Common Shares.

1

PROSPECTUS SUPPLEMENT SUMMARY

The following summary is qualified in its entirety by reference to the more detailed information included elsewhere in this prospectus supplement and in the accompanying prospectus and in the SAI.

The Fund. The Fund is a diversified, closed-end management investment company. The Fund’s investment objective is to seek total return, with an emphasis on high current income. There can be no assurance that the Fund’s investment objective will be achieved or that the Fund’s investment program will be successful. The Fund’s Common Shares are listed for trading on the NYSE under the symbol “DFP.”

Investment Adviser. Flaherty & Crumrine Incorporated, a registered investment adviser located at 301 E. Colorado Boulevard, Suite 800, Pasadena, California 91101, is an independently-owned, California corporation. The Adviser is responsible for the day-to-day management of the Fund.

The Offering. The provisions of the Investment Company Act of 1940, as amended, generally require that the public offering price of common shares (less any underwriting commissions and discounts) must equal or exceed the net asset value per share of a registered investment company’s common shares (calculated within 48 hours of pricing).

Sales of the Fund’s Common Shares, if any, under this prospectus supplement and the accompanying prospectus may be made in negotiated transactions or transactions that are deemed to be “at the market” as defined in Rule 415 under the Securities Act, including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange.

Use of Proceeds. The net proceeds from the issuance of Common Shares hereunder will be invested in accordance with the Fund’s investment objective and policies as described in the section of the accompanying prospectus titled “Investment Objective and Policies”. The net proceeds will be invested in accordance with our investment objective and policies as promptly as possible but no later than six months from the date on which the proceeds from an offering are received by the Fund. Pending such investments, those proceeds may be invested in cash, cash equivalents, government securities and short-term fixed income securities.

[Depending on market conditions and operations, a portion of the cash held by the Fund, including any proceeds raised from the offering, may be used to pay distributions in accordance with the Fund’s distribution policy and may be a return of capital.]

2

SUMMARY OF FUND EXPENSES

     The purpose of the following table and example below is to help you understand the fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly, as a result of an offering. The table reflects the use of leverage in the form of Borrowings in an amount equal to [●]% of the Fund’s Managed Assets (after the leverage is incurred), and shows Fund expenses as a percentage of net assets attributable to Common Shares. The Fund’s actual expenses may vary from the estimated expenses shown in the table. The extent of the Fund’s assets attributable to leverage following an offering, and the Fund’s associated expenses, are likely to vary (perhaps significantly) from these assumptions.

Shareholder Transaction Expenses	Percentage of Offering Price
Sales load paid by you (as a percentage of offering price)	[●]% (1)
Offering Expenses borne by Common Shareholders (as a percentage of offering price) (1)	[●]%
Dividend reinvestment and cash purchase plan fees	None

Annual Expenses	Percentage of Net Assets (5) Attributable to Common Shares (Includes Leverage)
Investment management fee (2)	[●]%
Interest payments on borrowed funds (3)	[●]%
Other expenses (4)	[●]%
Total annual Fund operating expenses	[●]%

(1)	Common Shareholders will pay all offering expenses involved with an offering.

(2)	The Adviser receives a monthly management fee for its advisory services equal to an effective annual rate of [●]% of the Fund’s average daily Managed Assets assuming that [●] Common Shares are outstanding and the amount of leverage of [●]% of the Fund’s Managed Assets is used.

(3)

Interest expense assumes that leverage represents [●] % of the Fund’s Managed Assets and is charged at an interest rate pursuant to the Financial Agreement. As of the date of this prospectus supplement, the annualized interest rate on the drawn balance is [●]%.

(4)	“Other expenses” are based upon estimated amounts for the current fiscal year and assumes [●] Common Shares are outstanding.

(5)	For purposes of the Fee Table, the Fund’s net assets have been calculated as Managed Assets less the principal amount of Borrowings under the Financing Agreement. As of the date of the prospectus supplement, the Fund does not have any Preferred Shares outstanding nor is party to any Reverse Repurchase Agreements.

3

Example

     The following example illustrates the hypothetical expenses (including the sales load of $[●], estimated offering expenses of this offering of $[●] and the estimated costs of Borrowings with the Fund utilizing leverage representing [●]% of the Fund’s Managed Assets) that you would pay on a $1,000 investment in Common Shares, assuming (1) total net annual expenses of [●]% of net assets attributable to Common Shares and (2) a 5% annual return:

1 Year	3 Years	5 Years	10 Years
$[●]	$[●]	$[●]	$[●]

*	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower. The example assumes that the estimated “Other expenses” set forth in the Fee Table is accurate and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

USE OF PROCEEDS

The net proceeds from the issuance of Common Shares hereunder will be invested in accordance with the Fund’s investment objective and policies as described in section of the accompanying prospectus titled “Investment Objective and Policies”. The net proceeds from the issuance of Common Shares hereunder will be invested in accordance with the Fund’s investment objective and policies as stated below. The net proceeds will be invested in accordance with our investment objective and policies as promptly as possible but no later than six months from the date on which the proceeds from an offering are received by the Fund. Pending such investments, those proceeds may be invested in cash, cash equivalents, government securities and short-term fixed income securities.

[Depending on market conditions and operations, a portion of the cash held by the Fund, including any proceeds raised from the offering, may be used to pay distributions in accordance with the Fund’s distribution policy and may be a return of capital. A return of capital is a return to investors of a portion of their original investment in the Fund. In general terms, a return of capital would involve a situation in which a Fund distribution (or a portion thereof) represents a return of a portion of a shareholder’s investment in the Fund, rather than making a distribution that is funded from the Fund’s earned income or other profits. Although return of capital distributions may not be currently taxable, such distributions would decrease the basis of a shareholder’s Common Shares, and therefore, may increase a shareholder’s tax liability for capital gains upon a sale of Common Shares, even if sold at a loss to the shareholder’s original investments.]

PRICE RANGE OF COMMON SHARES

The following table sets forth, for the quarters indicated, the highest and lowest daily closing prices on the NYSE per Common Share, and the NAV per Common Share and the premium to or discount from NAV, on the date of each of the high and low market prices. The table also sets forth the number of Common Shares traded on the NYSE during the respective quarters.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/(Discount) on Date of Market Price		Trading
During Quarter Ended	High	Low	High	Low	High	Low	Volume

As of [●], the NAV per Common Share of the Fund was $[●] and the market price per Common Share was $[●], representing a premium to NAV of [●]%.

As of [●], the Fund has outstanding [●] Common Shares.

4

CAPITALIZATION

The following table sets forth the unaudited capitalization of the Fund as of [●] and its adjusted capitalization assuming the Common Shares available in the offering discussed in this prospectus supplement had been issued.

[To be provided.]

PLAN OF DISTRIBUTION

[To be provided.]

LEGAL MATTERS

Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Willkie Farr & Gallagher LLP, counsel to the Fund and [●], Maryland counsel to the Fund. [Certain legal matters will be passed on by [●] as special counsel to the Underwriters in connection with the offering.]

INCORPORATION BY REFERENCE

This prospectus supplement is part of a registration statement that we have filed with the SEC. We are allowed to “incorporate by reference” the information that we file with the SEC, which means that we can disclose important information to you by referring you to those documents. We incorporate by reference into this prospectus supplement the documents listed below and any future filings we make with the SEC pursuant to Section 30(b)(2) of the 1940 Act and Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act, including any filings on or after the date of this prospectus supplement from the date of filing (excluding any information furnished, rather than filed), until we have sold all of the offered securities to which this prospectus supplement relates or the offering is otherwise terminated. The information incorporated by reference is an important part of this prospectus supplement. Any statement in a document incorporated by reference into this prospectus supplement will be deemed to be automatically modified or superseded to the extent a statement contained in (1) this prospectus supplement or (2) any other subsequently filed document that is incorporated by reference into this prospectus supplement modifies or supersedes such statement. The documents incorporated by reference herein include:

●	the Fund’s Prospectus, dated [●];

●	the Fund’s Statement of Additional Information, dated [●];

●	the Fund’s annual report on Form N-CSR for the fiscal year ended November 30, 2020, filed with the SEC on January 29, 2021; and

●	the description of Common Shares contained in the Registration Statement on Form 8-A (File No. 001-35937), filed with the SEC on May 20, 2013, including any amendment or reports filed for the purpose of updating such description.

You may obtain copies of any information incorporated by reference into this prospectus supplement, at no charge, by calling toll-free 1-866-351-7446 or by writing to the Fund at c/o Flaherty & Crumrine Incorporated, 301 E. Colorado Boulevard, Suite 800, Pasadena, California 91101. The Fund makes available the prospectus, SAI and the Fund’s annual and semi-annual reports, free of charge, at www.preferredincome.com. You may also obtain the SAI and other information regarding the Fund on the SEC website (http://www.sec.gov) or with the payment of a duplication fee, by electronic request at publicinfo@sec.gov. This prospectus supplement is also available on the Fund’s website (http://www.preferredincome.com).] Information contained on our website, unless specifically stated herein, is not incorporated by reference into this prospectus supplement and should not be considered to be part of this prospectus supplement.

5

Flaherty & Crumrine

Dynamic Preferred and Income Fund Incorporated

$ [●] of Common Shares

PROSPECTUS SUPPLEMENT

[●]

Until [●] (25 days after the date of this prospectus supplement), all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers’ obligation to deliver a prospectus when acting as underwriters.

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer and sale is not permitted.

Subject to Completion

Statement of Additional Information dated April 16, 2021

301 E. COLORADO BOULEVARD, SUITE 800
PASADENA, CALIFORNIA 91101
(626) 795-7300

STATEMENT OF ADDITIONAL INFORMATION, DATED [●]

This Statement of Additional Information (“SAI”) relating to the Fund’s shares of common stock (“Common Shares”) does not constitute a prospectus, but should be read in conjunction with the prospectus relating thereto dated [●] and any related prospectus supplement. This SAI, which is not a prospectus, does not include all information that a prospective investor should consider before purchasing Common Shares, and investors should obtain and read the prospectus and any related prospectus supplement prior to purchasing such Common Shares. A copy of the prospectus and any related prospectus supplement may be obtained without charge by writing to the address or calling the phone number shown above. You may also obtain a copy of the prospectus on the Securities and Exchange Commission’s (the “SEC”) website (http://www.sec.gov). Capitalized terms used but not defined in this SAI have the meanings ascribed to them in the prospectus.

2

THE FUND

Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated (the “Fund”) is a diversified, closed-end management investment company organized as a Maryland corporation on October 10, 2012. The Fund commenced operations on May 29, 2013 following the initial public offering of the Fund’s Common Shares.

INVESTMENT OBJECTIVE AND POLICIES

The Prospectus includes information about the Fund’s investment objective, policies, strategies and risks in the sections entitled “Prospectus Summary,” “Investment Objective and Policies, “Use of Leverage,” “Principal Risks of the Fund” and “Additional Risk Considerations.” The following descriptions supplement the descriptions of the policies, strategies and risks as set forth in the Prospectus. Except as otherwise provided, the Fund’s investment policies are not fundamental and may be changed by the Board of Directors of the Fund (the “Board” or the “Board of Directors”) without the approval of the shareholders.

Preferred Securities

There are two basic types of preferred securities, traditional and hybrid-preferred securities. Traditional preferred securities consist of preferred stock issued by an entity taxable as a corporation. Preferred stocks, which may offer fixed or floating-rate dividends, are perpetual instruments and considered equity securities. Alternatively, hybrid-preferred securities may be issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in subordinated debentures or similarly structured securities. The hybrid-preferred securities market consists of both fixed- and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates. Due to their similar attributes, Flaherty & Crumrine Incorporated (the “Adviser” or “Flaherty & Crumrine”) also considers exchange-listed senior debt issues that trade with attributes of exchange-listed perpetual and hybrid-preferred securities to be part of the broader preferred securities market.

Traditional Preferred Securities. Traditional preferred securities pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and in the liquidation of a company’s assets. This means that a company must pay dividends on preferred stock before paying any dividends on its common stock. In order to be payable, distributions on such preferred securities must be declared by the issuer’s board of directors. Income payments on certain preferred securities currently outstanding are cumulative, causing dividends and distributions to accumulate even if not declared by the board of directors or otherwise made payable. In such a case, all accumulated dividends must be paid before any dividend on the common stock can be paid. However, some traditional preferred stocks are non-cumulative, in which case dividends do not accumulate and need not ever be paid. The Fund may invest in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages. Should an issuer of a non-cumulative preferred stock held by the Fund determine not to pay dividends on such stock, Fund distributions may be adversely affected. There is no assurance that dividends or distributions on the traditional preferred securities in which the Fund invests will be declared or otherwise made payable. Preferred securities may also contain provisions under which payments must be stopped (i.e., stoppage is compulsory, not discretionary). The conditions under which this occurs may relate to, for instance, capitalization levels. Hence, if a company incurs significant losses that deplete retained earnings, automatic payment stoppage could occur. In some cases the terms of the preferred securities provide that the issuer would be obligated to attempt to issue common shares to raise funds for the purpose of making the preferred payments. However, there is no guarantee that the issuer would be successful in placing common shares.

Preferred shareholders usually have no right to vote for corporate directors or on other matters. Shares of traditional preferred securities have a liquidation preference that generally equals the original purchase price at the date of issuance. The market value of preferred securities may be affected by, among other factors, favorable and unfavorable changes impacting companies in the utilities and financial services sectors, which are prominent issuers of preferred securities, and by actual and anticipated changes in tax laws, such as changes in corporate income tax rates. Because the claim on an issuer’s earnings represented by traditional preferred securities may become onerous when interest rates fall below the rate payable on such securities, the issuer may redeem the securities. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher rate-paying fixed rate preferred securities may be reduced, and the Fund may be unable to acquire securities of comparable credit quality paying comparable rates with the redemption proceeds.

3

Corporate shareholders of a regulated investment company (“RIC”) such as the Fund generally are permitted to claim the 50% dividends-received deduction (“DRD”) with respect to that portion of their distributions from the Fund attributable to amounts received by the Fund that qualify for the DRD, provided such amounts are properly reported by the Fund and certain holding period and other requirements are met at both the Fund and shareholder level. However, not all traditional preferred securities pay dividends that are eligible for the DRD. Individual shareholders of a RIC like the Fund generally may be eligible to treat as qualified dividend income (“QDI”) that portion of their distributions from the Fund attributable to QDI received and reported as such by the Fund, provided certain holding period and other requirements are met at both the Fund and shareholder level. However, not all traditional preferred securities will provide significant benefits under the rules relating to QDI. Individuals will generally be taxed at long-term capital gain rates on QDI. For more information regarding QDI and DRD, see “Taxation” below.

Hybrid-Preferred Securities. Hybrid-preferred securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, as described below, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The hybrid-preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Hybrid-preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. In addition, hybrid-preferred securities typically permit an issuer to defer the payment of income for 18 months or more without triggering an event of default. Generally, the maximum deferral period is five years. Because of their subordinated position in the capital structure of an issuer, the ability to defer payments for extended periods of time without default consequences to the issuer, and certain other features (such as restrictions on common dividend payments by the issuer or ultimate guarantor when full cumulative payments on the hybrid-preferred securities have not been made), these hybrid-preferred securities are often treated as close substitutes for traditional preferred securities, both by issuers and investors. Hybrid-preferred securities have many of the key characteristics of equity because of their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

Hybrid-preferred securities are typically issued with a final maturity date, although some are perpetual in nature. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default. No redemption can typically take place unless all cumulative payment obligations have been met, although issuers may be able to engage in open-market repurchases without regard to whether all payments have been paid.

Within the category of hybrid-preferred securities are senior debt instruments that trade in the broader preferred securities market. These debt instruments, which are sources of long-term capital for the issuers, have structural features similar to preferred stock such as long maturities, call features, exchange listings and the inclusion of accrued interest in the trading price.

Trust Preferred Securities. Some hybrid-preferred securities are issued by trusts or other special purpose entities established by operating companies and are not direct obligations of the operating company. The Fund may invest in hybrid-preferred securities issued by trusts or other special purpose entities regardless of whether the obligations of the trust or other special purpose entity are guaranteed by the operating company. At the time the trust or special purpose entity sells such preferred securities to investors, it purchases debt of the operating company (with terms comparable to those of the trust or special purpose entity securities), which enables the operating company to deduct for tax purposes the interest paid on the debt held by the trust or special purpose entity. For U.S. federal income tax purposes, holders of the trust preferred securities generally are treated as owning beneficial interests in the underlying debt of the operating company held by the trust or special purpose entity, and payments on the hybrid-preferred securities are generally treated as interest rather than dividends . As such, payments on the hybrid-preferred securities are not eligible for the DRD or the reduced rates of tax that may apply to QDI. The trust or special purpose entity would be a holder of the operating company’s debt and would have priority with respect to the operating company’s earnings and profits over the operating company’s common shareholders, but would typically be subordinated to other classes of the operating company’s debt. Typically a preferred security has a credit rating that is lower than that of its corresponding operating company’s senior debt securities.

4

Convertible Preferred Securities. Some preferred securities, generally known as convertible preferred securities, provide for an investor option to convert their holdings into common shares of the issuer. These securities may have lower rates of income than other preferred securities, and the conversion option may cause them to trade more like equities than typical fixed income instruments.

Contingent Capital Securities

Contingent capital securities or “CoCos” have features and risks similar to preferred and other income producing securities but also include “loss absorption” or mandatory conversion provisions and restrictions on dividend or interest payments that make the securities more like equity. This is particularly true in the financial sector, the largest preferred issuer segment.

In one version of a CoCo, the security has loss absorption characteristics whereby the liquidation value of the security may be adjusted downward to below the original par value (even to zero) under certain circumstances. This may occur, for instance, in the event that business losses have eroded capital to a substantial extent. The write down of the par value would occur automatically and would not entitle the holders to seek bankruptcy of the company. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value may be adjusted back up to par, such as an improvement in capitalization and/or earnings.

Another version of a CoCo provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for instance, to maintenance of a capital minimum, whereby falling below the minimum would trigger automatic conversion. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the Fund’s standing in a bankruptcy. In addition, some such instruments also provide for an automatic write-down if the price of the common stock is below the conversion price on the conversion date.

An automatic write-down or conversion event is typically triggered by a reduction in the capital level of the issuer, but may also be triggered by regulatory actions (e.g., a change in capital requirements) or by other factors. In addition, interest or dividend payments may be reduced or eliminated if certain earnings or capital levels are breached.

Floating-Rate, Fixed-to-Floating-Rate and Fixed-to-Fixed Rate Securities.

Floating-rate, fixed-to-floating rate and fixed-to-fixed rate securities may be traditional preferred securities, hybrid-preferred securities or CoCos. The terms of floating-rate securities provide that interest rates are adjusted periodically based upon an interest rate adjustment index. The adjustment intervals may be regular, and range from daily up to annually, or may be event-based, such as a change in the prime rate. Because of the interest rate reset feature, floating-rate securities provide the Fund with a certain degree of protection against rising interest rates, although the interest rates of floating-rate securities will participate in any declines in interest rates as well. Similarly, a fixed-to-floating rate or a fixed-to-fixed rate security may be less price-sensitive to rising interest rates (or yields), because it has a rate of payment that is fixed for a certain period (typically five, ten or thirty years when first issued), after which period a floating-rate of payment applies or the rate is reset to a new fixed rate for a specified period of time.

5

Debt Securities

In addition to investing in preferred securities, the Fund may invest in fixed- and floating-rate corporate debt securities. Other debt securities in which the Fund may invest include investments in debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or a non-U.S. Government or its agencies or instrumentalities, mortgage-backed and asset-backed securities, collateralized mortgage obligations and municipal securities. Debt securities may pay fixed or variable rates of interest. Bonds and other debt securities generally are issued by corporations and other issuers to borrow money from investors.

Corporate Debt Obligations. The Fund may invest in investment grade or below investment grade U.S. dollar-denominated debt obligations issued or guaranteed by U.S. entities, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of the Fund, the Adviser may consider (i) general economic and financial conditions; (ii) the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer’s country, and (iii) other considerations deemed appropriate.

U.S. Government Obligations. The Fund may invest in U.S. Government obligations. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their “face value,” and may exhibit greater price volatility than interest-bearing securities because investors receive no payment until maturity.

Other obligations are supported by the right of the issuer to borrow from the U.S. Treasury. Other obligations of certain agencies and instrumentalities of the U.S. Government are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer were to default, the Fund might not be able to recover their investment from the U.S. Government.

Collateralized Mortgage Obligations (“CMOs”). The Fund may invest in CMOs. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. A CMO is a type of mortgage-backed security that creates separate classes with varying maturities and interest rates, called tranches. Similar to a bond, interest and prepaid principal is paid, in most cases, semi-annually.

CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government, and their income streams. CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

In a typical CMO transaction, an issuer issues multiple series (e.g., Series A, B, C and Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the following order: Series A, B, C and Z. The Series A, B, and C Bonds all bear current interest. Interest on a Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. Only after the Series A, B, and C Bonds are paid in full does the Series Z Bond begin to receive payment. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

6

Floating-Rate Loans. The Fund may invest in senior secured floating-rate loans (“Senior Loans”). Senior Loans generally are made to corporations, partnerships and other business entities (“Borrowers”) which operate in various industries and geographical regions. Senior Loans, which typically hold the most senior position in a Borrower’s capital structure, pay interest at rates that are re-determined periodically on the basis of a floating base lending rate, such as the London Inter-bank Offered Rate (“LIBOR”), plus a premium. This floating-rate feature should help to minimize changes in the principal value of the Senior Loans resulting from interest rate changes. The Fund may invest in Senior Loans that are below investment grade quality and are speculative investments that are subject to credit risk.

Senior Loans in which the Fund may invest may not be rated by a rating agency, will not be registered with the SEC or any state securities commission and generally will not be listed on any national securities exchange. Therefore, the amount of public information available about Senior Loans will be limited, and the performance of the Fund’s investments in Senior Loans will be more dependent on the analytical abilities of the Adviser than would be the case for investments in more widely rated, registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser may consider, and may rely in part, on analyses performed by others. Moreover, certain Senior Loans will be subject to contractual restrictions on resale and, therefore, will be illiquid.

Bank Instruments. The Fund may invest in certificates of deposits, time deposits, and bankers’ acceptances from U.S. or foreign banks. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

The Fund may invest in certificates of deposit (“Eurodollar CDs”) and time deposits (Eurodollar time deposits) of foreign branches of domestic banks. Accordingly, an investment in the Fund may involve risks that are different in some respects from those incurred by an investment company which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible seizure or nationalization of foreign deposits and the possible imposition of foreign country withholding taxes on interest income.

Subordinate Security Credit Risk

Credit risk is the risk that a security in the Fund’s portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status. Preferred securities and CoCos are subordinated to senior debt instruments in a company’s capital structure, in terms of priority to corporate income and claim to corporate assets, and therefore will be subject to greater credit risk than debt instruments.

High Yield Securities

The Fund may invest in securities that are rated below investment grade. Securities rated below investment grade are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal, and these bonds are commonly referred to as “high yield” or “junk bonds”. These securities are subject to a greater risk of default. The prices of these lower-grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Lower grade securities tend to be less liquid than investment grade securities. The market values of lower grade securities tend to be more volatile than investment grade securities.

7

Lower-rated securities, or equivalent unrated securities, may be considered speculative with respect to the issuer’s continuing ability to make principal and interest payments. Analysis of the creditworthiness of issuers of lower-rated securities may be more complex than for issuers of higher quality debt securities, and the Fund’s ability to achieve its investment objective may, to the extent it is invested in lower-rated securities, be more dependent upon such creditworthiness analysis than would be the case if it were investing in higher quality securities. An issuer of these securities has a currently identifiable vulnerability to default and the issuer may be in default or there may be present elements of danger with respect to principal or interest. The secondary markets in which lower-rated securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the Fund could sell a particular lower-rated security when necessary to meet liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, and could adversely affect and cause large fluctuations in the net asset value of the Fund’s Common Shares. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities.

It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal or interest on those securities.

Nationally recognized statistical ratings organizations (“NRSROs”) are private services that provide ratings of the credit quality of preferred and debt securities, including convertible securities. Appendix B describes the various ratings assigned to these securities by S&P, Moody’s and Fitch. Ratings assigned by a NRSRO are not absolute standards of credit quality and do not evaluate market risks or the liquidity of securities. NRSROs may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. NRSROs may be paid by the companies whose securities they analyze and grade. To the extent that the issuer of a security pays a NRSRO for the analysis of its security, an inherent conflict of interest may exist that could affect the reliability of the rating. The Fund will not necessarily sell a security when its rating is reduced below what its rating was at the time of purchase. The Adviser does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. The ratings of a security may change over time. S&P, Moody’s and Fitch monitor and evaluate the ratings assigned to securities on an ongoing basis. As a result, securities held by the Fund could receive a higher rating (which would tend to increase their value) or a lower rating (which would tend to decrease their value) during the period in which they are held.

Foreign (Non-U.S.) Securities

The Fund may invest in U.S. dollar-denominated ADRs, U.S. dollar-denominated foreign stocks traded on U.S. exchanges and U.S. dollar-denominated and non-U.S. dollar-denominated securities issued by companies organized or headquartered in foreign countries and/or doing significant business outside the United States. Those securities that are traded in the United States have characteristics that are similar to traditional and hybrid-preferred securities. The Fund may also invest in securities of foreign companies in the form of ADRs, Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).

ADRs, typically issued by a financial institution (a depositary), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depositary. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. GDRs are receipts issued outside the United States, typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, GDRs are designated for use outside the United States. EDRs, in bearer form, are designed for use in the European securities markets. Ownership of ADRs, GDRs and EDRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S., including increased market liquidity, currency, political, information and other risks.

Investing in securities issued by foreign companies involves considerations and possible risks not typically associated with investing in securities issued by domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding or other taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations which could extend settlement periods.

8

Investments in foreign securities, especially in emerging market countries, will expose the Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. Certain countries in which the Fund may invest, especially emerging market countries, have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of:

●	the possibility of expropriation of assets;

●	confiscatory taxation;

●	difficulty in obtaining or enforcing a court judgment;

●	economic, political or social instability; and

●	diplomatic developments that could affect investments in those countries.

Income and gains earned by the Fund in respect of foreign securities may be subject to foreign withholding and other taxes, which will reduce the Fund’s return on such securities.

Real Estate Companies

The Fund may invest in the securities of real estate companies and may be susceptible to adverse economic or regulatory occurrences affecting that sector. Real property investments are subject to varying degrees of risk. The yields available from investments in real estate depend on the amount of income and capital appreciation generated by the related properties. Income and real estate values may also be adversely affected by such factors as applicable laws, interest rate levels and the availability of financing. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of the real estate company to make payments of any interest and principal on its debt securities will be adversely affected. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. The performance of the economy in each of the regions and countries in which the real estate owned by a portfolio company is located affects occupancy, market rental rates and expenses and, consequently, has an impact on the income from such properties and their underlying values.

The financial results of major local employers also may have an impact on the cash flow and value of certain properties. In addition, real estate investments are relatively illiquid and, therefore, the ability of real estate companies to vary their portfolios promptly in response to changes in economic or other conditions is limited. A real estate company also may have joint venture investments in certain of its properties and, consequently, its ability to control decisions relating to these properties may be limited. Real property investments are also subject to risks which are specific to the investment sector or type of property in which the real estate companies are investing.

9

●	Retail Properties. Retail properties are affected by the overall health of the applicable economy and may be adversely affected by the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, spending patterns and lease terminations.

●	Office Properties. Office properties are affected by the overall health of the economy and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.

●	Hotel Properties. The risks of hotel properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel and adverse effects of general and local economic conditions.

●	Healthcare Properties. Healthcare properties and healthcare providers are affected by several significant factors, including Federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, medical rates, equipment, personnel and other factors regarding operations; continued availability of revenue from government reimbursement programs (primarily Medicaid and Medicare); and competition on a local and regional basis.

●	Multifamily Properties. The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the effectiveness of the management team, the level of mortgage rates, presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.

●	Insurance Issues. Certain real estate companies may carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance with various policy specifications, limits and deductibles.

●	Credit Risk. REITs may be highly leveraged, and financial covenants may affect the ability of REITs to operate effectively.

●	Environmental Issues. In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property.

●	Smaller Companies. Even the larger REITs in the industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. REIT shares, therefore, can be more volatile than, and perform differently from, larger company stocks.

●	REIT Tax Issues. REITs are subject to a highly technical and complex set of provisions in the Internal Revenue Code of 1986, as amended (the “Code”). It is possible that the Fund may invest in a real estate company which purports to be a REIT and that the company could fail to qualify as a REIT. In the event of any such unexpected failure to qualify as a REIT, the company would be subject to corporate-level taxation, significantly reducing the return to the Fund on its investment in such company.

REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. It is anticipated, although not required, that under normal circumstances a majority of the Fund’s investments in REITs will consist of securities issued by equity REITs. In addition to the risks of securities linked to the real estate industry, equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

10

In addition, U.S. REITs could possibly fail to qualify for pass-through of income under the Code, or to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Utility Companies

Utility companies in which the Fund may invest generally are involved in the generation, transmission, sale or distribution of electric energy; distribution, purification and treatment of water; or production, transmission or distribution of oil or natural gas. The Fund may invest significantly in securities of utility companies and may be susceptible to adverse economic or regulatory occurrences affecting that sector. Investing in the utility sector includes the following risks:

●	high interest costs in connection with capital construction and improvement programs;

●	difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets;

●	governmental regulation of rates charged to customers;

●	costs associated with compliance with and changes in environmental and other regulations, including potential regulations to address climate change;

●	effects of economic slowdowns and surplus capacity;

●	increased competition from other providers of utility services;

●	inexperience with and potential losses resulting from a developing deregulatory environment;

●	costs associated with reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale and the effects of energy conservation policies, and the potential that costs incurred by the utility, such as the cost of fuel, change more rapidly than the rate the utility is permitted to charge its customers;

●	effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes;

●	technological innovations that may render existing plants, equipment or products obsolete; and

●	potential impact of terrorist activities on utility companies and their customers and the impact of natural or man-made disasters.

Issuers in the utility sector may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. In addition, there are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on preferred or common stocks. Prolonged changes in climatic conditions can also have a significant impact on both the revenues of an electric or gas utility as well as its expenses.

11

Energy Companies

Energy companies in which the Fund may invest include companies in the discovery, development, production or distribution of energy or other natural resources, the development of technologies for the production or efficient use of energy and other natural resources, or the furnishing of related supplies or services. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, exploration and production spending, the success of exploration projects, potential environmental liability, tax and other government regulations, weather or meteorological events, world events and economic conditions. The energy industries also may be affected by fluctuations in energy prices, energy conservation, exploration and production spending, government regulations, weather, world events and economic conditions.

Telecommunications and Media Companies

Telecommunications companies in which the Fund may invest include companies principally engaged in the development, manufacture, or sale of communications services or communications equipment or provision of communications services, including cable television, satellite, microwave, radio, telephone and other communications media. Media companies invest create, own, and distribute various forms of printed, visual, audio, and interactive content, as well as information databases that they sell or lease to others. Examples include the Internet, newspaper, magazine, and book publishers, movie and television studios, advertising agencies, radio and television broadcasters, as well as cable television and direct satellite broadcast system operators. Risks of investing in the telecommunications and media sector includes many of the risks of investing in the utilities sector, including government regulation of rates of return and services that may be offered. Telecommunications products and services also may be subject to rapid obsolescence resulting from changes in consumer tastes, intense competition and strong market reactions to technological development.

Industrial Companies

Industrial companies that the Fund may invest in include companies involved in the research, development, manufacture, distribution, supply or sale of industrial products, services or equipment. These companies may include manufacturers of civil or military aerospace and defense equipment, building components and home improvement products and equipment, civil engineering firms and large-scale contractors, companies producing electrical components or equipment, manufacturers of industrial machinery and industrial components and products, providers of commercial printing services, and companies providing transportation services. A company is in industrial products, services or equipment industries if at the time of investment it is determine that at least 50% of the company’s assets, revenues or profits are derived from these industries.

The industrial products, services and equipment industries can be significantly affected by general economic trends, changes in consumer sentiment and spending, commodity prices, technological obsolescence, labor relations, legislation, government regulations and spending, import controls, and worldwide competition, and can be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Derivative Instruments

The Fund does not currently use any derivatives. The Fund has the ability to enter into interest rate and other hedging transactions, such as pay-fixed interest rate swaps, interest rate cap transactions or Eurodollar strips, designed to reduce the interest rate risk of its use of leverage. The Fund also may engage in derivatives transactions to manage duration in the Fund’s portfolio.

Interest Rate Derivative Transactions. In order to seek to reduce the interest rate risk of the Fund’s leverage through Borrowings, which typically have a floating-rate of interest, the Fund may, but is not required to, enter into interest rate swap transactions or Eurodollar strips to offset increases in short-term interest rates. The Fund also may initially enter into interest rate cap transactions to seek to reduce the interest rate risk of its leverage.

12

The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Depending on the state of interest rates in general, our use of interest rate swaps or caps could enhance or harm the overall performance of the Common Shares. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, and could result in a decline in the net asset value of the Common Shares. In addition, if short-term interest rates are lower than our rate of payment on the interest rate swap, this will reduce the performance of the Fund’s Common Shares. If, on the other hand, short-term interest rates are higher than our rate of payment on the interest rate swap, this will enhance the performance of the Fund’s Common Shares. Buying interest rate caps could enhance the performance of the Fund’s Common Shares by providing a maximum leverage expense. Buying interest rate caps could also decrease the net income of the Fund’s Common Shares in the event that the premium paid by the Fund to the counterparty exceeds the additional amount the Fund would have been required to pay had it not entered into the cap agreement.

Interest rate swaps and caps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated net receipts under the swap or cap to offset dividend or interest payments. Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, such default could negatively impact the performance of the Fund’s Common Shares. Although this will not guarantee that the counterparty (whether a clearing corporation in the case of exchange-traded instruments or another third party in the case of over-the-counter instruments) does not default, the Fund will not enter into an interest rate swap or cap transaction with any counterparty that the Adviser believes does not have the financial resources to honor its obligation under the interest rate swap or cap transaction. Further, the Adviser will continually monitor the financial stability of a counterparty to an interest rate swap or cap transaction in an effort to proactively protect the Fund’s investments. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Common Shares.

The Fund will usually enter into swaps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments.

The Fund may choose or be required to prepay any Borrowings or principal amounts of Reverse Repurchase Agreements, or redeem some or all of any outstanding Preferred Shares. This prepayment or redemption would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Such early termination could result in termination payment by or to the Fund.

Credit Derivatives. The market value of the Fund’s investments in credit derivatives and/or premiums paid therefor as a buyer of credit protection will not exceed 10% of the Fund’s Managed Assets. The notional amount of the credit exposure to which the Fund is subject when it sells credit protection will not exceed 33⅓% of the Fund’s Managed Assets. In managing credit risk and, in certain instances, to increase total return, the Fund may utilize credit derivatives, such as a credit default swap, in one of two ways. It may either “buy” credit protection, in which case, it would attempt to mitigate the risk of default or credit quality deterioration in all or a portion of its underlying portfolio of preferred and debt securities or in one or more individual holdings. This use of credit derivatives is similar in key respects to what is typically called a “fair value hedge”. Alternatively, the Fund may sell “credit protection, in which case the Fund would use credit derivatives in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer. This is analogous to what is often referred to in futures and options markets as an “anticipatory hedge”. The Fund will only “sell” credit protection with respect to securities in which it would be authorized to invest directly.

13

When the Fund is a buyer of credit protection, the fair market value of its interest in such derivatives will be collateralized by the counterparty with high quality, liquid securities in accord with industry practice. When the Fund buys credit protection, the underlying issuer(s) or obligor(s) as well as the counterparty to the transaction will each be treated as an issuer for purposes of complying with the Fund’s issuer diversification and industry concentration and guidelines, absent regulatory guidance to the contrary. If the Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.

When the Fund is a seller of credit protection, the Fund is generally required to pay the par (or other agreed-upon) value of a referenced underlying security to the counterparty in the event of a default on or downgrade of the security and/or a similar credit event. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its net assets, the fund would be subject to investment exposure on the par (or other agreed-upon) value it had undertaken to pay. Credit derivatives, such as credit default swaps, may also be structured based on an index or the securities of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors (for example, a particular number of defaults within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation).

When the Fund sells credit protection, the underlying issuer(s) or obligor(s) as well as the counterparty to the transaction will be treated as an issuer for purposes of complying with the Fund’s issuer diversification and industry concentration guidelines, absent regulatory guidance to the contrary. The notional amount of the credit exposure to which the Fund is subject when it sells credit protection will not exceed 33⅓% of the Fund’s total assets.

Credit derivatives such as credit default swaps and similar instruments involve greater risks than if the Fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk (whether a clearing corporation in the case of exchange-traded instruments or another third party in the case of over-the-counter instruments) and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. When the Fund acts as a seller of a credit default swap or a similar instrument, it is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

Forward Currency Contracts. In the event the Fund enters into forward currency contracts for hedging purposes, the Fund will be subject to currency exchange rates risk. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. The Fund’s success in these transactions will depend principally on the ability of the Adviser to predict accurately future foreign currency exchange rates.

Options. The purchase of a put or call option gives the Fund the right, but not the obligation, sell (in the case of a put option) or buy (in the case of a call option) on a security, index or futures contract at a specific exercise price up until the expiration date of the option. If the Fund and purchases put or call options to hedge the risk in certain portfolio holdings, there is no assurance that the option (or the security, index or futures contract underlying the option) will perform as expected. It is possible that the options will not fully protect the portfolio securities they are intended to hedge, and they may provide no protection. As a result, premiums paid for options may earn no return or a smaller return than expected and could adversely affect Fund performance.

14

There are various risks associated with writing covered put and call options. In effect, the Fund forgoes, during the life of the option, the opportunity to profit from increases in the market value of the underlying security or securities held by the Fund with respect to which a call option was written above the sum of the premium and the exercise price. For index options, this will depend, in part, on the extent of correlation of the performance of the Fund’s portfolio securities with the performance of the relevant index. The imperfect correlation between the value of such instruments and the underlying assets of the Fund creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund’s portfolio. Although this strategy will generally limit the Fund’s ability to benefit from the full appreciation potential of its investments underlying the options, the Fund retains the risk of loss (less premiums received) if the value of the underlying investment declines. This combination of potentially limited appreciation and full depreciation over time may lead to erosion in the value of the Fund’s portfolio, and the Fund’s performance may be lower than it otherwise would have been if it did not write covered put and call options.

Futures. The sale of a futures contract potentially limits the Fund’s risk of loss from a decline in the market value of portfolio holdings positively correlated with the futures contract prior to the futures contract’s expiration date. In the event the market value of the portfolio holdings associated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the sale of the futures contract. The purchase of a futures contract may protect the Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position. The primary risks associated with the use of futures contracts and options are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract or option; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty will default in the performance of its obligations.

“Eurodollar strip” means a consecutive series of equal amounts of quarterly Eurodollar futures contracts at each settlement date. A Eurodollar strip may range from six-months to ten-years to final contract expiration. Engaging in Eurodollar strips entails the risks described above.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Additional risks associated with derivatives trading include:

Counterparty Risk. The Fund is subject to the risk that a counterparty (whether a clearing corporation in the case of exchange-traded instruments or another third party in the case of over-the-counter instruments) will not perform its obligations under the related contracts. Although the Fund intends to enter into transactions only with counterparties which the Adviser believes to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

15

In the event of the counterparty’s bankruptcy, insolvency, dissolution, liquidation, winding-up or other analogous proceeding, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter (“OTC”) derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. In addition, in the event of a bankruptcy of a clearing house, the Fund could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions.

The Fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations under those instruments, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments. There can be no assurance that an issuer of an instrument in which the Fund invests will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that the Fund will not sustain a loss on a transaction as a result.

Liquidity Risk. Derivative instruments, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets the Fund may not be able to close out a position without incurring a loss. Although both OTC and exchange-traded derivatives markets may experience the lack of liquidity, OTC non-standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets may be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, the liquidity of a secondary market in an exchange-traded derivative contract may be adversely affected by certain limits established by the exchanges, including “speculative position limits,” which limit the size of the Adviser’s aggregate position, held on behalf of all accounts owned or managed by the Adviser, in certain contracts, and “daily price fluctuation limits,” which limit the amount of fluctuation in an exchange-traded contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. If it is not possible to close an open derivative position entered into by the Fund, the Fund would continue to be required to make daily cash payments of variation margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close options and futures positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio.

OTC Trading Risk. Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparties the Fund is at risk that its counterparties will become bankrupt or otherwise fail to honor its obligations. In addition, significant disparities may exist between “bid” and “asked” prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges also are not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated environment may not be available in connection with the transactions.

Tracking/Correlation Risk. When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument and the underlying investment sought to be hedged may prevent the Fund from achieving the intended hedging effect or expose the Fund to risk of loss.

Volatility Risk. The Fund could suffer losses related to its derivative positions as a result of unanticipated market movements, which losses are potentially unlimited.

16

Regulatory Risk. The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” with respect to the Fund in accordance with CFTC Rule 4.5 and, as a result, the Adviser is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act (“CEA”). In order to maintain the exclusion, the Fund must invest no more than a prescribed level of its liquidation value in futures and certain other instruments, and the Fund must not market itself as providing investment exposure to such instruments. If the Fund is no longer able to claim the exclusion, the Adviser may be subject to the CFTC registration requirements, and the disclosure and operations of the Fund would need to comply with all applicable regulations governing commodity pools. Compliance with these additional registration and regulatory requirements may increase operating expenses. Other potentially adverse regulatory initiatives could also develop. The Adviser has registered as a commodity trading advisor.

New regulatory requirements may also limit the flexibility of the Fund to protect its interests in the event of an insolvency of a derivatives counterparty. In the event of a counterparty’s (or its affiliate’s) insolvency, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, with respect to counterparties who are subject to such proceedings in the European Union, the liabilities of such counterparties to the Fund could be reduced, eliminated, or converted to equity in such counterparties (sometimes referred to as a “bail in”).

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. The Fund will need to comply with certain conditions depending on the extent of its use of derivatives by the third quarter of 2022, including (as applicable) the adoption and implementation of policies and procedures designed to manage the Fund’s derivatives risks, recordkeeping and reporting requirements, compliance with a limit on the amount of leverage-related risk that the Fund may obtain based on value-at-risk and maintaining a derivatives risk management program and designating a derivative risk manager.

The Fund’s election to be treated, and intention to qualify annually, as a RIC under the Code will potentially limit the extent to which the Fund can engage in certain derivatives transactions.

Cash Reserves

The Fund’s cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will generally be invested in money market instruments and generally will not exceed 15% of total assets. If the Adviser has difficulty finding an adequate number of preferred and income-producing securities, all or any portion of the Fund’s assets may also be invested temporarily in money market instruments. Cash reserves in excess of 20% of total assets will be maintained for defensive purposes only.

Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements. A repurchase agreement is an instrument under which an investor, such as the Fund, purchases a U.S. Government security from a counterparty, with an agreement by the vendor to repurchase the security at the same price, plus interest at a specified rate. In such a case, the security is held by the Fund, in effect, as collateral for the repurchase obligation.

Repurchase agreements may be entered into with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. Other acceptable money market instruments include commercial paper rated by any NRSRO, such as Moody’s or S&P, certificates of deposit, bankers’ acceptances issued by domestic banks having total assets in excess of one billion dollars and money market mutual funds.

17

In entering into a repurchase agreement for the Fund, the Adviser will evaluate and monitor the creditworthiness of the counterparty. In the event that a counterparty should default on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the counterparty becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal or income, in selling the collateral.

Securities Lending

The Fund may lend portfolio securities to broker/dealers or other institutions. The borrower must maintain with the Fund cash or equivalent collateral equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on the securities. The Fund may invest the collateral and earn additional income or receive an agreed upon amount of interest income from the borrower. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The Fund may lose money if a borrower defaults on its obligation to return securities and the value of the collateral held by the Fund is insufficient to replace the loaned securities. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral.

Short Sales

The Fund may, but does not currently plan to, enter into short sales, provided the dollar amount of short sales at any one time would not exceed 25% of the Managed Assets of the Fund, and the value of securities of any one issuer in which the Fund is short would not exceed the lesser of 2% of the value of the Fund’s Managed Assets or 2% of the securities of any class of any issuer. The Fund designates collateral consisting of cash or liquid portfolio securities with a value equal to the current market value of the shorted securities, which is marked-to-market daily. If the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issuer as, and equal in amount to, the securities sold short (which sales are commonly referred to as short sales against the box), the above requirements are not applicable.

Investment Companies

The Fund may also invest in securities of open-end or closed-end investment companies, including exchange-traded funds (“ETFs”), that invest primarily in securities of the types in which the Fund may invest directly.

The Fund also may invest in other investment companies either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of the offering of its Common Shares, or during periods when there is a shortage of attractive opportunities in the market. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company’s expenses, and would remain subject to payment of the Fund’s investment management and other fees and expenses with respect to assets so invested. Holders of Common Shares would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies. The securities of other investment companies may also be leveraged and will therefore be subject to the same leverage risks to which the Fund is subject. As described in the Prospectus in the sections entitled “Use of Leverage” and “Use of Leverage—Leverage Risk,” the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares. Investment companies may have investment policies that differ from those of the Fund. In addition, to the extent the Fund invests in other investment companies, the Fund will be dependent upon the investment and research abilities of persons other than the Adviser.

The Fund’s investments in other investment companies may be limited by provisions of the 1940 Act that restrict the aggregate amount the Fund (and in some cases, its affiliated persons) can invest in any one investment company or any series thereof.

18

ETFs are open-end investment companies whose shares are listed for trading on a national securities exchange or the NASDAQ National Market System. Some ETF shares provide investment results that are intended to correspond to the price and yield performance of the component securities of a securities index, while others are actively managed. ETFs are subject to a number of risks, generally corresponding to the risks of the securities in which they invest. Individual shares of an ETF are generally not redeemable at their net asset value, but trade on an exchange during the day at prices that are normally close to, but not the same as, their net asset value. ETF shares may trade at a discount or premium to their net asset value. There is no assurance that an active trading market will be maintained for the shares of an ETF or that market prices of the shares of an ETF will be close to their net asset values.

Portfolio Trading and Turnover Rate

The Fund may engage in portfolio trading when considered appropriate, but short-term trading will not be used as the primary means of achieving the Fund’s investment objective. There are no limits on portfolio turnover, and investments may be sold without regard to length of time held when, in the opinion of the Adviser, investment considerations warrant such action. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund that, when distributed to shareholders of the Fund’s shares of common stock (“Common Shareholders”), would be taxable to such shareholders as ordinary income.

The Fund’s portfolio turnover rate for the fiscal years ended November 30, 2020 and November 30, 2019 was 12% and 18%, respectively.

INVESTMENT RESTRICTIONS

The investment objective and the general investment policies and investment techniques of the Fund are described in the Prospectus.

The Fund has adopted certain fundamental investment restrictions that may not be changed without the approval of the holders of a majority of the outstanding voting securities, voting together as a single class, and of the holders of a majority of the outstanding Preferred Shares voting as a separate class. A “majority of the outstanding voting securities” for this purpose means the lesser of (1) 67% or more of the Common Shares and, if issued, preferred stock (“Preferred Shares”) present at a meeting of the shareholders, voting together as single class, if the holders of more than 50% of such shares are present or represented by proxy at the meeting, or (2) more than 50% of the outstanding Common Shares and outstanding Preferred Shares, voting together as a single class. A majority of the Fund’s outstanding Preferred Shares for this purpose is more than half of the outstanding Preferred Shares. For purposes of the restrictions listed below, all percentage limitations apply immediately after acquisition, and any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination or reduction of any security from the Fund’s portfolio. Under its fundamental restrictions:

1. The Fund may not issue senior securities (including borrowing money for other than temporary purposes) except in conformity with the limits set forth in the 1940 Act or pursuant to exemptive relief therefrom; or pledge, mortgage or hypothecate its assets other than to secure such issuances or borrowings or in connection with permitted investment strategies, provided that, notwithstanding the foregoing, the Fund may borrow up to an additional 5% of its total assets for temporary purposes.

2. The Fund may not act as an underwriter of securities issued by other persons, except insofar as the Fund may be deemed an underwriter in connection with the disposition of securities.

3. The Fund may not purchase or sell real estate, except that the Fund may invest in securities of companies that deal in real estate or are engaged in the real estate business, including REITs, and loans and other securities secured by real estate or interests therein, and the Fund may hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund’s ownership of such securities and loans.

19

4. The Fund may not make loans to other persons except through the lending of securities held by it or in connection with permitted investment strategies (but not to exceed a value of one-third of total assets), through the use of repurchase agreements, by the purchase of debt securities and in connection with permitted investment strategies.

5. The Fund may not invest more than 25% of its total assets in securities of issuers in a single industry, except that (i) this limitation will not be applicable to the purchase of Government Securities and (ii) the Fund will invest, under normal market conditions, more than at least 25% of its total assets in the financials sector, which for this purpose is comprised of the bank, thrifts & mortgage finance, diversified financial services, finance, consumer finance, capital markets, asset management & custody, investment banking & brokerage, insurance, insurance brokerage and REIT industries. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries.

6. The Fund may purchase and sell commodities or commodity contracts, including futures contracts, to the maximum extent permitted by law.

With respect to investment restriction number 5, the Fund, for example, could have more than 25% of its total assets in insurance companies, while at other times it could have that portion invested in banks. At all times, though, the Fund would have at least 25% of its total assets invested in the financials sector. In addition, the Fund also may focus its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, and pipelines. The Adviser retains broad discretion to allocate the Fund’s investments as it deems appropriate in light of current market and credit conditions.

The Fund is currently classified as “diversified” under the 1940 Act. In general, this means that the Fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the US Government, its agencies or instrumentalities and securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund can invest more than 5% of its assets in one issuer. Under the 1940 Act, the Fund cannot change its classification from diversified to non-diversified without shareholder approval.

Under the 1940 Act, the Fund is not permitted to issue Preferred Shares if, immediately after such issuance, the liquidation value of the outstanding Preferred Shares exceeds 50% of the Fund’s total assets (including the proceeds from the issuance) less liabilities other than borrowings, including loans from certain financial institutions and/or the issuance of debt securities (collectively, “Borrowings”) (i.e., the value of the Fund’s assets must be at least 200% of the liquidation value of the outstanding Preferred Shares). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund’s assets less liabilities other than Borrowings is at least 200% of such liquidation value after deducting the amount of such dividend or distribution. If the Fund issues Preferred Shares, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain coverage of any Preferred Shares of at least 200%. If the Fund has Preferred Shares outstanding, two of the Fund’s Directors will be elected by the holders of Preferred Shares, voting separately as a class. The remaining Directors of the Fund will be elected by holders of Common Shares and Preferred Shares voting together as a single class. In the event the Fund failed to pay dividends on Preferred Shares for two years, holders of Preferred Shares would be entitled to elect a majority of the Directors of the Fund. See “Description of Shares—Preferred Shares.” The Fund does not currently have any Preferred Shares outstanding.

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Board of Directors. The Directors approve all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund’s agreements with its Adviser, administrator, custodian and transfer agent. The management of the Fund’s day-to-day operations is delegated to its officers, the Adviser and the Fund’s administrator, subject always to the investment objective and policies of the Fund and to the general supervision of the Directors.

20

The Board of Directors is classified, with respect to the time for which Directors severally hold office, into three classes—Class I, Class II and Class III—as nearly equal in number as reasonably possible, with the Directors in each Class to hold office until their successors are elected and qualified. At each succeeding annual meeting of the holders of Common Shares, the successors to the Class of Directors whose terms expire at that meeting shall be elected to hold office for terms expiring at the later of the annual meeting of shareholders held in the third year following the year of their election or the election and qualification of their successors.

21

Biographical Information Pertaining to the Directors

The Directors of the Fund, their addresses, their ages, the length of time served, their principal occupations for at least the past five years, the number of portfolios they oversee within the fund complex, and other directorships held by the Director are set forth below.

Name, Address, and Age	Current Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds In Fund Complex Overseen by Director**	Other Public Company Board Memberships During Past Five Years
NON-INTERESTED DIRECTORS:

Morgan Gust 301 E. Colorado Boulevard Suite 800 Pasadena, CA 91101 Age: 73	Lead Independent Director and Nominating and Governance Committee Chair	Class III Director since inception	Majority owner and Executive Manager of various entities engaged in commercial farming, agriculture and real estate.	5	None

David Gale 301 E. Colorado Boulevard Suite 800 Pasadena, CA 91101 Age: 71	Director	Class II Director since inception	President of Delta Dividend Group, Inc. (investments).	5	None

Karen H. Hogan 301 E. Colorado Boulevard Suite 800 Pasadena, CA 91101 Age: 59	Director and Audit Committee Chair	Class I Director since 2016†	Board Member, IKAR, a non-profit organization; Active Committee Member and Volunteer to several non-profit organizations.	5	None

INTERESTED DIRECTOR and OFFICER:
R. Eric Chadwick(1) 301 E. Colorado Boulevard Suite 800 Pasadena, CA 91101 Age: 45	Director, Chairman of the Board, Chief Executive Officer and President	Class III Director since 2016	Portfolio Manager and President of Flaherty & Crumrine.	5	None

*	The Fund’s Board of Directors is divided into three classes, each class having a term of three years. Each year the term of office of one class expires and the successor or successors elected to such class serve for a three year term. The three year term for each class expires as follows:

Class I Director – three year term expires at the Fund’s 2023 Annual Meeting of Shareholders; director may continue in office until his successor is duly elected and qualifies.

Class II Director – three year term expires at the Fund’s 2021 Annual Meeting of Shareholders; director may continue in office until his successor is duly elected and qualifies.

Class III Directors – three year term expires at the Fund’s 2022 Annual Meeting of Shareholders; directors may continue in office until their successors are duly elected and qualify.

**	Each Director also serves as a Director for Flaherty & Crumrine Preferred and Income Fund, Flaherty & Crumrine Preferred and Income Opportunity Fund, Flaherty & Crumrine Preferred and Income Securities Fund and Flaherty & Crumrine Total Return Fund.
†	Ms. Hogan served as a Class II Director since inception - 2016.
(1)	“Interested person” of the Fund as defined in the 1940 Act. Mr. Chadwick is considered an “interested person” because of his affiliation with Flaherty & Crumrine Incorporated, which acts as the Fund’s investment adviser.

 22

The Board believes that Directors should have the ability to critically review, evaluate, question and discuss information provided to them, and interact effectively with Fund management, service providers and counsel. The Board believes that their members satisfy this standard. Experience relevant to having this ability may be achieved through a Director’s educational background; business, professional training or practice (e.g., accounting or law); public service or academic positions; experience from service as a board member (including the Board of the Fund) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. The charter for the Board’s Nominating and Governance Committee (the “Nominating Committee”) contains certain other factors considered by the Nominating Committee in identifying and evaluating potential Director nominees. To assist them in evaluating matters under federal and state law, the Independent Directors (defined below) are counseled by their own independent legal counsel, who participates in Board meetings and interacts with Flaherty & Crumrine, and may also benefit from information provided by the Fund’s and Flaherty & Crumrine’s counsel. Both counsel to the Independent Directors and counsel to the Fund and Flaherty & Crumrine have significant experience advising funds and fund directors. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

●	R. Eric Chadwick – Mr. Chadwick was appointed as a Director and Chair of the Board of the Fund in January 2016. Mr. Chadwick has been the President of the Fund since April 2015 and, previously, the Chief Financial Officer since its inception. Mr. Chadwick is also the President of Flaherty & Crumrine and serves as a portfolio manager of other closed-end funds advised by Flaherty & Crumrine.

●	David Gale – In addition to his tenure as a Director of the Fund, Mr. Gale has been President and Chief Executive Officer of Delta Dividend Group, Inc., a San Francisco-based investment management firm, since 1992. Prior to joining Delta Dividend Group, Inc., Mr. Gale was a Principal with Morgan Stanley from 1983 to 1990, and a Managing Director of Lehman Brothers Holdings Inc. from 1990 to 1992. Mr. Gale previously served as a director of Emmis Communications.

●	Morgan Gust – In addition to his tenure as a Director of the Fund, Mr. Gust is a majority owner and executive manager of various entities engaged in commercial farming, agriculture and real estate. From 1990 to 2007, Mr. Gust served in various capacities, including President, Executive Vice President, General Counsel and Corporate Secretary of Giant Industries, Inc., a NYSE-listed public company engaging in petroleum refining and marketing. Mr. Gust previously served as lead director of CoBiz Financial, Inc., a publicly traded bank holding company. He is also a member of the Arizona State Bar. Mr. Gust was designated the Lead Independent Director of the Fund in October 2016. He also serves as the Chair of the Nominating Committee of the Fund’s Board.

●	Karen H. Hogan – In addition to her tenure as a Director of the Fund, Ms. Hogan serves on the Board of IKAR, a non-profit organization, and as a committee member and active volunteer of several charitable and non-profit organizations. From 1985 to 1997, Ms. Hogan served as Senior Vice President of Preferred Stock Origination, and previously Vice President of New Product Development, at Lehman Brothers Holdings Inc. Ms. Hogan also served as a director, member and chair of the Audit Committee of New World Coffee, Inc. Ms. Hogan currently serves as Chair of the Audit Committee of the Fund’s Board.

Board Composition and Leadership Structure

The 1940 Act requires that at least 40% of the Fund’s Directors not be “interested persons” (as defined in the 1940 Act) of the Fund, and therefore not affiliated with Flaherty & Crumrine (“Independent Directors”). To rely on certain exemptive rules under the 1940 Act, a majority of the Fund’s Directors must be Independent Directors and, for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Directors. The Board is currently composed of four members, three of whom are Independent Directors. The Chair of the Board is an interested person of the Fund. The three Independent Directors interact directly with the Chair and other senior management of Flaherty & Crumrine at scheduled meetings and between meetings as appropriate. Independent Directors have been designated to chair the Audit Committees and the Nominating Committees. The Board of the Fund has appointed Mr. Morgan Gust as the Lead Independent Director. The Board has determined that their leadership structures and composition, in which the Chair of the Board is an “interested person” of the Fund, the Fund has a Lead Independent Director and 75% of the Directors are Independent Directors, are appropriate in light of the services that Flaherty & Crumrine provides to the Fund.

 23

Board’s Role in Fund Governance

Board’s Oversight Role in Management. The Board’s role in management of the Fund is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Fund, primarily Flaherty & Crumrine, have responsibility for the day-to-day management of the Fund, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of their oversight, the Board, acting at its scheduled meetings, or the Chair, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Fund’s and Flaherty & Crumrine’s Chief Compliance Officer and portfolio management personnel. The Board’s Audit Committee (which consist of all the Independent Directors) meet during their scheduled meetings, and between meetings the Chair of the Audit Committee maintains contact, with the Fund’s independent registered public accounting firm and the Fund’s Chief Financial Officer. The Board also receives periodic presentations from senior personnel of Flaherty & Crumrine regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas, such as business continuity, personal trading, valuation and credit. The Board has adopted policies and procedures designed to address certain risks to the Fund. In addition, Flaherty & Crumrine and other service providers to the Fund have adopted a variety of policies, procedures and controls designed to address particular risks to the Fund. Different processes, procedures and controls are employed with respect to different types of risks. However, it is not possible to eliminate all of the risks applicable to the Fund. The Board also receives reports from counsel to the Fund and Flaherty & Crumrine and the Independent Directors’ own independent legal counsel regarding regulatory, compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Fund’s investments or activities.

Audit Committee. The role of the Fund’s Audit Committee is to assist the Board of Directors in its oversight of: (i) the integrity of the Fund’s financial statements and the independent audit thereof; (ii) the Fund’s accounting and financial reporting policies and practices, and its internal control over financial reporting; (iii) the Fund’s compliance with legal and regulatory requirements; and (iv) the independent auditor’s qualifications, independence and performance. The Fund’s Audit Committee is also required to prepare an audit committee report pursuant to applicable laws and regulations for inclusion in the Fund’s annual proxy statement. The Audit Committee operates pursuant to a charter (the “Audit Committee Charter” or “Charter”) that was most recently reviewed and approved by the Board of Directors of each Fund on January 20, 2021, and which is available at www.preferredincome.com. As set forth in the Charter, Fund management is responsible for the (i) preparation, presentation and integrity of the Fund’s financial statements, (ii) maintenance of appropriate accounting and financial reporting principles and policies and (iii) maintenance of internal controls and procedures designed to assure compliance with accounting standards and applicable laws and regulations. The Fund’s independent registered public accounting firm is responsible for planning and carrying out proper audits and reviews of the Fund’s financial statements and expressing an opinion as to their conformity with accounting principles generally accepted in the United States of America. The Audit Committee of the Fund met 4 times during the fiscal year ended November 30, 2020.

Nominating Committee. The Board of Directors has a Nominating Committee composed entirely of the Fund’s Independent Directors who are also “independent” (as such term is defined by the NYSE Listing Standards), namely Ms. Hogan and Messrs. Gale and Gust. The Nominating Committee of the Fund met 2 times during the fiscal year ended November 30, 2020.

The Nominating Committee of the Fund is responsible for identifying individuals believed to be qualified to become Board members; for recommending to the Board such nominees to stand for election as Directors at the Fund’s annual meeting of shareholders and to fill any vacancies on the Board; and for overseeing the Board’s governance practices. The Fund’s Nominating Committee has a charter which is available on its website, www.preferredincome.com.

 24

The Fund’s Nominating Committee believes that it is in the best interest of the Fund and its shareholders to obtain highly qualified candidates to serve as members of the Board. The Nominating Committee has not established a formal process for identifying candidates where a vacancy exists on the Board. In nominating candidates, the Nominating Committee shall take into consideration such factors as it deems appropriate, including educational background; business, professional training or practice (e.g., accounting or law); public service or academic positions; experience from service as a board member (including the Board of the Fund) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and other life experiences. The Fund’s Nominating Committee may consider whether a potential nominee’s professional experience, education, skills and other individual qualities and attributes, including gender, race or national origin, would provide beneficial diversity of skills, experience or perspective to the Board’s membership and collective attributes. The Fund’s Nominating Committee will consider Director candidates recommended by shareholders and submitted in accordance with applicable law and procedures.

Director Share Ownership

Set forth in the table below is the dollar range of equity securities in the Fund and the aggregate dollar range of equity securities in the Flaherty & Crumrine Fund Complex beneficially owned by each Director.

Aggregate Dollar Range of Equity
Securities in All Registered Investment
Name of	Dollar Range of Equity	Companies Overseen by Director in Family
Director	Securities Held in the Fund*(1)	of Investment Companies*(2)
NON-INTERESTED DIRECTORS:
Morgan Gust	D	E
David Gale	C	E
Karen H. Hogan	C	E
INTERESTED DIRECTOR:
R. Eric Chadwick	E	F

*	Key to Dollar Ranges
A.	None
B.	$1 - $10,000
C.	$10,001 -$50,000
D.	$50,001 - $100,000
E.	over $100,000
All Common Shares were valued as of December 31, 2020.

(1)	This information has been furnished by each Director as of December 31, 2020. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(2)	The Directors and executive officers of each Fund, as a group, own less than 1% of each Fund as of December 31, 2020.

Compensation of Directors

Each Director of the Fund who is not a director, officer or employee of Flaherty & Crumrine or any of its affiliates receives from the Fund a fee of $9,000 per annum plus $750 for each in-person Board or Audit Committee meeting attended, $500 for each in-person Nominating Committee meeting attended, and $250 for each telephone meeting attended. In addition, the Audit Committee Chair receives from the Fund an annual fee of $3,000. Each Director of the Fund is reimbursed for travel and out-of-pocket expenses associated with attending Board and committee meetings. During the fiscal year ended November 30, 2020, the Board of Directors for the Fund held 6 meetings (2 of which were telephone meetings). The aggregate remuneration paid to the Directors of the Fund for the fiscal year ended November 30, 2020 is set forth below:

Annual Directors Fees	Board Meeting and Committee Meeting Fees	Travel and Out-of-Pocket Expenses*
$27,000	$25,500	$902

* Includes reimbursement for travel and out-of-pocket expenses for both “interested” and Independent Directors.

 25

The following table sets forth additional information regarding the compensation of the Fund’s Directors for the fiscal year ended November 30, 2020. No executive officer or person affiliated with the Fund received compensation from the Fund during the fiscal year ended November 30, 2020 in excess of $60,000. Directors and executive officers of the Fund do not receive pension or retirement benefits from the Fund.

Name of Person and Person	Aggregate Compensation from the Fund	Total Compensation from the Fund Complex Paid to Directors*
R. Eric Chadwick	$0	$0 (5)
Director, Chair of the Board, Chief Executive Officer and President

Morgan Gust	$16,500	$82,500 (5)
Lead Independent Director, Nominating Committee Chair

David Gale	$16,500	$82,500 (5)
Director

Karen H. Hogan	$19,500	$97,500 (5)
Director, Audit Committee Chair

*	Represents the total compensation paid for the fiscal year ended November 30, 2020 to such persons by the funds which are considered part of the same “fund complex” because they have a common adviser. The parenthetical number represents the total number of investment company directorships held by the Directors in the Fund Complex as of November 30, 2020.

 26

Information Pertaining to the Officers

The officers of the Fund (except for Mr. Chadwick), their addresses, their ages, the length of time served, and their principal occupations for at least the past five years are set forth below.

Name, Address, and Age	Current Position(s) Held with Fund	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years
OFFICERS:

Chad C. Conwell 301 E. Colorado Boulevard Suite 800 Pasadena, CA 91101 Age: 48	Chief Compliance Officer, Vice President and Secretary	Since Inception	Executive Vice President, Chief Compliance Officer and Chief Legal Officer of Flaherty & Crumrine

Bradford S. Stone 47 Maple Street Suite 403 Summit, NJ 07901 Age: 61	Chief Financial Officer, Vice President and Treasurer	Since Inception	Portfolio Manager and Executive Vice President of Flaherty & Crumrine

Roger Ko 301 E. Colorado Boulevard Suite 800 Pasadena, CA 91101 Age: 46	Assistant Treasurer	Since 2014	Trader of Flaherty & Crumrine

Laurie C. Lodolo 301 E. Colorado Boulevard Suite 800 Pasadena, CA 91101 Age: 57	Assistant Compliance Officer, Assistant Treasurer and Assistant Secretary	Since Inception	Assistant Compliance Officer and Secretary of Flaherty & Crumrine

Linda M. Puchalski 301 E. Colorado Boulevard Suite 800 Pasadena, CA 91101 Age: 64	Assistant Treasurer	Since Inception	Administrator of Flaherty & Crumrine

*	Each officer serves until his or her successor is elected and qualifies or until his or her earlier resignation or removal.

With the exception of the Chief Compliance Officer (the “CCO”), executive officers receive no compensation from the Fund. The Fund compensates the CCO for his services as its CCO.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Except as noted below in the table, to the Fund’s knowledge, no persons owned of record 5% or more of any class of Common Shares of the Fund. The following information is provided as of March 31, 2021. A shareholder who beneficially owns 25% or more of the Fund is presumed to control the Fund and such shareholders will be able to affect the outcome of matters presented for a vote of the Fund’s shareholders. Persons controlling the Fund may be able to determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the Fund’s Investment Advisory Agreement with the Adviser.

Name and Address of		Percent of
Record Owner	Title of Class	Class
Cede & Co.*	Common Shares	99.96%
Depository Trust Company
55 Water Street, 25th Floor
New York, New York 10041

* A nominee partnership of The Depository Trust Company.

As of March 31, 2021, the Directors and officers, as a group, owned less than 1% of the Common Shares of the Fund.

 27

INVESTMENT MANAGEMENT AND OTHER SERVICES

Adviser

Flaherty & Crumrine Incorporated serves as the investment adviser to the Fund, and its business address is 301 E. Colorado Boulevard, Suite 800, Pasadena, California 91101. The Adviser was formed in 1983 to specialize in the management of preferred securities portfolios. The Adviser also manages the assets of four other closed-end investment companies registered under the 1940 Act and listed on the NYSE. The Adviser also subadvises the assets of Destra Flaherty & Crumrine Preferred and Income Fund, an open-end investment company registered under the 1940 Act, Flaherty & Crumrine Investment Grade Preferred Income Fund, an investment trust registered in Canada, and Brompton Flaherty & Crumrine Investment Grade Preferred ETF, an investment trust registered in Canada. The Adviser also manages portfolios of preferred securities for U.S. and foreign institutions, including insurance companies, nuclear decommissioning trusts, and non-profits. As of November 30, 2020 the Adviser had approximately $4.5 billion in assets under management. The Adviser is an independently owned, California corporation.

Under its Investment Advisory Agreement with the Fund, the Adviser furnishes a continuous investment program for the Fund’s portfolio, makes the day-to-day investment decisions for the Fund, executes the purchase and sale orders for the portfolio transactions of the Fund and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of Directors of the Fund.

The Adviser also provides the Fund with such personnel as the Fund may from time to time request for the performance of clerical, accounting and other office services, such as coordinating matters with the administrator, the transfer agent and the custodian. The personnel rendering these services, who may act as officers of the Fund, may be employees of the Adviser or its affiliates.

The Fund pays the Adviser a monthly fee for its advisory services equal to an annual rate of 0.575 of 1.00% on the first $200 million of the Fund’s average daily Managed Assets, and 0.50 of 1.00% on the Fund’s average daily Managed Assets above $200 million. In addition to the monthly management fee, the Fund pays all other costs and expenses of its operations, other than those that other parties have agreed to bear. The expenses borne by the Fund include taxes, interest, brokerage costs and commissions and stock exchange fees; fees of directors of the Fund who are not officers, directors or employees of the Adviser (provided that the Fund shall reimburse the Adviser for the travel and out-of-pocket expenses or an appropriate portion thereof of directors, officers and employees of the Adviser in connection with attendance at meetings of the Board of Directors or committee thereof); SEC fees; state Blue Sky qualification fees; charges of the custodian, any subcustodians and transfer and dividend-paying agent; expenses in connection with the Dividend Reinvestment and Cash Purchase Plan; insurance premiums; outside auditing and legal expenses; costs of maintenance of the Fund’s existence; costs attributable to investor services, including, without limitation, fees to the Fund’s shareholder servicing agent, telephone and personnel expenses; costs of printing stock certificates; costs of shareholders’ reports and meetings of the shareholders of the Fund and of the officers or Board of Directors of the Fund; membership fees in trade associations; stock exchange listing fees and expenses; expenses in connection with the offering and sale of any Common Shares or Preferred Shares proposed to be issued by the Fund, including in each case travel related expenses of service providers; litigation and other extraordinary or non-recurring expenses.

The table below sets forth information about the total management fees paid by the Fund to the Adviser, and the amounts waived by the Adviser, for the periods indicated:

Fiscal Year Ended November 30,	Paid to the Adviser	Waived by the Adviser
2020	$3,789,140	$0
2019	$3,792,267	$0
2018	$3,811,632	$0

 28

Portfolio Managers

R. Eric Chadwick and Bradford S. Stone jointly serve as the Portfolio Managers of the Fund.

Other Accounts Managed by Portfolio Managers. The tables below illustrate other accounts where each of the above-mentioned two Portfolio Managers has significant day-to-day management responsibilities as of November 30, 2020:

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets (mm)	# of Accounts Managed for which Advisory Fee is Based on Performance

R. Eric Chadwick	Other Registered Investment Companies:	5	$2,432	0
	Other Pooled Investment Vehicles:	2	$123	0
	Other Accounts:	12	$1,244	0

Bradford S. Stone	Other Registered Investment Companies:	5	$2,432	0
	Other Pooled Investment Vehicles:	2	$123	0
	Other Accounts:	12	$1,244	0

Potential Conflicts of Interest. In addition to the Fund, the Portfolio Managers jointly manage accounts for four other closed-end funds, one mutual fund, two Canadian funds and other institutional clients. As a result, potential conflicts of interest may arise as follows:

●	Allocation of Limited Time and Attention. The Portfolio Managers may devote unequal time and attention to the management of all accounts. As a result, the Portfolio Managers may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if they were to devote substantially more attention to the management of one account.

●	Allocation of Limited Investment Opportunities. If the Portfolio Managers identify an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among other accounts.

●	Pursuit of Differing Strategies. At times, the Portfolio Managers may determine that an investment opportunity may be appropriate for only some accounts or may decide that certain of these accounts should take differing positions (i.e., may buy or sell the particular security at different times or the same time or in differing amounts) with respect to a particular security. In these cases, the Portfolio Manager may place separate transactions for one or more accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment of one or more other accounts.

●	Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the Portfolio Manager differ among accounts. While the Adviser only charges fees based on assets under management and does not receive a performance fee from any of its accounts, and while it strives to maintain uniform fee schedules, it does have different fee schedules based on the differing advisory services required by some accounts. Consequently, though the differences in such fee rates are slight, the Portfolio Managers may be motivated to favor certain accounts over others. In addition, the desire to maintain assets under management or to derive other rewards, financial or otherwise, could influence the Portfolio Managers in affording preferential treatment to those accounts that could most significantly benefit the Adviser.

The Adviser and the Fund have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and prevent every situation in which an actual or potential conflict may arise.

 29

Portfolio Manager Compensation. Compensation is paid solely by the Adviser. Each Portfolio Manager receives the same fixed salary. In addition, each Portfolio Manager receives a bonus based on peer reviews of his performance and the total net investment advisory fees received by Flaherty & Crumrine Incorporated (which are in turn based on the value of its assets under management). The Portfolio Managers do not receive deferred compensation, but participate in a profit-sharing plan available to all employees of the Adviser; amounts are determined as a percentage of the employee’s eligible compensation for a calendar year based on IRS limitations. Each Portfolio Manager is also a shareholder of Flaherty & Crumrine Incorporated and receives quarterly dividends based on his equity interest in the company.

Securities Ownership. The following indicates the dollar range of beneficial ownership of Common Shares by each Portfolio Manager as of November 30, 2020:

Name	Dollar Range of Common Shares of the Fund Beneficially Owned*
R. Eric Chadwick	$500,001 to $1,000,000
Bradford S. Stone	$500,001 to $1,000,000

*Does not include 4,198 Common Shares held by Flaherty & Crumrine Incorporated of which each Portfolio Manager is a shareholder.

Administrative and Investor Support Services

The Bank of New York Mellon (“BNY Mellon”), serves as the Fund’s administrator (the “Administrator”). The Administrator calculates the net asset value of the Fund’s Common Shares and generally assists in all aspects of the Fund’s administration and operation. As compensation for the Administrator’s services, the Fund pays the Administrator an aggregate monthly fee at the annual rate of: 0.10% of the first $200 million of the Fund’s average daily total managed assets, 0.04% of the next $300 million of the Fund’s average daily total managed assets, 0.03% of the next $500 million of the Fund’s average daily total managed assets and 0.02% of the Fund’s average daily total managed assets over $1 billion. For purposes of calculating such fee, the Fund’s total managed assets means the total assets of the Fund (including any assets attributable to any Preferred Shares that may be outstanding or otherwise attributable to the use of leverage) minus the sum of accrued liabilities (other than debt, if any, representing financial leverage).

Destra Capital Advisors LLC (“Destra” or the “Servicing Agent”) serves as the shareholder servicing agent and provides investor support services in connection with the on-going operation of the Fund. Such services include providing ongoing contact with respect to the Fund and its performance with financial advisors that are representatives of broker-dealers and other financial intermediaries, and communicating with the stock exchange specialist for the Common Shares and with the closed-end fund analyst community regarding the Fund on a regular basis.

The Fund pays the Servicing Agent a fee computed and paid monthly at the annual rate of 0.075% of the Fund’s Average Net Assets. For these purposes, “Average Net Assets” are the average daily net assets available to the Common Shareholders.

Transfer Agent and Custodian

BNY Mellon Investment Servicing (US) Inc., whose principal business address is 4400 Computer Drive, Westborough, MA 01581, serves as the Fund’s transfer agent, dividend disbursing agent and registrar (“Transfer Agent”).

The Bank of New York Mellon, whose principal business address is One Wall Street, New York, New York 10286, has been retained to act as the custodian (the “Custodian”) of the Fund’s investments.

Neither The Bank of New York Mellon nor BNY Mellon Investment Servicing (US) Inc. has any part in deciding the Fund’s investment policies or which securities are to be purchased or sold for the Fund’s portfolio.

The Custodian and Transfer Agent have no part in deciding the Fund’s investment policies or which securities are to be purchased or sold for the Fund’s portfolio.

 30

Code of Ethics

The Fund and the Adviser have adopted codes of ethics under Rule 17j-1 under the 1940 Act, which permit the officers and directors of the Fund and the employees of the Adviser to invest in securities, including securities that may be purchased or held by the Fund. The code of ethics is available on the EDGAR Database on the SEC’s web site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

PROXY VOTING

The Fund’s Board of Directors has delegated to the Adviser the responsibility for voting proxies on behalf of the Fund, and has determined that the Adviser will vote proxies with respect to those portfolio securities for which it has investment responsibility. A summary of the Adviser’s Proxy Voting Policies and Procedures is set forth in Appendix A.

The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filings are available (i) without charge, upon request, by calling the Fund toll-free at 1-866-351-7446 and (ii) on the SEC’s website (http://www.sec.gov).

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the supervision of the Directors, decisions to buy and sell securities for the Fund and negotiation of its brokerage commission rates are made by the Adviser. Transactions on U.S. stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the OTC market but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees.

In selecting a broker to execute each particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. Subject to such policies and procedures as the Directors may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker that provides research services to the Adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the Adviser’s ongoing responsibilities with respect to the Fund. Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the Adviser and its affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Adviser’s expenses, it is not possible to estimate its value and in the opinion of the Adviser it does not reduce the Adviser’s expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interests of the Fund and its shareholders. The Adviser may also take into account payments made by brokers effecting transactions for the Fund to other persons on behalf of the Fund for services provided to it for which it would be obligated to pay (such as custodial and professional fees).

 31

Information about the brokerage commissions paid by the Fund, including commissions paid to affiliates, for the last three fiscal years, is set forth in the following table:

Fiscal Year Ended November 30,	Aggregate Brokerage Commissions Paid	Commissions Paid to Affiliates
2020	$0	$0
2019	$0	$0
2018	$474	$0

For the fiscal year ended November 30, 2020, the brokerage commissions paid to affiliates by the Fund represented 0% of the aggregate brokerage commissions paid and involved 0% of the dollar amount of transactions involving payment of commissions during the year.

The following table shows the dollar amount of brokerage commissions paid to brokers for providing third-party research services and the approximate dollar amount of the transactions involved for the fiscal year ended November 30, 2020. The provision of third-party research services was not necessarily a factor in the placement of all brokerage business with such brokers.

Amount of Commissions Paid to Brokers for Providing Research Services	Amount of Brokerage Transactions Involved
$0	$0

As of November 30, 2020, the Fund held no securities of its “regular brokers or dealers” (as defined in Rule 10b-1 under the 1940 Act) whose shares were purchased during the fiscal year ended November 30, 2020.

DETERMINATION OF NET ASSET VALUE

The Fund determines the net asset value of its shares each day that the NYSE is open for trading. Net asset value of the Common Shares is computed by dividing the value of all assets of the Fund (including accrued interest and dividends and current and deferred income tax assets), less all liabilities (including accrued expenses, distributions payable, any Borrowings, and liabilities under Reverse Repurchase Agreements) and less the liquidation preference of any outstanding Preferred Shares, by the total number of Common Shares outstanding.

For purposes of determining the net asset value per share of the Fund, securities principally traded on any exchange or similar regulated market reporting contemporaneous transaction prices are valued, except as indicated below, at the last sale price reflected on such principal market on the business day as of which such value is being determined as reported by sources as the Fund’s Board of Directors deem appropriate. If there has been no sale on such day, the securities are valued at the mean of the bid and asked prices on such day, or if no asked price is available, the bid price may be used. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Fund’s Board of Directors shall determine in good faith to reflect its fair market value.

Readily marketable securities not traded principally on an exchange or similar regulated market, including listed securities or other assets whose primary market is believed by the Adviser to be OTC, are valued at the mean of the bid and asked prices as reported by sources as the Fund’s Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price.

The Fund’s preferred and debt securities and similar income producing securities (such as CoCos) are valued on the basis of current market quotations provided by independent pricing services or dealers approved by the Board of the Fund. Each quotation is based on the mean of the bid and asked prices of a security. In determining the value of a particular preferred or debt security, a pricing service or dealer may use information with respect to transactions in such investments, quotations, market transactions in comparable investments, various relationships observed in the market between investments, and/or calculated yield measures based on valuation technology commonly employed in the market for such investments. Common stocks that are traded on stock exchanges are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available mean price. Futures contracts and option contracts on futures contracts are valued on the basis of the settlement price for such contracts on the primary exchange on which they trade. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon (“swaptions”), are valued using prices supplied by a pricing service, or if such prices are unavailable, prices provided by a single broker or dealer that is not the counterparty or, if no such prices are available, at a price at which the counterparty to the contract would repurchase the instrument or terminate the contract. Any interest rate swap transaction that the Fund enters into may, depending on the applicable interest rate environment, have a positive or negative value for purposes of calculating net asset value. Any cap transaction that the Fund enters into may, depending on the applicable interest rate environment, have no value or a positive value. In addition, accrued payments to the Fund under such transactions will be assets of the Fund and accrued payments by the Fund will be liabilities of the Fund.

 32

Investments in money market instruments and all debt and preferred securities which mature in 60 days or less are valued at amortized cost, provided such amount approximates market value. Investments in money market funds are valued at the net asset value of such funds.

Investments for which market quotations are not readily available or for which management determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by or under the direction of and pursuant to procedures approved by the Board of the Fund, including reference to valuations of other securities which are comparable in quality, maturity and type. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security or asset is suspended, the exchange on which the security or asset is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security or asset is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security or asset on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities or assets, information relating to the specific security or asset and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of the Fund’s Common Shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Because the Fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Fund does not price its Common Shares, the value of securities held in the Fund may change on days when you will not be able to purchase or sell such Common Shares on the NYSE.

REPURCHASE OF SHARES

The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead the Fund’s Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, price, dividend stability, relative demand for and supply of such shares in the market, market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Fund’s Board of Directors may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of the Common Shares, which may include the repurchase of such shares in the open market, private transactions, the making of a tender offer for such shares at net asset value, or the conversion of the Fund to an open-end investment company. The Board of Directors may not decide to take any of these actions. During the pendency of a tender offer, the Fund will publish how Common Shareholders may readily ascertain the net asset value. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount.

Subject to its investment limitations, the Fund may use the accumulation of cash to finance repurchase of its Common Shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund’s income. Any share repurchase, tender offer or borrowing that might be approved by the Board of Directors would have to comply with the Exchange Act and the 1940 Act and the rules and regulations under each of those Acts.

 33

Although the decision to take action in response to a discount from net asset value will be made by the Board of Directors at the time it considers the issue, it is the Board’s present policy, which may be changed by the Board, not to authorize repurchases of Common Shares or a tender offer for such shares if (1) such transactions, if consummated, would (a) result in delisting of the Common Shares from the NYSE, or (b) impair the Fund’s status as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund’s investment objective and policies in order to repurchase shares; or (3) there is, in the Board’s judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the NYSE, (c) declaration of a banking moratorium by Federal or state authorities or a suspension of payment by U.S. banks in which the Fund invests, (d) material limitation affecting the Fund or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by institutions or on the exchange of foreign currency, (e) commencement of armed hostilities or other international or national calamity directly or indirectly involving the United States, or material escalation of ongoing conflicts or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board may in the future modify these conditions in light of experience.

The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below net asset value will result in the Fund’s shares trading at a price equal to their net asset value. Nevertheless, the fact that the shares may be the subject of repurchase or tender offers at net asset value from time to time, or that the Fund may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

In addition, a purchase by the Fund of its Common Shares will decrease the Fund’s total assets which would likely have the effect of increasing the Fund’s expense ratio. Any purchase by the Fund of its Common Shares at a time when Preferred Shares are outstanding will increase the leverage applicable to the outstanding Common Shares then remaining.

Before deciding whether to take any action, the Fund’s Board of Directors would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund’s portfolio, the impact of any action on the Fund or its shareholders and market considerations. Based on the considerations, even if the Fund’s shares should trade at a discount, the Board may determine that, in the interest of the Fund and its shareholders, no action should be taken.

TAXATION

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a Common Shareholder that acquires, holds and/or disposes of Common Shares of the Fund, and reflects provisions of the Code, existing Treasury regulations, rulings published by the Internal Revenue Service (“IRS”), and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice. There may be other tax considerations applicable to particular investors, such as insurance companies, financial institutions, partnerships or other pass-through entities, tax-deferred retirement plans, broker-dealers, persons subject to the alternative minimum tax, persons that will hold Common Shares as part of a straddle or other integrated transaction and foreign shareholders (defined below). In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes. The following discussion assumes that Common Shares are held as capital assets for U.S. federal income tax purposes. Common Shareholders should consult their own tax advisers regarding their particular situation and the possible application of U.S. federal, state, local, foreign or other tax laws.

 34

Taxation of the Fund

The Fund has elected to be treated as a RIC under Subchapter M of the Code and intends each year to qualify and to be eligible to be treated as such. In order to qualify for the special tax treatment accorded RICs and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets consists of cash and cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code Section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

If the Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to U.S. federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a RIC accorded special tax treatment for such year, the Fund would be subject to tax on its taxable income at corporate rates (even if such income were distributed to shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the DRD in the case of corporate shareholders and may be eligible to be treated as QDI in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment.

 35

The Fund intends to distribute, at least annually, to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any) and its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). Any taxable income including any net capital gain retained by the Fund will be subject to tax at the Fund level at regular corporate rates. In the case of net capital gain, the Fund is permitted to designate the retained amount as undistributed capital gain in a timely notice to its shareholders who would then, in turn, be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund would be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The Fund is not required to, and there can be no assurance the Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

If the Fund were to fail to distribute in a calendar year at least an amount generally equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income recognized for the one-year period ending October 31 of such year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a RIC’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year (or November 30 or December 31 of that year if the RIC is permitted to elect and so elects) generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. The Fund intends generally to make distributions sufficient to avoid the imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against the Fund’s net investment income. Instead, potentially subject to certain limitations, the Fund may carry forward net capital losses from any taxable year to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

The Fund may carry net capital losses forward to one or more subsequent taxable years without expiration. The Fund must apply such carryforwards first against gains of the same character. The Fund’s available capital loss carryforwards, if any, will be set forth in its annual shareholder report for each fiscal year.

Distributions

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter the Fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards) that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions from capital gains are generally made after applying any available capital loss carryovers. Long-term capital gain rates applicable to individuals are 20%, 15% or 0% depending on whether their taxable income each year exceeds certain inflation-adjusted income thresholds. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions of investment income reported by the Fund as derived from QDI will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level (as described in more detail below).

 36

A 3.8% Medicare contribution tax applies to the net investment income of certain individuals, trusts and estates to the extent their modified adjusted gross income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the Fund.

If the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Distributions in excess of the Fund’s minimum distribution requirements but not in excess of the Fund’s earnings and profits will be taxable to shareholders and will not constitute nontaxable returns of capital.

Distributions are taxable as described herein whether shareholders receive them in cash or reinvest them in additional shares. A shareholder whose distributions are reinvested in shares under the Fund’s Dividend Reinvestment and Cash Purchase Plan generally will be treated as having received a dividend equal to either (i) if the shares are trading below net asset value, the amount of cash allocated to the shareholder for the purchase of shares on its behalf in the open market, or (ii) if shares are trading at or above net asset value, generally the fair market value of the new shares issued to the shareholder.

A dividend paid to shareholders in January generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

Distributions on the Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of the Fund’s shares below the shareholder’s cost basis in those shares. As described above, the Fund is required to distribute realized income and gains regardless of whether the Fund’s net asset value also reflects unrealized losses.

As required by federal law, detailed U.S. federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

In order for some portion of the dividends received by a Fund shareholder to be QDI that is eligible for taxation at long-term capital gain rates, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. In general, a dividend will not be treated as QDI (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

 37

In general, distributions of investment income reported by the Fund as derived from QDI will be treated as QDI in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.

If the aggregate qualified dividends received by the Fund during a taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as QDI.

Fund distributions to its shareholders that the Fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Between 2018 and 2025, non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a RIC from REITs, to the extent such dividends are properly reported as such by the RIC in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholders receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

In general, dividends of net investment income received by corporate shareholders of the Fund will qualify for the 50% DRD generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a dividend eligible for the DRD (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the DRD may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of various provisions of the Code (for instance, the DRD is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

Any distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute QDI to individual shareholders and will not be eligible for the DRD for corporate shareholders.

Sale or Exchange of Fund Shares

The sale or exchange of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares.

 38

Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

From time to time, the Fund may make a tender offer for its Common Shares. It is expected that the terms of any such offer will require a tendering shareholder to tender all Common Shares held, or considered under certain attribution rules of the Code to be held, by such shareholder. Shareholders who tender all Common Shares held, or considered to be held, by them and do not hold (directly or by attribution) any other Fund shares (namely, Preferred Shares, if any such shares of the Fund are outstanding) will be treated as having sold their shares and generally will realize a capital gain or loss. If a shareholder tenders fewer than all of its Common Shares, or continues to hold (directly or by attribution) other Fund shares (Preferred Shares, if any such shares of the Fund are outstanding), such shareholder may be treated as having received a taxable dividend upon the tender of its Common Shares. In such a case, there is a risk that non-tendering shareholders whose interests in the Fund increase as a result of such tender will be treated as having received a taxable distribution from the Fund. The extent of such risk will vary depending upon the particular circumstances of the tender offer, in particular whether such offer is a single and isolated event or is part of a plan for periodically redeeming the Common Shares of the Fund; if isolated, any such risk is likely remote. If the Fund repurchases Common Shares on the open market, such that a selling shareholder would have no specific knowledge that he or she is selling his or her shares to the Fund, it is less likely that shareholders whose percentage share interests in the Fund increase as a result of any such open-market sale will be treated as having received a taxable distribution from the Fund.

To the extent that the Fund recognizes net gains on the liquidation of portfolio securities to meet such tenders or other repurchases of Fund shares, the Fund will be required to make additional distributions to its Common Shareholders.

Nature of Fund’s Investments

Certain of the Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) convert dividends that would otherwise constitute QDI into ordinary income, (ii) treat dividends that would otherwise be eligible for the DRD as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert long-term capital gain into short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash, (vii) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (viii) adversely alter the characterization of certain complex financial transactions and (ix) produce income that will not be qualifying income for purposes of the 90% gross income requirement that applies to RICs.

Original Issue Discount Securities

Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by the Fund will be treated as debt obligations that are issued with original issue discount (“OID”). Generally, the amount of the OID is treated as interest income and is included in the Fund’s income (and required to be distributed by the Fund) over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, the Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

 39

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by the Fund may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price). The Fund will be required to include the OID or acquisition discount in income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which OID or acquisition discount accrues, and thus is included in the Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by disposition of portfolio securities including at a time when it may not be advantageous to do so. These dispositions may cause the Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such securities.

A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the corporate DRD to the extent attributable to the deemed dividend portion of such OID.

Certain Higher-Risk and High-Yield Securities

Investments in debt obligations that are at risk of or are in default present special tax issues for the Fund. The tax rules are not entirely clear on the treatment of such debt obligations, including as to whether and to what extent the Fund should recognize market discount on the debt obligations, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities, and how the Fund should allocate payments received on obligations in default between principal and interest. These and other related issues will be addressed by the Fund as part of the Fund’s efforts to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Investment in Non-U.S. Securities

Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries, which may entitle the Fund to a reduced rate of, or exemption from, taxes on such income. If more than 50% of the value of the Fund’s total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Fund may elect to “pass through” to the Fund’s shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his or her pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his or her pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his or her pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. In certain circumstances, a shareholder that (i) has held shares of the Fund for less than a specified minimum period during which it is not protected from risk of loss or (ii) is obligated to make payments related to the dividends will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares. Additionally, the Fund must also meet this holding period requirement with respect to its foreign stocks and securities in order for “creditable” taxes to flow-through. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-exempt accounts (including individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. If the Fund does not meet the requirements described above or elects not to pass through foreign taxes, the Fund will not be able to pass through foreign taxes paid by the Fund to its shareholders. Each shareholder should consult his or her own tax adviser regarding the potential application of foreign tax credits.

 40

Passive Foreign Investment Company

Equity investments by the Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, in certain circumstances the Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as QDI.

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Options and Hedging Transactions

In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund otherwise terminates the option (e.g., through a closing transaction). If a call option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of the Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

Certain covered call writing activities of the Fund may trigger the U.S. federal income tax straddle rules of Section 1092 of the Code, requiring that losses be deferred and holding periods be tolled on offsetting positions in options and stocks deemed to constitute substantially similar or related property. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute QDI or qualify for the DRD to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or to fail to qualify for the DRD, as the case may be.

 41

The tax treatment of certain contracts (including regulated futures contracts and non-equity options) entered into by the Fund will be governed by Section 1256 of the Code (“Section 1256 contracts”). Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, Section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above, the Fund’s transactions in derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Foreign Currency Transactions

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in a foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Investments in Securities of Uncertain Tax Character

The Fund may invest in preferred securities or other securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to RICs under the Code.

Book-Tax Differences

Certain of the Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If such a difference arises, and the Fund’s book income is less than the sum of its taxable income and net tax-exempt income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and to avoid an entity-level tax. In the alternative, if the Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

 42

Investments in Other RICs

The Fund’s investments in shares of a mutual fund, ETF or another company that qualifies as a RIC (each, an “investment company”) can cause the Fund to be required to distribute greater amounts of net investment income or net capital gain than the Fund would have distributed had it invested directly in the securities held by the underlying RIC, rather than in shares of the underlying RIC. Further, the amount or timing of distributions from the Fund qualifying for treatment as a particular character (for example, long-term capital gain, exempt interest, eligibility for the DRD, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying RIC.

If the Fund receives dividends from an investment company, and the investment company reports such dividends as QDI, then the Fund is permitted in turn to report a portion of its distributions as QDI, provided the Fund meets holding period and other requirements with respect to shares of the investment company.

If the Fund receives dividends from an investment company and the investment company reports such dividends as eligible for the DRD, then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the DRD as well, provided the Fund meets holding period and other requirements with respect to shares of the investment company.

Investments in Real Estate Investment Trusts

Any investment by the Fund in equity securities of REITs qualifying as such under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. In such an event, to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate DRD and generally will not constitute QDI. Certain Fund distributions attributable to dividends received by the Fund from REITs may qualify as “qualified REIT dividends,” which may qualify for the 20% qualified business income deduction in the hands of non-corporate shareholders.

Tax-Exempt Shareholders

Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt- financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in the fall of 2006, a CRT will not recognize UBTI as a result of investing in the Fund if the Fund recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund and the Fund recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund.

 43

CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Tax Shelter Reporting

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 24%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be allowed as a refund or a credit against the shareholder’s U.S. federal income tax liability if the appropriate information is timely provided to the IRS.

Foreign Shareholders

Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “United States person” within the meaning of the Code (a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. Distributions properly reported as Capital Gain Dividends generally are not subject to withholding of U.S. federal income tax.

In general, a RIC is not required to withhold any amounts (i) with respect to distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly reported as such by the RIC in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported as such by the RIC in a written notice to shareholders (“short-term capital gain dividends”). This exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner was not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or a 10% shareholder of the issuer, (C) that is within certain foreign countries that had inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. The exception to withholding for short-term capital gain dividends does not apply to (A) distributions to an individual foreign shareholder who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions subject to special rules regarding the disposition of U.S. real property interests as described below. The RIC is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as were eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if the RIC reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholder.

 44

Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Foreign shareholders with respect to whom income from the Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax.

If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisers.

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if the Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years.

If the Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder attributable directly or indirectly (i) to distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands or (ii) gains realized by the Fund on the disposition of USRPIs would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders, and generally would be subject to U.S. withholding tax. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund.

In addition, if the Fund were a USRPHC or former USRPHC, a greater-than-5% foreign shareholder generally would be required to file a U.S. tax return in connection with the sale of its Fund shares, and pay related taxes due on any gain realized on the sale.

 45

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the Fund.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form). Foreign shareholders should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.

A foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends. If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends, short-term capital gain dividends and interest-related dividends)

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund could be required to report annually their “financial interest” in the Fund’s foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult a tax advisor, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

General Considerations

The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the Fund, as well as the effects of state, local, foreign, and other tax law and any proposed tax law changes.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Willkie Farr & Gallagher LLP serves as counsel to the Fund, and is located at 787 Seventh Avenue, New York, New York 10019-6099.

KPMG LLP, located at Two Financial Center, 60 South Street, Boston, Massachusetts 02111, is the Fund’s independent registered public accounting firm.

 46

FINANCIAL STATEMENTS

The audited financial statements and financial highlights included in the annual report to the Fund’s shareholders for the fiscal year ended November 30, 2020 (the “2020 Annual Report”), together with the report of KPMG LLP on the financial statements and financial highlights included in the 2020 Annual Report, are incorporated herein by reference.

INCORPORATION BY REFERENCE

This SAI is part of a registration statement that we have filed with the SEC. We are allowed to “incorporate by reference” the information that we file with the SEC, which means that we can disclose important information to you by referring you to those documents. We incorporate by reference into this SAI the documents listed below and any future filings we make with the SEC under pursuant to Section 30(b)(2) of the 1940 Act and Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act, including any filings on or after the date of this SAI from the date of filing (excluding any information furnished, rather than filed), until we have sold all of the offered securities to which this SAI relates or the offering is otherwise terminated. The information incorporated by reference is an important part of this SAI. Any statement in a document incorporated by reference into this SAI will be deemed to be automatically modified or superseded to the extent a statement contained in (1) this SAI or (2) any other subsequently filed document that is incorporated by reference into this SAI modifies or supersedes such statement. The documents incorporated by reference herein include:

●	the Fund’s annual report on Form N-CSR for the fiscal year ended November 30, 2020, filed with the SEC on January 29, 2021; and

●	the description of Common Shares contained in the Registration Statement on Form 8-A (File No. 001-35937), filed with the SEC on May 20, 2013, including any amendment or reports filed for the purpose of updating such description.

You may obtain copies of any information incorporated by reference into this SAI, at no charge, by calling toll-free 1-866-351-7446 or by writing to the Fund at c/o Flaherty & Crumrine Incorporated, 301 E. Colorado Boulevard, Suite 800, Pasadena, California 91101. The Fund makes available the prospectus, SAI and the Fund’s annual and semi-annual reports, free of charge, at www.preferredincome.com. You may also obtain the SAI and other information regarding the Fund on the SEC website (http://www.sec.gov) or with the payment of a duplication fee, by electronic request at publicinfo@sec.gov. Information contained on our website is not incorporated by reference into this SAI, unless specifically stated herein, and should not be considered to be part of this SAI.

 47

APPENDIX A: PROXY VOTING POLICIES AND PROCEDURES

Flaherty & Crumrine Incorporated (“FCI”) acts as discretionary investment adviser for various clients, including the following eight pooled investment vehicles (the “Funds”):

As adviser to the “U.S. Funds”	Flaherty & Crumrine Preferred and Income Fund Incorporated
Flaherty & Crumrine Preferred and Income Opportunity Fund Incorporated
Flaherty & Crumrine Preferred and Income Securities Fund Incorporated
Flaherty & Crumrine Total Return Fund Incorporated
Flaherty & Crumrine Dynamic Preferred and Income Fund Incorporated

As sub-adviser to the “Canadian Funds”	Flaherty & Crumrine Investment Grade Preferred Income Fund
Brompton Flaherty & Crumrine Investment Grade Preferred ETF

As sub-adviser to the “Mutual Fund”	Destra Flaherty & Crumrine Preferred and Income Fund

FCI’s authority to vote proxies for its clients is established through the delegation of discretionary authority under its investment advisory contracts and the U.S. Funds have adopted these policies and procedures for themselves.

Purpose

These policies and procedures are designed to satisfy FCI’s duties of care and loyalty to its clients with respect to monitoring corporate events and exercising proxy authority in the best interests of such clients.

In connection with this objective, these policies and procedures are designed to deal with potential complexities which may arise in cases where FCI’s interests conflict or appear to conflict with the interests of its clients.

These policies and procedures are also designed to communicate with clients the methods and rationale whereby FCI exercises proxy voting authority.

This document is available to any client or Fund shareholder upon request and FCI will make available to such clients and Fund shareholders the record of FCI’s votes promptly upon request and to the extent required by Federal law and regulations.

Fundamental Standard

FCI will be guided by the principle that, in those cases where it has proxy voting authority, it will vote proxies, and take such other corporate actions, consistent with the interest of its clients in a manner free of conflicts of interest.

General

These policies and procedures apply only where the client has granted discretionary authority with respect to proxy voting. Where FCI does not have authority, it will keep appropriate written records evidencing that such discretionary authority has not been granted.

FCI may choose not to keep written copies of proxy materials that are subject to SEC regulation and maintained in the SEC’s EDGAR database. In other instances, FCI will keep appropriate written records in its files or in reasonably accessible storage.

Similarly, FCI will keep in its files, or reasonably accessible storage, work papers and other materials that were significant to FCI in making a decision how to vote.

For purposes of decision making, FCI will assume that each ballot for which it casts votes is the only security of an issuer held by the client. Thus, when casting votes where FCI may have discretionary authority with regard to several different securities of the same issuer, it may vote securities “in favor” for those securities or classes where FCI has determined the matter in question to be beneficial while, at the same time, voting “against” for those securities or classes where FCI has determined the matter to be adverse. Such cases occasionally arise, for example, in those instances where a vote is required by both common and preferred shareholders, voting as separate classes, for a change in the terms regarding preferred stock issuance.

FCI will reach its voting decisions independently, after appropriate investigation. It does not generally intend to delegate its decision making or to rely on the recommendations of any third party, although it may take such recommendations into consideration. FCI may consult with such other experts, such as CPA’s, investment bankers, attorneys, etc., as it regards necessary to help it reach informed decisions.

FCI may determine not to vote a proxy for a debt or equity security: if (1) the effect on the applicable client’s economic interests or the value of the portfolio holding is insignificant in relation to its portfolio; (2) the cost of voting the proxy outweighs the possible benefit to the applicable client, including without limitation situations where a jurisdiction imposes share blocking restrictions which may affect the ability to effect transactions in the related securities; or (3) FCI otherwise has determined that it is consistent with its fiduciary obligations not to vote the proxy.

Ultimately, all voting decisions are made on a case-by-case basis, taking relevant considerations into account.

Voting of Common Stock Proxies

FCI categorizes matters as either routine or non-routine, which definition may or may not precisely conform to the definitions set forth by securities exchanges or other bodies categorizing such matters. Routine matters would include such things as the voting for directors and the ratification of auditors and most shareholder proposals regarding social, environmental, and corporate responsibility matters. FCI normally will vote in favor of management’s recommendations on these routine matters.

Non-routine matters might include, without limitation, such things as (1) amendments to management incentive plans, (2) the authorization of additional common or preferred stock, (3) initiation or termination of barriers to takeover or acquisition, (4) mergers or acquisitions, (5) changes in the state of incorporation, (6) corporate reorganizations, and (7) “contested” director slates. Non-routine matters will be voted on a case-by-case basis.

Voting of Preferred Stock Proxies and Exercising Consent Rights of Debt Securities

Preferred securities generally have voting rights only in the event that the issuer has not made timely payments of income and principal to shareholders or in the event that a corporation desires to effectuate some change in its articles of incorporation which might modify the rights of preferred stockholders.

Similarly, debt securities typically do not have express voting rights; however, issuers may seek consents to amendments of covenants or rights of the debt holders.

In deciding upon non-routine matters, having to do with the modification of the rights or protections, FCI will attempt, wherever possible, to assess the costs and benefits of such modifications.

In the case of the election of directors when timely payments to preferred shareholders have not been made (“contingent voting”), FCI will cast its votes on a case-by-case basis after investigation of the qualifications and independence of the persons standing for election.

Routine matters regarding preferred stock are the exception, rather than the rule, and typically arise when the preferred and common shareholders vote together as a class on such matters as election of directors. FCI will vote on a case-by-case basis, reflecting the principles set forth elsewhere in this document. However, in those instances (1) where the common shares of an issuer are held by a parent company and (2) where, because of that, the election outcome is not in doubt, FCI does not intend to vote such proxies since the time and costs would outweigh the benefits.

Actual and Apparent Conflicts of Interest

Potential conflicts of interest between FCI and FCI’s clients may arise when FCI’s relationships with an issuer or with a related third party conflict or appear to conflict with the best interests of FCI’s clients.

FCI will indicate in its voting records available to clients whether or not a material conflict exists or appears to exist. In addition, FCI will communicate with the client (which means the independent Directors or Director(s) they may so designate in the case of the U.S. Funds and the investment adviser in the case of the Canadian Funds or the Mutual Fund) in instances when a material conflict of interest may be apparent. FCI must describe the conflict to the client and state FCI’s voting recommendation and the basis therefor. If the client considers there to be a reasonable basis for the proposed vote notwithstanding the conflict or, in the case of the Funds, that the recommendation was not affected by the conflict (without considering the merits of the proposal), FCI will vote in accordance with the recommendation it had made to the client.

In all such instances, FCI will keep reasonable documentation supporting its voting decisions and/or recommendations to clients.

Amendment of the Policies and Procedures

These policies and procedures may be modified at any time by action of the Board of Directors of FCI but will not become effective, in the case of the U.S. Funds, unless they are approved by majority vote of the non-interested directors of the U.S. Funds. Any such modifications will be sent to FCI’s clients by mail and/or other electronic means in a timely manner. These policies and procedures, and any amendments hereto, will be posted on the U.S. Funds’ websites and will be disclosed in reports to shareholders as required by law.

APPENDIX B: RATINGS OF INVESTMENTS

The following is a description of certain ratings assigned by S&P, Moody’s & Fitch.

MOODY’S INVESTORS SERVICE, INC. (MOODY’S)

Long Term Ratings

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

Short-Term Ratings

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Short-Term Municipal Ratings

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

S&P Global Ratings (S&P)
Long-Term Issue Credit Ratings

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, they may be outweighed by large uncertainties or major exposure to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

Plus (+) or Minus (–): Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Short-Term Issue Credit Ratings

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed exchange offer.

Notes Ratings

An S&P Notes rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a notes rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

■ Amortization schedule-the longer the final maturity relative to other maturities the more likely it will be treated as a note.

■ Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

D: D is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.

FITCH RATINGS LTD.

International Long-Term Credit Ratings

AAA: Highest Credit Quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. A ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. BBB ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. BB ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly Speculative. B ratings indicate that material credit risk is present.

CCC: Substantial Credit Risk. CCC ratings indicate that substantial credit risk is present.

CC: Very High Levels of Credit Risk. CC ratings indicate very high levels of credit risk.

C: Exceptionally High Levels of Credit Risk. C indicates exceptionally high levels of credit risk.

International Short-Term Credit Ratings

F1: Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative Short-Term Credit Quality . Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High Short-Term Default Risk. Default is a real possibility.

D: Default. Indicates the default of a short-term obligation.

Plus (+) or Minus (–): The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to AAA ratings and ratings below CCC. For the short-term rating category of F1, a “+” may be appended.

FLAHERTY & CRUMRINE DYNAMIC PREFERRED AND INCOME FUND
INCORPORATED
FLAHERTY & CRUMRINE PREFERRED AND INCOME FUND INCORPORATED
FLAHERTY & CRUMRINE PREFERRED AND INCOME OPPORTUNITY FUND
INCORPORATED
FLAHERTY & CRUMRINE PREFERRED AND INCOME SECURITIES FUND
FLAHERTY & CRUMRINE TOTAL RETURN FUND

PRIVACY POLICY

Safeguarding the nonpublic personal information of our registered shareholders is of great importance to the Flaherty & Crumrine Fund family.

We collect nonpublic personal information about each Fund’s registered shareholders, including information such as name, address, tax I.D. #, Social Security # and instructions regarding the Fund’s Dividend Reinvestment and Cash Purchase Plan, from the following sources:

●	The registered shareholder’s broker or prior custodian as the shares are initially transferred into registered form.

●	Directly from the registered shareholder or his or her agent.

We do not disclose any nonpublic personal information about our current or former registered shareholders to anyone, except as permitted by law. Such disclosures as we do make are primarily to the Fund’s service providers as necessary to maintain account records and provide information to our shareholders.

We restrict access to nonpublic personal information about our registered shareholders through password protection to individuals requiring the information to service our shareholder’s needs. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard the shareholders’ nonpublic personal information in our possession.

C-1

PART C
OTHER INFORMATION

Item 25. Financial Statements and Exhibits

1. Financial Statements

Included in Part A: Financial highlights for the fiscal years ended November 30, 2020, 2019, 2018, 2017, 2016 and 2015, 2014 and 2013.

Incorporated into Parts A and B by reference:

The audited financial statements included in the Fund’s annual report for the fiscal year ended November 30, 2020, together with the report of KPMG LLP, on Form N-CSR, filed January 29, 2021 (File No. 811-22762).

The financial highlights included in the Fund’s annual report for the fiscal year ended November 30, 2015 on Form N-CSR, filed on January 29, 2016 (File No. 811-22762).

2. Exhibits

(a)(1)	Articles of Incorporation dated October 10, 2012(1)
(a)(2)	Articles of Amendment to the Articles of Incorporation dated October 22, 2012(1)
(a)(3)	Articles of Amendment to the Articles of Incorporation dated March 26, 2013(1)
(a)(4)	Articles of Amendment and Restatement dated April 17, 2013(2)
(b)(1)	Bylaws dated October 10, 2012(1)
(b)(2)	Amended and Restated Bylaws dated May 21, 2013(3)
(c)	Not applicable
(d)	The rights of security holders are defined in the Registrant’s Articles of Amendment and Restatement (Article V and VII) and the Registrant’s Amended and Restated Bylaws (Article II).
(e)	Dividend Reinvestment and Cash Purchase Plan(4)
(f)	Not applicable
(g)	Form of Investment Advisory Agreement(3)
(h)(1)	Form of ATM Sales Agreement**
(i)	Not applicable
(j)	Custody Agreement(3)
(k)(i)	Service Agreement for Transfer Agent Services*
(k)(ii)	Fund Administration and Accounting Agreement*
(k)(iii)	Secondary Market Support Services Agreement*
(k)(iv)	Amended and Restated Committed Facility Agreement*
(l)	Opinion and Consent of Venable LLP*
(m)	Not applicable
(n)	Consent of Independent Registered Public Accounting Firm*
(o)	Not applicable
(p)	Certificate of Initial Stockholder(3)
(q)	Not applicable

1

(r)(1)	Code of Ethics of the Fund(4)
(r)(2)	Code of Ethics of the Adviser(4)
(s)	Power of Attorney(4)

*	Filed herewith.
**	To be filed by amendment.
(1)	Filed on March 29, 2013 with the Registrant’s Registration Statement on Form N-2 (File Nos. 333-184587 and 811-22762) and incorporated by reference herein.
(2)	Filed on April 25, 2013 with the Registrant’s Registration Statement on Form N-2 (File Nos. 333-184587 and 811-22762) and incorporated by reference herein.
(3)	Filed on May 23, 2013 with the Registrant’s Registration Statement on Form N-2 (File Nos. 333-184587 and 811-22762) and incorporated by reference herein.

(4)	Filed on February 5, 2021 with the Registrant’s Registration Statement on Form N-2 (File Nos. 333-252797 and 811-22762) and incorporated by reference herein.

Item 26. Marketing Arrangements

     The information contained under the heading “Plan of Distribution” on page 63 of the prospectus is incorporated by reference, and any information concerning any underwriters will be contained in the accompanying prospectus supplement, if any.

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the expenses to be incurred in connection with the offer described in this Registration Statement:

Registration and Filing Fees	$21,820
FINRA Fees	30,500
New York Stock Exchange Fees	21,429
Costs of Printing and Engraving	5,000
Accounting Fees and Expenses	37,500
Legal Fees and Expenses	150,357
Total	$266,606

Item 28. Persons Controlled by or under Common Control with Registrant

     None.

Item 29. Number of Holders of Securities

Set forth below is the number of record holders as of January 22, 2021, of each class of securities of the Registrant:

Title of Class	Number of Record Holders
Shares of Common Stock, par value $0.01 per share	8

2

Item 30. Indemnification

It is the Registrant’s obligation to indemnify its directors and officers to the maximum extent permitted by Maryland law as set forth in Article VIII of Registrant’s Articles of Amendment and Restatement and Article V of the Registrant’s Bylaws. The liability of the Registrant’s directors and officers is limited as provided in Article VIII of Registrant’s Articles of Amendment and Restatement. The liability of Flaherty & Crumrine Incorporated, the Registrant’s investment adviser (the “Adviser”), for any loss suffered by the Registrant or its shareholders is set forth in Section 5 of the Investment Advisory Agreement.

Item 31. Business and other Connections of Investment Adviser

This information, with respect to the Adviser, is set forth under the caption “Management of the Fund” in the Prospectus and in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement.

The Adviser, a corporation organized under the laws of the State of California, acts as investment adviser to the Fund. The Fund is fulfilling the requirement of this Item 31 to provide a list of the officers and directors of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser or those officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV of the Adviser filed with the SEC pursuant to the 1940 Act (SEC File No. 801-19384).

Item 32. Location of Accounts and Records

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder will be maintained as follows: journals, ledgers, securities records and other original records will be maintained principally at the offices of the Fund’s Administrator and Custodian. All other records so required to be maintained will be maintained at the offices of Flaherty & Crumrine Incorporated, 301 E. Colorado Boulevard, Suite 800, Pasadena, California 91101.

Item 33. Management Services

Not applicable.

Item 34. Undertakings

(1) Not applicable.

(2) Not applicable.

(3) Registrant undertakes:

(a)

to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

(1)        to include any prospectus required by Section 10(a)(3) of the Securities Act;

(2)        to reflect in the prospectus any facts or events after the effective date of the Registration Statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the Registration Statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement; and

3

(3)        to include any material information with respect to the plan of distribution not previously disclosed in the Registration Statement or any material change to such information in the Registration Statement.

(4)        if (i) it determines to conduct one or more offerings of the Fund’s common shares (including rights to purchase its common shares) at a price below its net asset value per common share at the date the offering is commenced, and (ii) such offering or offerings will result in greater than a 15% dilution to the Fund’s net asset value per common share.

(b)	that for the purpose of determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)	to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d)	that, for the purpose of determining liability under the Securities Act to any purchaser:

(1)        if the Registrant is relying on Rule 430B:

(A)        Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B)        Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2)        if the Registrant is relying on Rule 430C: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

4

(e)	that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(2)	free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrant;

(3)	the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4)	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser

(4) Registrant undertakes:

(a)	that, for the purpose of determining any liability under the Securities Act the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 424(b)(1) under the Securities Act will be deemed to be a part of the Registration Statement as of the time it was declared effective.

(b)	that, for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus will be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time will be deemed to be the initial bona fide offering thereof.

(5) The undersigned Registrant hereby undertakes that, for purposes of determining any liability under the Securities Act of 1933, each filing of the Registrant’s annual report pursuant to Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934 that is incorporated by reference into the registration statement shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(7) Registrant undertakes to send by first-class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

5

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Pasadena, State of California, on the 16th day of April, 2021.

FLAHERTY & CRUMRINE DYNAMIC
PREFERRED AND INCOME FUND
INCORPORATED

By:	/s/ R. Eric Chadwick
Name: R. Eric Chadwick
Title: Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on April 16, 2021.

Signatures	Title

/s/ R. Eric Chadwick	Director and Chief Executive Officer
R. Eric Chadwick	(Principal Executive Officer)

Chief Financial Officer, Vice President and
/s/ Bradford S. Stone	Treasurer (Principal Financial and
Bradford S. Stone	Accounting Officer)

*David Gale	Director
David Gale

*Morgan Gust	Director
Morgan Gust

*Karen Hogan	Director
Karen H. Hogan

*By:	/s/ Chad Conwell
Chad Conwell, as Agent

SCHEDULE OF EXHIBITS

Exhibit
No.	Description
(k)(i)	Service Agreement for Transfer Agent Services
(k)(ii)	Fund Administration and Accounting Agreement
(k)(iii)	Secondary Market Support Services Agreement
(k)(iv)	Amended and Restated Committed Facility Agreement
(l)	Opinion and Consent of Venable LLP
(n)	Consent of Independent Registered Public Accounting Firm